Schedule of Investments (unaudited)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$600	$596,229
American Express Credit Account Master Trust
5.15%, 09/15/30	1,000	1,018,587
4.65%, 07/15/29	1,110	1,113,662
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,463,933
Capital One Prime Auto Receivables Trust, 5.07%, 07/16/29	500	500,649
Chase Issuance Trust, 5.08%, 09/15/30	1,000	1,016,293
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,015,208
5.74%, 05/15/29	2,000	2,025,071
Ford Credit Auto Owner Trust, 5.09%, 12/15/28	2,100	2,118,393
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28	2,000	1,998,761
5.78%, 08/16/28	610	619,348
Honda Auto Receivables Owner Trust, 4.57%, 03/21/29	4,200	4,203,288
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	2,000	2,019,652
John Deere Owner Trust
4.96%, 11/15/28	320	322,179
4.06%, 06/15/29	1,430	1,413,471
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	430	432,639
Synchrony Card Funding LLC, 5.54%, 07/15/29	3,890	3,942,577
Toyota Auto Receivables Owner Trust, 4.40%, 06/15/29	1,000	996,602
Verizon Master Trust
5.16%, 06/20/29	4,000	4,033,833
4.17%, 08/20/30	1,000	989,988
WF Card Issuance Trust, 4.94%, 02/15/29	1,000	1,009,219
World Omni Auto Receivables Trust
4.86%, 03/15/29	2,250	2,260,869
5.09%, 12/17/29	600	603,673
Total Asset-Backed Securities — 0.8% (Cost: $35,551,141)		35,714,124
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.7%
BBCMS Mortgage Trust
4.05%, 12/15/51	500	485,171
5.63%, 09/15/57	300	303,042
5.89%, 09/15/57	1,000	1,007,202
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	780,935
Benchmark Mortgage Trust
5.93%, 03/15/57	1,000	1,030,114
6.06%, 08/15/57(a)	500	513,145
6.95%, 07/15/57(a)	140	148,047
Series 2018-B21, Class A2, 1.74%, 12/17/53	1,000	962,407
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,102,848
BMO Mortgage Trust
5.32%, 09/15/57	200	201,733
5.63%, 12/15/57(a)	700	714,946
5.74%, 12/15/57(a)	500	494,029
5.89%, 11/15/57(a)	400	408,263
6.20%, 11/15/57(a)	900	923,180
CD Mortgage Trust
3.91%, 11/13/50(a)	200	186,131
Series 2016-CD2, Class A3, 3.25%, 11/10/49	946	915,769
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.01%, 03/10/51	$1,000	$972,494
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49	5,440	5,237,374
Series 2015-CR27, Class A4, 3.61%, 10/10/48	1,335	1,322,660
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	520	499,729
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	1,000	937,702
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	2,000	1,872,936
3.78%, 01/25/32	4,921	4,707,806
4.46%, 08/25/31	2,000	1,963,125
4.74%, 08/25/28(a)	10,000	10,022,462
5.20%, 02/25/31	3,110	3,178,049
5.36%, 01/25/29(a)	2,720	2,780,194
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,936	1,904,138
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.61%, 05/15/48	1,841	1,834,699
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5, 3.10%, 11/15/49	3,075	2,955,543
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	970	881,752
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	204	202,873
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	2,960	2,937,025
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	481,264
4.67%, 09/15/61(a)	1,000	967,428
5.93%, 07/15/57	2,000	2,061,981
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	971,301
Series 2016-NXS5, Class A6, 3.64%, 01/15/59	5,000	4,929,315
Series 2017-C39, Class A5, 3.42%, 09/15/50	5,000	4,780,686
		74,579,498
Total Collateralized Mortgage Obligations — 1.7% (Cost: $76,654,296)		74,579,498
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	200	189,436
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	390	379,842
7.50%, 06/01/29(b)	310	276,056
7.75%, 04/15/28(b)	305	282,704
9.00%, 09/15/28(b)	245	257,936
CMG Media Corp., 8.88%, 06/18/29(b)	290	233,567
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	100	99,284
Lamar Media Corp.
3.75%, 02/15/28	200	190,422
4.88%, 01/15/29	125	121,383
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(b)	800	681,743
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	510	503,627

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	$175	$163,780
5.00%, 08/15/27(b)	205	201,351
Stagwell Global LLC, 5.63%, 08/15/29(b)	325	313,783
Summer BC Bidco B LLC, 5.50%, 10/31/26(b)	145	146,363
		4,041,277
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	175	178,888
Airbus SE, 3.15%, 04/10/27(b)	260	251,813
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	106,027
BAE Systems PLC
5.00%, 03/26/27(b)	205	205,984
5.13%, 03/26/29(b)	380	381,761
Boeing Co. (The)
2.20%, 02/04/26	1,615	1,573,260
2.25%, 06/15/26	232	223,635
2.70%, 02/01/27	405	387,495
2.75%, 02/01/26	505	494,606
2.80%, 03/01/27	150	143,446
3.10%, 05/01/26	10	9,777
3.20%, 03/01/29	325	300,987
3.25%, 02/01/28	380	360,489
3.25%, 03/01/28	55	52,033
3.45%, 11/01/28	25	23,513
5.04%, 05/01/27	705	704,536
6.26%, 05/01/27	395	404,965
6.30%, 05/01/29	475	493,827
Bombardier Inc.
6.00%, 02/15/28(b)	250	249,381
7.13%, 06/15/26(b)(c)	50	50,229
7.50%, 02/01/29(b)	225	234,270
7.88%, 04/15/27(b)	211	211,672
Embraer Netherlands Finance BV, 5.40%, 02/01/27	200	200,652
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	155	155,026
General Dynamics Corp.
1.15%, 06/01/26	115	110,262
2.13%, 08/15/26	60	57,925
3.50%, 04/01/27	385	377,285
3.75%, 05/15/28	230	223,732
HEICO Corp., 5.25%, 08/01/28	130	131,624
Hexcel Corp., 4.20%, 02/15/27	188	184,187
Howmet Aerospace Inc.
3.00%, 01/15/29	185	172,643
5.90%, 02/01/27	250	255,148
6.75%, 01/15/28	145	152,960
L3Harris Technologies Inc.
2.90%, 12/15/29	25	22,720
3.85%, 12/15/26	135	132,965
4.40%, 06/15/28	870	857,956
5.05%, 06/01/29	150	150,585
5.40%, 01/15/27	450	456,159
Lockheed Martin Corp.
4.45%, 05/15/28	140	139,424
4.50%, 02/15/29	140	138,825
5.10%, 11/15/27	375	380,800
Moog Inc., 4.25%, 12/15/27(b)	180	172,622
Northrop Grumman Corp.
3.20%, 02/01/27	90	87,619
3.25%, 01/15/28	730	700,990
Security	Par (000)	Value
Aerospace & Defense (continued)
4.60%, 02/01/29	$175	$173,726
Rolls-Royce PLC, 5.75%, 10/15/27(b)	330	334,932
RTX Corp.
2.65%, 11/01/26	260	252,004
3.13%, 05/04/27	400	386,874
3.50%, 03/15/27	461	450,234
4.13%, 11/16/28	885	865,454
5.00%, 02/27/26	190	190,793
5.75%, 11/08/26	415	422,125
5.75%, 01/15/29	275	283,966
7.20%, 08/15/27	30	31,835
7.50%, 09/15/29	15	16,594
Spirit AeroSystems Inc.
3.85%, 06/15/26	120	117,884
4.60%, 06/15/28	225	217,011
9.38%, 11/30/29(b)	150	161,196
TransDigm Inc.
4.63%, 01/15/29	375	354,952
4.88%, 05/01/29	225	213,545
5.50%, 11/15/27	795	787,500
6.38%, 03/01/29(b)	830	838,691
6.75%, 08/15/28(b)	630	641,228
Triumph Group Inc., 9.00%, 03/15/28(b)	316	331,315
		19,376,562
Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26	30	29,048
4.40%, 02/14/26	340	338,961
4.80%, 02/14/29	585	580,227
6.20%, 11/01/28	180	187,293
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(d)	200	192,173
Archer-Daniels-Midland Co., 2.50%, 08/11/26	352	341,468
BAT Capital Corp.
2.26%, 03/25/28	665	614,008
3.22%, 09/06/26	332	324,122
3.46%, 09/06/29	40	37,421
3.56%, 08/15/27	636	616,875
4.70%, 04/02/27	382	380,957
BAT International Finance PLC
1.67%, 03/25/26	532	514,094
4.45%, 03/16/28	275	271,327
5.93%, 02/02/29	345	355,579
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	145	141,934
3.75%, 09/25/27	120	117,013
4.10%, 01/07/28	175	171,815
4.20%, 09/17/29	220	213,489
Cargill Inc.
0.75%, 02/02/26(b)	260	250,725
3.25%, 05/23/29(b)	10	9,420
3.63%, 04/22/27(b)	280	274,686
4.50%, 06/24/26(b)	195	195,440
Darling Ingredients Inc., 5.25%, 04/15/27(b)	160	159,222
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	300	294,254
3.88%, 07/26/29(b)	275	260,678
6.13%, 07/27/27(b)	310	318,551
MHP Lux SA, 6.95%, 04/03/26(d)	200	189,674
Philip Morris International Inc.
0.88%, 05/01/26	277	264,875

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
2.75%, 02/25/26	$265	$260,213
3.13%, 08/17/27	125	120,699
3.13%, 03/02/28	160	152,751
3.38%, 08/15/29	300	282,063
4.38%, 11/01/27	180	178,801
4.63%, 11/01/29	175	173,117
4.75%, 02/12/27	270	270,874
4.88%, 02/13/26	545	547,163
4.88%, 02/15/28	459	461,394
4.88%, 02/13/29	330	330,092
5.13%, 11/17/27	563	570,216
5.25%, 09/07/28	115	116,950
5.63%, 11/17/29	465	479,278
Turning Point Brands Inc., 5.63%, 02/15/26(b)	90	89,678
Viterra Finance BV
2.00%, 04/21/26(b)	270	259,811
4.90%, 04/21/27(b)	210	208,533
		12,146,962
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(b)	356	347,474
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	55	52,860
Series 2020-1, Class C, 10.50%, 07/15/26(b)	110	116,996
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	275	272,004
Allegiant Travel Co., 7.25%, 08/15/27(b)(c)	185	186,721
American Airlines Inc.
7.25%, 02/15/28(b)	255	260,948
8.50%, 05/15/29(b)	300	315,932
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	423	422,707
5.75%, 04/20/29(b)	900	897,635
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	125	122,136
Series 2015-1, Class A, 3.38%, 11/01/28(c)	210	202,539
Series 2015-2, Class AA, 3.60%, 03/22/29	45	43,230
Series 2016-1, Class AA, 3.58%, 07/15/29	89	85,829
Series 2016-2, Class AA, 3.20%, 12/15/29	101	95,162
Series 2016-3, Class AA, 3.00%, 04/15/30	25	23,875
Series 2017-1, Class AA, 3.65%, 02/15/29	99	94,156
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	255	249,988
Avianca Midco 2 PLC
9.00%, 12/01/28(d)	500	497,654
9.63%, 02/14/30(b)	200	195,441
Azul Secured Finance LLP, 11.93%, 08/28/28(b)	427	399,111
Delta Air Lines Inc.
3.75%, 10/28/29	155	145,907
4.38%, 04/19/28	155	152,250
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	1,060	1,052,715
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	175	163,965
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(d)	200	200,167
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	516	520,019
OneSky Flight LLC, 8.88%, 12/15/29(b)	165	168,979
Southwest Airlines Co.
3.45%, 11/16/27	15	14,445
5.13%, 06/15/27	610	613,476
Security	Par (000)	Value
Airlines (continued)
United Airlines Inc.
4.38%, 04/15/26(b)	$585	$577,020
4.63%, 04/15/29(b)	600	576,247
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(c)	132	130,774
Series 2014-2, Class A, 3.75%, 03/03/28	130	127,007
Series 2016-1, Class AA, 3.10%, 01/07/30	15	14,264
Series 2016-2, Class AA, 2.88%, 04/07/30	155	144,194
Series 2020-1, 5.88%, 04/15/29	422	428,136
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27(b)	165	165,055
9.50%, 06/01/28(b)(c)	160	164,370
		10,241,388
Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29(b)	100	93,129
Hanesbrands Inc., 4.88%, 05/15/26(b)	270	267,723
Kontoor Brands Inc., 4.13%, 11/15/29(b)	115	107,032
NIKE Inc.
2.38%, 11/01/26	275	265,844
2.75%, 03/27/27	390	376,599
Tapestry Inc., 4.13%, 07/15/27	32	31,435
Under Armour Inc., 3.25%, 06/15/26	200	194,083
VF Corp., 2.80%, 04/23/27	130	122,841
William Carter Co. (The), 5.63%, 03/15/27(b)	160	159,358
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	175	154,937
		1,772,981
Auto Manufacturers — 1.2%
Allison Transmission Inc.
4.75%, 10/01/27(b)	125	122,776
5.88%, 06/01/29(b)	150	150,403
American Honda Finance Corp.
1.30%, 09/09/26	455	431,959
2.00%, 03/24/28	250	229,860
2.25%, 01/12/29	200	180,937
2.30%, 09/09/26	10	9,647
2.35%, 01/08/27	270	258,593
3.50%, 02/15/28	180	173,642
4.40%, 10/05/26	150	149,564
4.40%, 09/05/29	230	224,686
4.45%, 10/22/27	200	198,754
4.70%, 01/12/28	120	120,138
4.90%, 03/12/27	150	150,692
4.90%, 07/09/27	155	155,855
4.90%, 03/13/29	220	220,028
5.13%, 07/07/28	325	328,693
5.25%, 07/07/26	175	176,550
5.65%, 11/15/28	160	164,633
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	310	307,597
BMW Finance NV, 2.85%, 08/14/29(b)	235	214,403
BMW U.S. Capital LLC
1.25%, 08/12/26(b)	320	304,364
2.80%, 04/11/26(b)	152	148,924
3.30%, 04/06/27(b)	187	181,629
3.45%, 04/01/27(b)(c)	232	226,336
3.63%, 04/18/29(b)	200	189,782
3.75%, 04/12/28(b)	80	77,465
3.95%, 08/14/28(b)	200	193,817
4.60%, 08/13/27(b)	175	174,454

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.65%, 08/13/26(b)(c)	$75	$75,049
4.65%, 08/13/29(b)(c)	120	118,230
4.90%, 04/02/27(b)	200	200,816
4.90%, 04/02/29(b)	210	209,484
5.05%, 04/02/26(b)	200	201,091
5.05%, 08/11/28(b)(c)	500	502,374
Cummins Inc., 4.90%, 02/20/29	55	55,384
Daimler Truck Finance North America LLC, 5.25%, 01/13/30(b)	150	150,476
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	490	465,917
3.65%, 04/07/27(b)	285	278,212
5.00%, 01/15/27(b)	160	160,564
5.13%, 09/25/27(b)	150	151,053
5.13%, 01/19/28(b)	280	281,807
5.40%, 09/20/28(b)	245	248,552
Ford Motor Co.
4.35%, 12/08/26	550	542,348
6.63%, 10/01/28	140	146,367
Ford Motor Credit Co. LLC
2.70%, 08/10/26	475	457,657
2.90%, 02/16/28	275	255,152
2.90%, 02/10/29	250	224,903
3.82%, 11/02/27	275	263,726
4.13%, 08/17/27	430	416,823
4.27%, 01/09/27	300	294,530
4.54%, 08/01/26	245	242,572
4.95%, 05/28/27	510	506,236
5.11%, 05/03/29	400	390,604
5.13%, 11/05/26	200	199,764
5.30%, 09/06/29	200	196,370
5.80%, 03/05/27	450	454,114
5.80%, 03/08/29	455	455,996
5.85%, 05/17/27	225	227,359
5.88%, 11/07/29	400	400,477
6.80%, 05/12/28	440	455,771
6.80%, 11/07/28	425	441,065
6.95%, 03/06/26	370	376,745
6.95%, 06/10/26	295	301,322
7.35%, 11/04/27	490	512,550
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(d)	200	198,450
General Motors Co.
4.20%, 10/01/27	105	103,084
5.00%, 10/01/28	95	94,700
5.40%, 10/15/29	390	392,728
6.80%, 10/01/27	490	511,370
General Motors Financial Co. Inc.
1.50%, 06/10/26	450	430,606
2.35%, 02/26/27	420	398,792
2.40%, 04/10/28	85	78,410
2.40%, 10/15/28	325	295,616
2.70%, 08/20/27	181	171,446
3.85%, 01/05/28	6	5,818
4.00%, 10/06/26	361	356,001
4.30%, 04/06/29	350	337,754
4.35%, 01/17/27	160	158,314
4.90%, 10/06/29	310	304,848
5.00%, 04/09/27	574	574,966
5.25%, 03/01/26	430	431,336
5.35%, 07/15/27	200	201,989
5.35%, 01/07/30	350	349,660
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 04/06/26	$540	$543,474
5.40%, 05/08/27	160	161,616
5.55%, 07/15/29	355	359,000
5.65%, 01/17/29	281	285,229
5.80%, 06/23/28	470	480,269
5.80%, 01/07/29	485	494,106
6.00%, 01/09/28	470	482,837
Honda Motor Co. Ltd., 2.53%, 03/10/27	527	504,899
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	190,534
Hyundai Capital America
1.50%, 06/15/26(b)	295	281,997
1.65%, 09/17/26(b)	405	384,703
1.80%, 01/10/28(b)	225	205,185
2.00%, 06/15/28(b)	90	81,509
2.10%, 09/15/28(b)	285	257,244
2.38%, 10/15/27(b)	355	332,089
2.75%, 09/27/26(d)	200	193,236
3.00%, 02/10/27(b)	5	4,817
3.50%, 11/02/26(b)	300	293,114
4.30%, 09/24/27(b)	180	177,221
4.55%, 09/26/29(b)	250	243,413
4.88%, 11/01/27(b)	150	149,674
5.25%, 01/08/27(b)	130	130,894
5.28%, 06/24/27(b)	200	201,701
5.30%, 03/19/27(b)	200	201,600
5.30%, 01/08/29(b)	160	160,657
5.30%, 06/24/29(b)	200	200,717
5.35%, 03/19/29(b)	125	125,667
5.45%, 06/24/26(b)	135	136,049
5.50%, 03/30/26(b)	305	307,262
5.60%, 03/30/28(b)	292	296,275
5.65%, 06/26/26(b)	285	287,881
5.68%, 06/26/28(b)	760	773,443
5.95%, 09/21/26(b)	260	264,216
6.10%, 09/21/28(b)	265	273,563
6.50%, 01/16/29(b)	255	266,918
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	192,710
3.63%, 08/29/27(d)	200	193,890
5.13%, 02/05/27(d)	200	200,812
5.13%, 02/05/29(d)	200	199,663
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	149,326
5.50%, 07/15/29(b)	125	122,829
5.88%, 01/15/28(b)	175	174,185
Kia Corp.
1.75%, 10/16/26(d)	200	189,833
2.75%, 02/14/27(d)	200	191,780
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	340	328,616
3.10%, 08/15/29(b)	150	138,052
3.75%, 02/22/28(b)	365	353,121
4.30%, 02/22/29(b)	150	145,893
4.75%, 08/01/27(b)	150	150,014
4.80%, 03/30/26(b)	375	375,710
4.80%, 11/13/26(b)	150	150,339
4.80%, 01/11/27(b)	150	150,261
4.80%, 03/30/28(b)	390	388,606
4.80%, 08/01/29(b)	250	247,304
4.85%, 01/11/29(b)	150	149,003

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.88%, 07/31/26(b)	$150	$150,458
4.90%, 11/15/27(b)	175	174,964
5.10%, 08/03/28(b)	400	401,744
5.10%, 11/15/29(b)	150	150,287
5.20%, 08/03/26(b)	290	292,186
5.25%, 11/29/27(b)	250	252,281
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)	312	293,464
2.00%, 03/09/26(b)	255	245,096
2.45%, 09/15/28(b)	115	101,470
2.75%, 03/09/28(b)	175	158,710
5.30%, 09/13/27(b)	180	177,649
5.55%, 09/13/29(b)(c)	140	137,527
6.95%, 09/15/26(b)	85	86,452
7.05%, 09/15/28(b)	200	205,832
Nissan Motor Co. Ltd., 4.35%, 09/17/27(b)	770	738,771
PACCAR Financial Corp.
1.10%, 05/11/26	185	177,424
2.00%, 02/04/27	180	171,641
4.00%, 09/26/29	80	77,526
4.45%, 03/30/26	100	99,996
4.45%, 08/06/27	150	149,868
4.60%, 01/10/28	235	235,553
4.60%, 01/31/29	130	129,723
4.95%, 08/10/28	40	40,390
5.00%, 05/13/27	155	156,938
5.05%, 08/10/26	45	45,385
5.20%, 11/09/26	100	101,337
Series R, 4.50%, 11/25/26	110	110,102
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	198,854
Stellantis Finance U.S. Inc., 1.71%, 01/29/27(b)	420	393,199
Toyota Motor Corp.
1.34%, 03/25/26	237	228,939
2.76%, 07/02/29	155	143,317
5.12%, 07/13/28	150	152,608
5.28%, 07/13/26	270	273,253
Toyota Motor Credit Corp.
1.13%, 06/18/26	305	291,655
1.15%, 08/13/27	65	59,777
1.90%, 01/13/27	370	352,193
1.90%, 04/06/28	202	185,939
3.05%, 03/22/27	575	558,396
3.05%, 01/11/28	205	196,588
3.20%, 01/11/27	145	141,539
3.65%, 01/08/29	205	196,842
4.35%, 10/08/27	385	383,270
4.45%, 05/18/26	320	320,215
4.45%, 06/29/29	250	247,023
4.55%, 08/07/26	95	95,166
4.55%, 09/20/27	440	440,788
4.55%, 08/09/29	325	322,078
4.60%, 01/08/27	125	125,424
4.63%, 01/12/28	430	431,237
4.65%, 01/05/29	240	239,200
4.95%, 01/09/30	125	125,700
5.00%, 08/14/26	177	178,579
5.05%, 05/16/29	280	282,542
5.20%, 05/15/26	130	131,240
5.25%, 09/11/28	170	172,944
5.40%, 11/20/26	200	203,251
5.45%, 11/10/27	355	363,246
Security	Par (000)	Value
Auto Manufacturers (continued)
Series B, 5.00%, 03/19/27	$175	$176,627
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	65	58,960
3.20%, 09/26/26(b)	100	97,071
4.35%, 06/08/27(b)	600	589,671
4.75%, 11/13/28(b)	415	407,295
4.85%, 08/15/27(b)	200	198,549
4.90%, 08/14/26(b)	200	199,561
4.95%, 08/15/29(b)	205	201,327
5.25%, 03/22/29(b)	365	363,753
5.30%, 03/22/27(b)	205	205,664
5.40%, 03/20/26(b)	200	200,774
5.65%, 09/12/28(b)	205	207,223
5.70%, 09/12/26(b)	220	222,287
6.00%, 11/16/26(b)	200	203,115
6.20%, 11/16/28(b)	200	205,759
Wabash National Corp., 4.50%, 10/15/28(b)	130	120,157
		51,804,054
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26(b)	260	259,693
7.00%, 04/15/28(b)	175	178,580
American Axle & Manufacturing Inc.
5.00%, 10/01/29(c)	200	183,463
6.50%, 04/01/27	180	180,440
6.88%, 07/01/28(c)	135	134,260
Aptiv PLC, 4.35%, 03/15/29	100	97,061
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29	205	199,842
BorgWarner Inc.
2.65%, 07/01/27	445	423,589
4.95%, 08/15/29	75	74,680
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(b)	122	122,003
6.75%, 05/15/28(b)	240	244,482
6.75%, 02/15/30(b)	50	50,780
8.50%, 05/15/27(b)	590	592,998
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% Cash or 10.63% PIK)(b)(c)(e)	127	108,152
Dana Inc.
5.38%, 11/15/27	159	158,269
5.63%, 06/15/28	125	124,196
Denso Corp., 4.42%, 09/11/29(b)	200	196,649
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(b)(c)	200	165,311
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	235	230,432
5.00%, 05/31/26	300	297,576
5.00%, 07/15/29(c)	250	233,144
7.00%, 03/15/28	46	46,496
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% cash)(b)(e)	135	132,283
Lear Corp.
3.80%, 09/15/27	35	34,133
4.25%, 05/15/29	105	101,405
LG Energy Solution Ltd.
5.38%, 07/02/27(d)	200	200,643
5.38%, 07/02/29(d)	200	199,352
5.63%, 09/25/26(d)	200	201,445
5.75%, 09/25/28(d)	200	203,072
Magna International Inc., 5.05%, 03/14/29	110	110,667

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Phinia Inc., 6.75%, 04/15/29(b)	$175	$179,865
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(b)	180	156,719
SK On Co. Ltd., 5.38%, 05/11/26(d)	200	200,925
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(d)	200	200,148
Tenneco Inc., 8.00%, 11/17/28(b)	585	557,995
Titan International Inc., 7.00%, 04/30/28	120	119,202
Toyota Industries Corp., 3.57%, 03/16/28(b)	200	191,787
ZF North America Capital Inc., 6.88%, 04/14/28(b)	180	180,916
		7,272,653
Banks — 9.2%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(b)	250	239,006
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	200	181,396
4.80%, 04/18/26(b)	325	324,063
4.99%, 12/03/28, (1-year CMT + 0.780%)(a)(b)	210	209,823
6.34%, 09/18/27, (1-year CMT + 1.650%)(a)(b)	390	398,831
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	194,031
4.50%, 09/14/27(d)	200	197,783
5.50%, 01/12/29(d)	200	203,585
8.00%, (5-year CMT + 3.524%)(a)(d)(f)	200	212,214
Access Bank PLC, 6.13%, 09/21/26(d)	200	195,355
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(d)(f)	200	210,053
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	200	203,810
Agricultural Bank of China Ltd./Hong Kong
1.25%, 06/17/26(d)	200	191,055
2.25%, 03/01/27(d)	200	191,154
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	192,921
Ahli United Sukuk Ltd., 3.88%, (5-year CMT + 3.011%)(a)(d)(f)	200	192,974
AIB Group PLC, 6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	200	209,571
Akbank TAS
6.80%, 02/06/26(d)	200	202,167
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(d)	200	199,071
Al Rajhi Bank, 6.38%, (5-year CMT + 1.888%)(a)(d)(f)	400	403,893
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(d)	400	395,165
5.05%, 03/12/29(d)	200	198,829
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(d)(f)	200	204,377
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(a)(b)	235	236,369
5.90%, 07/10/34, (5-year CMT + 1.500%)(a)(b)	200	203,089
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	200	190,953
3.45%, 01/21/28(b)	200	192,450
5.36%, 08/14/28(b)	270	274,632
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	190,270
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)	335	334,109
5.35%, 06/15/26(b)	200	201,944
5.40%, 11/29/27(b)	215	218,899
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	70	71,255
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	191,166
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/26(b)	$400	$397,313
5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)	250	251,973
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	246,652
4.42%, 12/16/26	250	249,734
4.62%, 12/16/29	250	248,677
4.75%, 01/18/27	250	251,295
4.90%, 07/16/27	315	317,796
5.00%, 03/18/26	250	251,392
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	205	207,335
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(d)	200	196,823
6.50%, 01/22/30(b)	400	406,579
Banco de Bogota SA, 6.25%, 05/12/26(d)	200	200,748
Banco de Credito del Peru SA, 3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	200	189,970
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	200	192,882
Banco do Brasil SA
3.25%, 09/30/26(d)	200	194,541
4.88%, 01/11/29(d)	200	192,013
Banco General SA, 4.13%, 08/07/27(d)	200	194,567
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(d)	150	147,287
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(d)	200	193,792
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(d)	600	559,203
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(d)	200	199,816
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	590	560,393
1.85%, 03/25/26	730	705,232
3.31%, 06/27/29	280	261,058
3.80%, 02/23/28	250	241,146
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	655	643,720
4.25%, 04/11/27	210	207,035
4.38%, 04/12/28	235	229,891
5.29%, 08/18/27	515	518,208
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	400	403,143
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	435	438,532
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	210	212,086
5.57%, 01/17/30	200	202,664
5.59%, 08/08/28	725	738,291
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	200	205,495
6.61%, 11/07/28	210	221,058
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(d)	400	365,261
4.30%, 06/15/27(d)	200	197,688
4.45%, 09/19/28(d)	200	196,181
5.30%, 09/21/28(d)	200	201,675
9.03%, 03/15/29(b)	100	113,128
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)	200	198,429
Bank Mandiri Persero Tbk PT, 2.00%, 04/19/26(d)	200	192,832
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	197,648

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	$200	$195,641
4.30%, (5-year CMT + 3.466%)(a)(d)(f)	400	380,462
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	1,920	1,836,437
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	1,040	948,967
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	770	736,670
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	600	545,578
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	740	685,465
3.25%, 10/21/27	315	304,113
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	1,795	1,722,925
3.50%, 04/19/26	730	721,039
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(a)	350	344,835
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	845	819,894
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	775	756,222
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	757	743,289
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	735	715,494
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	800	769,850
4.25%, 10/22/26	350	347,420
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	965	943,206
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	650	643,601
4.45%, 03/03/26	679	677,085
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	1,075	1,077,932
4.98%, 01/24/29, (1-day SOFR + 0.830%)(a)	900	902,039
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)	1,180	1,183,864
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	1,045	1,053,497
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	885	909,169
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	625	636,352
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	650	672,887
6.22%, 09/15/26	271	277,432
Series L, 4.18%, 11/25/27	345	339,516
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(a)	931	900,070
Bank of America NA, 5.53%, 08/18/26	510	517,339
Bank of China Ltd., 3.50%, 04/20/27(d)	200	195,805
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	384,817
Bank of China Ltd./Sydney
4.91%, 06/14/27, (1-day SOFR Index + 0.500%)(a)(d)	400	399,791
4.94%, 09/30/27, (1-day SOFR Index + 0.590%)(a)(d)	400	400,769
Bank of Communications Co. Ltd./Hong Kong, 4.90%, 08/01/27, (1-day SOFR Index + 0.550%)(a)(d)	400	400,091
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.400%)(a)(d)	350	337,535
Bank of East Asia Ltd. (The)
4.88%, 04/22/32, (5-year CMT + 2.300%)(a)(d)	250	240,019
6.63%, 03/13/27, (1-year CMT + 2.300%)(a)(d)	250	252,143
6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(d)	250	247,531
Security	Par (000)	Value
Banks (continued)
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	$190	$181,208
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	200	202,475
Bank of Montreal
1.25%, 09/15/26	440	417,168
2.65%, 03/08/27	475	456,736
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	420	403,078
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)	125	122,998
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	175	175,549
5.20%, 02/01/28	454	459,033
5.27%, 12/11/26	320	323,638
5.30%, 06/05/26	485	489,473
5.37%, 06/04/27	400	405,925
5.72%, 09/25/28	275	282,544
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	125	124,687
Series H, 4.70%, 09/14/27	550	550,292
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	180	169,873
1.65%, 07/14/28	45	40,798
2.05%, 01/26/27	495	472,498
2.45%, 08/17/26	30	29,108
2.80%, 05/04/26	170	166,728
3.00%, 10/30/28	68	63,865
3.25%, 05/16/27	110	106,891
3.30%, 08/23/29	220	204,969
3.40%, 01/29/28	595	575,386
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	370	360,943
3.85%, 04/28/28	245	239,564
3.85%, 04/26/29	95	91,922
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	320	314,620
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	370	367,873
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	150	148,123
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	270	271,599
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	490	492,377
4.98%, 03/14/30, (1-day SOFR +1.085%)(a)	330	331,125
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	375	385,482
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	265	278,305
Bank of New Zealand
2.29%, 01/27/27(b)	275	262,750
4.85%, 02/07/28(b)	270	270,671
5.08%, 01/30/29(b)	250	252,756
Bank of Nova Scotia (The)
1.05%, 03/02/26	465	448,015
1.30%, 09/15/26	390	369,954
1.35%, 06/24/26	389	372,087
1.95%, 02/02/27	304	288,917
2.70%, 08/03/26	15	14,583
2.95%, 03/11/27	340	328,286
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	200	198,047
4.75%, 02/02/26	340	340,844
5.15%, 02/14/29, (1-day SOFR + 0.890%)(a)	200	199,961
5.25%, 06/12/28	205	207,850
5.31%, 02/14/31, (1-day SOFR + 1.070%)(a)	200	199,956
5.35%, 12/07/26	330	334,103
5.40%, 06/04/27	250	253,909
5.45%, 08/01/29	225	229,214

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of the Philippine Islands, 5.25%, 03/26/29(d)	$200	$200,487
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)	165	146,047
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	390	370,401
4.75%, 07/13/27(b)	235	234,203
5.09%, 01/23/27(b)	210	210,828
5.19%, 02/16/28(b)	230	231,489
5.54%, 01/22/30(b)	200	202,629
5.79%, 07/13/28(b)	220	225,014
5.90%, 07/13/26(b)	200	203,055
Banque Saudi Fransi, 4.75%, 05/31/28(d)	200	197,625
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	647	617,500
4.34%, 01/10/28	80	78,783
4.84%, 05/09/28	550	543,825
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	200	199,250
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	400	393,764
4.97%, 05/16/29(a)	435	433,213
5.09%, 06/20/30(a)	415	405,928
5.20%, 05/12/26	745	746,329
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	785	793,481
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	200	202,821
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	535	543,168
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	740	748,451
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	400	417,093
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	400	409,379
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	480	508,313
BBG Sukuk Ltd., 4.56%, 10/09/29(d)	200	196,849
BBK BSC, 6.88%, 06/06/29(d)	200	202,318
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(d)	200	196,695
BNG Bank NV, 2.38%, 03/16/26(b)	32	31,295
BNP Paribas SA
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)	530	506,685
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(b)	200	184,271
2.16%, 09/15/29, (1-day SOFR + 1.218%)(a)(b)	365	329,167
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(b)	600	573,000
3.05%, 01/13/31, (1-day SOFR + 1.507%)(a)(b)	600	539,906
3.50%, 11/16/27(b)	565	543,484
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(b)	505	484,710
4.40%, 08/14/28(b)	610	596,394
4.63%, 03/13/27(b)	525	520,083
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)	575	576,776
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(b)	400	400,665
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(b)	260	259,552
5.28%, 11/19/30, (1-day SOFR + 1.280%)(a)(b)	500	498,388
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(b)	590	595,307
5.50%, 05/20/30, (1-day SOFR + 1.590%)(a)(b)	405	407,810
BOS Funding Ltd., 7.00%, 03/14/28(d)	200	204,877
Boubyan Sukuk Ltd., 3.39%, 03/29/27(d)	200	192,946
Boubyan Tier 1 Sukuk Ltd., 3.95%, (5-year USD Swap + 2.896%)(a)(d)(f)	200	191,006
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	320	304,055
2.70%, 10/01/29(b)	310	278,690
3.50%, 10/23/27(b)	295	283,084
4.63%, 09/12/28(b)	250	244,677
4.75%, 07/19/27(b)	250	249,645
4.88%, 04/01/26(b)	250	249,246
Security	Par (000)	Value
Banks (continued)
5.13%, 01/18/28(b)	$310	$310,580
5.20%, 01/18/27(b)	260	261,862
5.28%, 05/30/29(b)	250	251,562
5.72%, 01/18/30, (1-day SOFR + 1.959%)(a)(b)	285	287,922
5.88%, 01/14/31, (1-day SOFR + 1.680%)(a)(b)	400	406,061
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)	305	312,555
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	250	260,835
BSF Finance, 5.50%, 11/23/27(d)	200	201,979
BSF Sukuk Ltd., 5.00%, 01/25/29(d)	200	198,484
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(a)(d)	200	186,648
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)	200	203,388
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	380	391,040
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)	200	205,464
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	284	271,355
3.45%, 04/07/27	440	429,269
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	225	224,071
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	235	230,580
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	100	100,136
5.00%, 04/28/28	335	336,225
5.24%, 06/28/27	290	293,243
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	225	226,313
5.26%, 04/08/29	315	318,151
5.62%, 07/17/26	100	101,339
5.93%, 10/02/26	215	219,506
5.99%, 10/03/28	185	191,476
CBQ Finance Ltd.
2.00%, 05/12/26(d)	200	192,337
5.38%, 03/28/29(d)	200	201,154
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.650%)(a)(d)	250	257,440
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.400%)(a)(d)	1,000	963,267
China Construction Bank Corp./Hong Kong, 1.46%, 04/22/26(d)	400	385,431
China Construction Bank Corp/Dubai, 5.11%, 11/30/26, (1-day SOFR Index + 0.650%)(a)(d)	200	200,684
China Construction Bank Corp/Hong Kong, 4.86%, 07/16/27, (1-day SOFR Index + 0.550%)(a)(d)	200	200,238
China Development Bank
3.00%, 06/01/26(d)	400	392,816
3.38%, 01/24/27(d)	200	196,732
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	189,618
CIMB Bank Bhd, 2.13%, 07/20/27(d)	200	188,248
Citibank NA
4.84%, 08/06/29	595	595,449
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	275	275,519
4.93%, 08/06/26	265	266,314
5.44%, 04/30/26	755	762,621
5.49%, 12/04/26	560	568,859
5.80%, 09/29/28	805	832,545
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	935	894,066
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	700	622,669
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	600	545,128
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	930	897,644
3.20%, 10/21/26	985	961,003

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.40%, 05/01/26	$445	$438,264
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	805	776,332
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	880	854,507
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	845	830,995
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	815	781,118
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	770	750,702
4.13%, 07/25/28	195	190,331
4.30%, 11/20/26	335	332,578
4.45%, 09/29/27	1,270	1,255,899
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	875	853,070
4.60%, 03/09/26	600	599,501
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	610	607,362
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	970	972,660
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	445	442,514
6.63%, 01/15/28	320	337,337
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	385	381,213
Citizens Financial Group Inc.
2.85%, 07/27/26	142	137,874
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	300	305,199
Comerica Inc.
4.00%, 02/01/29	310	295,432
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	250	252,434
Commercial Bank of Dubai PSC
4.86%, 10/10/29(d)	200	196,840
5.32%, 06/14/28(d)	200	200,931
6.00%, (6-year CMT + 5.597%)(a)(d)(f)	200	199,792
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(d)(f)	200	194,849
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	535	511,667
2.55%, 03/14/27(b)	750	721,580
2.63%, 09/06/26(b)	45	43,739
2.85%, 05/18/26(b)	380	372,437
3.15%, 09/19/27(b)	105	101,489
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)	305	281,513
3.90%, 03/16/28(b)	145	142,198
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	250	250,608
5.32%, 03/13/26	405	408,660
Cooperatieve Rabobank UA
0.55%, 02/24/27, (1-year CMT + 0.550%)(a)(b)	470	451,898
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)	440	417,759
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)	415	411,635
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)	250	253,290
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)	335	340,502
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29	250	247,170
4.80%, 01/09/29	250	250,558
5.04%, 03/05/27	250	252,542
5.50%, 10/05/26	340	345,537
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	250	252,210
Credit Agricole SA
2.02%, 01/11/27(b)	470	446,370
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(b)	510	485,187
Security	Par (000)	Value
Banks (continued)
4.63%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)	$380	$375,785
5.13%, 03/11/27(b)	250	251,640
5.23%, 01/09/29, (1-day SOFR + 1.130%)(a)(b)	250	250,811
5.30%, 07/12/28(b)	280	283,022
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)	250	251,174
5.59%, 07/05/26(b)	500	506,316
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(b)	500	519,174
Dah Sing Bank Ltd., 3.00%, 11/02/31, (5-year CMT + 1.950%)(a)(d)	250	237,348
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)	375	356,065
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)	440	434,196
4.38%, 06/12/28(b)	245	240,275
4.61%, 10/02/30, (1-year CMT + 1.100%)(a)(b)	200	194,889
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)	200	202,209
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)	405	412,062
DBS Group Holdings Ltd., 1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(d)	200	193,293
Deutsche Bank AG
5.52%, 09/01/28	300	300,909
5.58%, 09/01/26	300	304,064
Deutsche Bank AG/New York
1.69%, 03/19/26	395	382,377
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	595	567,422
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	440	419,809
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	310	301,376
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	300	294,771
5.37%, 09/09/27	280	284,329
5.41%, 05/10/29	190	193,031
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	305	308,608
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	470	489,471
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	460	483,992
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	305	314,245
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	150	150,401
Development Bank of Kazakhstan JSC, 5.50%, 04/15/27(d)	200	201,080
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	383,470
2.74%, 02/16/27(d)	400	382,038
4.80%, 08/16/28(d)	200	197,866
5.24%, 03/04/29(d)	200	200,168
5.49%, 11/30/27(d)	200	202,661
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(d)(f)	200	194,966
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (6-year CMT + 2.246%)(a)(d)(f)	200	189,456
Discover Bank
3.45%, 07/27/26	250	244,984
4.65%, 09/13/28	250	246,019
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)	400	383,052
4.85%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)	210	208,173
Doha Finance Ltd.
2.38%, 03/31/26(d)	200	193,329
5.25%, 03/12/29(d)	200	198,920
Dukhan Tier 1 Sukuk Ltd., 3.95%, (5-year CMT + 3.081%)(a)(d)(f)	200	192,833
EI Sukuk Co. Ltd.
2.08%, 11/02/26(d)	200	190,075

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.43%, 05/28/29(d)	$200	$202,194
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	400	381,711
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(d)(f)	200	192,257
5.14%, 11/26/29(d)	200	200,025
5.72%, 01/31/29, (1-day SOFR + 1.400%)(a)(d)	200	203,266
5.88%, 10/11/28(d)	200	205,758
6.13%, (6-year CMT + 5.702%)(a)(d)(f)	200	200,874
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(d)	200	198,650
4.78%, 01/23/29(d)	200	198,523
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	235	232,917
5.25%, 04/26/29(b)	340	342,857
5.70%, 03/14/28(b)	270	276,224
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	195	184,772
2.55%, 05/05/27	40	38,100
3.95%, 03/14/28	155	150,540
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	335	328,500
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	265	260,469
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	200	197,658
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	345	358,804
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	232	239,928
Fifth Third Bank NA
2.25%, 02/01/27	250	238,275
4.97%, 01/28/28, (1-day SOFR + 0.810%)(a)	250	251,374
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	200	196,449
4.50%, (5-year CMT + 4.138%)(a)(d)(f)	400	392,504
4.77%, 06/06/28(d)	200	198,979
5.00%, 02/28/29(d)	200	200,311
5.13%, 10/13/27(d)	200	201,417
5.36%, 07/22/29, (1-day SOFR + 1.050%)(a)(d)	200	201,398
5.54%, 01/29/29, (1-day SOFR + 1.200%)(a)(d)	200	200,064
5.80%, 01/16/35, (5-year CMT + 1.550%)(a)(d)	200	200,744
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(d)	200	204,445
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	45	46,285
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(a)	5	4,972
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	180	180,498
7.63%, 05/01/26(b)	175	176,117
12.00%, 10/01/28(b)	250	272,401
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(d)	200	197,861
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	445	447,725
5.41%, 05/21/27, (1-day SOFR +0.750%)(a)	570	574,784
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(a)	979	943,453
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	1,011	959,634
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	1,425	1,356,556
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	1,093	1,045,627
3.50%, 11/16/26	794	778,547
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	1,170	1,140,947
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	940	914,736
3.75%, 02/25/26	725	719,709
Security	Par (000)	Value
Banks (continued)
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	$750	$724,639
3.85%, 01/26/27	1,219	1,199,358
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	1,140	1,114,461
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	395	393,081
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	910	901,383
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	695	681,866
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	645	642,744
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	775	776,825
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	670	685,003
5.95%, 01/15/27	428	438,534
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	710	745,337
Gulf International Bank BSC, 5.75%, 06/05/29(d)	200	203,044
HDFC Bank Ltd.
5.18%, 02/15/29(d)	200	200,571
5.20%, 02/15/27(d)	200	200,601
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(d)	200	201,379
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)	20	19,174
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	450	416,626
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	705	637,916
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	435	416,029
3.90%, 05/25/26(c)	450	446,180
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	825	783,665
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	890	874,557
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	890	874,115
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	805	801,303
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	400	400,981
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	860	864,082
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	750	749,220
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	400	404,308
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	350	354,364
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	805	817,031
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	750	771,740
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	805	852,020
HSBC USA Inc., 5.29%, 03/04/27	205	207,930
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	430	425,014
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	75	75,157
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	235	243,300
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	275	272,690
Huzhou City Investment Development Group Co. Ltd., 4.70%, 12/05/27(d)	200	199,212
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	400	396,133
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(f)	3,150	3,062,545
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(d)	200	190,187
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	243,490
Industrial Bank Co. Ltd./Hong Kong, 5.06%, 08/14/27, (1-day SOFR Index + 0.560%)(a)(d)	200	199,843
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	390	376,423
3.95%, 03/29/27	460	452,191
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	450	441,625

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.05%, 04/09/29	$290	$279,129
4.55%, 10/02/28	355	349,897
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	395	397,739
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	200	203,714
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	30	29,088
3.88%, 01/12/28(b)	290	278,620
Series XR, 4.00%, 09/23/29(b)	200	189,148
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)	200	198,803
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(a)	770	742,389
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	1,139	1,080,258
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	1,208	1,162,976
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	245	223,934
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	490	461,821
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	1,200	1,086,334
2.95%, 10/01/26	920	897,896
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	500	482,058
3.20%, 06/15/26	440	432,845
3.30%, 04/01/26	771	761,460
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	680	655,355
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	1,177	1,146,187
3.63%, 12/01/27	355	345,541
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	893	848,116
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	905	887,928
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	340	331,186
4.13%, 12/15/26	825	818,108
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	810	791,332
4.25%, 10/01/27	185	183,819
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	1,296	1,282,681
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	840	826,642
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	375	371,844
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	600	590,139
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	790	775,341
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	1,440	1,441,253
4.92%, 01/24/29, (1-day SOFR + 0.800%)(a)	730	730,748
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	185	185,678
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	825	824,064
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	735	736,264
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	430	432,661
5.14%, 01/24/31, (1-day SOFR + 0.900%)(a)	775	778,424
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	765	774,497
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	780	792,222
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	805	821,303
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	685	700,540
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	655	680,834
7.63%, 10/15/26	300	314,851
8.00%, 04/29/27	300	320,993
JPMorgan Chase Bank NA, 5.11%, 12/08/26	500	505,113
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	400	384,594
Security	Par (000)	Value
Banks (continued)
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)	$295	$291,640
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(b)	305	311,793
KEB Hana Bank
1.25%, 12/16/26(d)	200	187,610
3.25%, 03/30/27(d)	200	194,213
5.75%, 10/24/28(d)	200	205,618
KeyBank NA/Cleveland OH
4.39%, 12/14/27	250	246,394
5.85%, 11/15/27	430	440,663
KeyCorp
2.25%, 04/06/27	240	227,003
2.55%, 10/01/29	230	205,331
4.10%, 04/30/28	185	179,522
KFH Sukuk Co., 5.01%, 01/17/29(d)	200	198,685
Kodit Global the1st Securitization Specialty Co. Ltd., 4.95%, 05/25/26(d)	200	199,869
Kookmin Bank
1.38%, 05/06/26(d)	400	383,745
4.50%, 02/01/29(d)	200	193,900
5.25%, 05/08/29(d)	200	202,368
Korea Development Bank (The)
0.80%, 07/19/26	200	189,370
1.00%, 09/09/26	400	377,978
2.25%, 02/24/27	200	191,222
Kreditanstalt fuer Wiederaufbau
1.00%, 10/01/26	747	708,415
1.75%, 09/14/29	25	22,279
2.88%, 04/03/28	270	258,620
3.00%, 05/20/27	1,495	1,453,360
3.50%, 08/27/27	870	853,534
3.63%, 04/01/26	50	49,608
3.75%, 02/15/28	2,060	2,027,690
3.88%, 06/15/28	3,176	3,132,276
4.00%, 03/15/29	1,532	1,511,075
4.13%, 01/31/28	200	198,767
4.38%, 03/01/27	1,330	1,332,778
4.63%, 08/07/26	1,478	1,485,561
4.63%, 03/18/30	315	317,991
5.00%, 03/16/26	10	10,072
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	450	404,328
4.00%, 01/22/27(d)	70	69,548
4.88%, 03/09/26(d)	50	50,199
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	362	347,521
1.00%, 02/25/28(d)	220	199,298
1.75%, 07/27/26	440	423,744
1.75%, 01/14/27(d)	475	451,971
3.00%, 05/21/29(d)	400	377,969
3.88%, 09/28/27	142	140,461
3.88%, 06/14/28	1,090	1,075,001
4.63%, 04/17/29	111	112,048
Series 37, 2.50%, 11/15/27	1,147	1,092,742
LG Electronics Inc., 5.63%, 04/24/27(d)	200	202,619
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	540	518,342
3.57%, 11/07/28(a)	365	351,245
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	515	502,164
4.38%, 03/22/28	555	544,354

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 03/24/26	$648	$645,316
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	400	400,660
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	410	413,630
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	395	402,895
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	525	536,814
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	595	603,838
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	355	351,564
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)	100	99,492
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	200	214,821
Macquarie Bank Ltd.
5.21%, 06/15/26(b)	120	121,002
5.27%, 07/02/27(b)	245	248,709
5.39%, 12/07/26(b)	265	268,860
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)	405	384,185
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)(c)	210	196,479
3.76%, 11/28/28(a)(b)	475	459,196
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)	130	127,431
4.65%, 03/27/29(a)(b)	10	9,868
5.03%, 01/15/30(a)(b)	190	189,162
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	460	456,844
Mashreqbank PSC, 7.88%, 02/24/33, (5-year CMT + 3.997%)(a)(d)	200	209,992
Metropolitan Bank & Trust Co., 5.38%, 03/06/29(d)	200	201,921
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	835	797,510
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	540	512,349
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	375	357,709
2.76%, 09/13/26	200	194,059
3.20%, 07/18/29	500	464,969
3.29%, 07/25/27	135	131,016
3.68%, 02/22/27	455	446,220
3.74%, 03/07/29	300	288,381
3.85%, 03/01/26	700	694,272
3.96%, 03/02/28	350	342,067
4.05%, 09/11/28	300	292,725
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	365	359,056
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	515	516,835
5.20%, 01/16/31, (1-year CMT + 0.780%)(a)	200	200,570
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	200	201,760
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	200	201,778
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	390	395,171
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	400	405,456
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	400	382,186
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	360	343,942
2.84%, 09/13/26	200	194,548
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	225	204,079
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	265	244,100
3.17%, 09/11/27	300	288,905
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	200	185,974
3.48%, 04/12/26(b)	595	587,122
3.66%, 02/28/27	205	200,833
4.02%, 03/05/28	455	444,651
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	315	307,041
Security	Par (000)	Value
Banks (continued)
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	$210	$212,255
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	202,070
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	300	304,077
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	200	204,087
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	430	440,509
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	865	824,918
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	1,290	1,240,413
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	880	840,449
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	1,000	894,397
3.13%, 07/27/26	802	785,386
3.59%, 07/22/28(a)	1,190	1,151,645
3.63%, 01/20/27	925	909,549
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	975	944,734
3.95%, 04/23/27	789	775,424
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	955	942,381
4.35%, 09/08/26	600	595,896
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	940	919,365
4.65%, 10/18/30, (1-day SOFR +1.100%)(a)	935	916,620
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	680	678,544
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	897	901,696
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	935	940,360
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	805	808,446
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	670	673,180
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	665	675,113
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	475	482,999
5.66%, 04/18/30, (1-day SOFR +1.260%)(a)	640	652,748
6.25%, 08/09/26	340	348,006
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	436	451,764
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	520	544,492
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	550	547,109
4.75%, 04/21/26	350	350,751
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	425	426,491
4.97%, 07/14/28, (1-day SOFR + 0.930%)(a)	250	250,589
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	750	752,975
5.50%, 05/26/28, (1-day SOFR + 0.865%)(a)	500	506,737
5.88%, 10/30/26	500	510,466
Movida Europe SA, 7.85%, 04/11/29(d)	200	169,686
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.100%)(a)(d)	250	249,687
National Australia Bank Ltd.
1.89%, 01/12/27(b)	490	466,503
3.50%, 01/10/27(b)	60	58,921
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(b)	400	374,375
National Australia Bank Ltd./New York
2.50%, 07/12/26	485	471,693
3.91%, 06/09/27	485	478,655
4.50%, 10/26/27	250	249,690
4.79%, 01/10/29	250	251,357
4.90%, 06/13/28	370	372,430
4.90%, 01/14/30	250	251,714
4.94%, 01/12/28	310	312,880
5.09%, 06/11/27	250	253,198
National Bank of Canada
4.50%, 10/10/29	275	269,124
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	250	250,613
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	250	252,712
5.60%, 12/18/28	260	266,032

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(d)	$200	$201,080
National Securities Clearing Corp.
4.90%, 06/26/29(b)	250	250,864
5.00%, 05/30/28(b)	250	251,638
5.10%, 11/21/27(b)	270	273,214
5.15%, 06/26/26(b)	250	252,531
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	515	492,933
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	300	287,737
4.45%, 05/08/30(a)	400	387,895
4.80%, 04/05/26	205	205,149
4.89%, 05/18/29(a)	570	565,982
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	400	395,917
5.08%, 01/27/30(a)	410	407,699
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	335	339,331
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	202,452
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	405	413,400
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)	450	454,679
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	305	314,285
NatWest Markets PLC
1.60%, 09/29/26(b)	425	404,206
5.41%, 05/17/29(b)	235	238,466
5.42%, 05/17/27(b)	270	274,024
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	188,936
5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(d)	200	201,614
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(d)(f)	200	190,597
NCB Tier 1 Sukuk Ltd., 3.50%, (6-year CMT + 2.889%)(a)(d)(f)	400	383,647
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	335	327,473
NongHyup Bank
4.25%, 07/06/27(d)	200	197,974
4.88%, 07/03/28(d)	200	200,526
Nordea Bank Abp
1.50%, 09/30/26(b)	360	341,791
4.38%, 09/10/29(b)	200	195,593
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	75	72,698
5.00%, 03/19/27(b)	210	211,543
5.38%, 09/22/27(b)	420	425,817
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	193,124
4.87%, 09/14/27(b)	210	209,144
5.09%, 10/16/29(b)	210	208,911
5.43%, 03/09/28(b)	200	201,770
Northern Trust Corp.
3.15%, 05/03/29	30	28,268
3.38%, 05/08/32(a)	217	208,676
3.65%, 08/03/28	15	14,510
4.00%, 05/10/27	470	464,441
NRW Bank
0.88%, 03/09/26(d)	395	379,898
3.88%, 05/26/26(d)	80	79,386
4.63%, 03/08/27(d)	462	463,429
Oesterreichische Kontrollbank AG
0.50%, 02/02/26	320	307,860
3.63%, 09/09/27	225	221,095
3.75%, 09/05/29	236	229,391
Security	Par (000)	Value
Banks (continued)
4.13%, 01/18/29	$490	$484,543
4.25%, 03/01/28	295	294,095
4.50%, 01/24/30	355	355,621
4.75%, 05/21/27	620	625,360
5.00%, 10/23/26	225	227,391
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(d)	200	205,209
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(d)	200	210,511
Oversea-Chinese Banking Corp. Ltd.
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	200	198,405
5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(d)	200	203,087
PNC Bank NA
2.70%, 10/22/29	250	225,148
3.25%, 01/22/28	320	307,644
4.05%, 07/26/28	250	242,655
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	260	246,913
2.55%, 01/22/30	600	536,084
2.60%, 07/23/26	280	271,943
3.15%, 05/19/27	280	270,838
3.45%, 04/23/29	455	431,684
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	345	346,713
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	325	327,170
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	355	358,739
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	536	543,435
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	560	569,336
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	807	823,559
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	400	412,093
QIB Sukuk Ltd., 5.58%, 11/22/28(d)	400	408,062
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(d)	400	404,169
QNB Finance Ltd.
2.75%, 02/12/27(d)	200	191,559
4.88%, 01/30/29(d)	200	198,052
5.55%, 04/02/29, (1-day SOFR + 1.200%)(a)	400	401,963
Regions Financial Corp.
1.80%, 08/12/28	45	40,422
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	165	167,738
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(d)(f)	200	190,031
Rizal Commercial Banking Corp., 5.50%, 01/18/29(d)	200	200,962
Royal Bank of Canada
1.15%, 07/14/26	350	333,989
1.20%, 04/27/26	608	584,267
1.40%, 11/02/26	315	298,309
2.05%, 01/21/27(c)	245	233,435
3.63%, 05/04/27	440	430,537
4.24%, 08/03/27	455	451,378
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	195	194,266
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	175	173,661
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	615	604,559
4.88%, 01/19/27	280	281,601
4.90%, 01/12/28	434	437,377
4.95%, 02/01/29	200	200,742
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	425	426,307
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	325	324,121
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	360	361,982

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	$425	$426,960
5.20%, 07/20/26	295	298,018
5.20%, 08/01/28	295	298,648
6.00%, 11/01/27	468	483,621
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	346	329,724
3.24%, 10/05/26	300	291,831
4.40%, 07/13/27	375	370,867
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	300	298,294
6.12%, 05/31/27, (1-day SOFR +1.232%)(a)	175	177,486
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	200	205,083
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	365	377,123
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	220	228,382
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	432	412,569
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	520	494,068
3.82%, 11/03/28(a)	235	226,734
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	265	258,501
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	505	523,295
Security Bank Corp., 5.50%, 05/14/29(d)	200	202,569
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.400%)(a)(d)	250	251,984
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	189,099
3.75%, 09/20/27(d)	200	193,335
3.88%, 03/24/26(d)	200	197,282
4.00%, 04/23/29(d)	200	189,511
4.50%, 03/26/28(d)	200	195,629
Shinhan Financial Group Co. Ltd., 2.88%, (5-year CMT + 2.064%)(a)(d)(f)	200	192,822
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(d)	200	194,747
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27(b)	220	222,295
5.38%, 03/05/29(b)	200	202,734
SNB Funding Ltd.
2.90%, 01/29/27(d)	200	191,745
5.51%, 07/11/29, (1-day SOFR + 1.200%)(a)(d)	200	199,746
SNB Sukuk Ltd.
2.34%, 01/19/27(d)	400	380,690
5.13%, 02/27/29(d)	200	199,446
Societe Generale SA
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)	480	458,524
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)	425	405,252
3.00%, 01/22/30(b)	400	358,824
4.00%, 01/12/27(b)	345	337,625
4.25%, 08/19/26(b)	225	221,378
4.68%, 06/15/27(b)	395	393,632
4.75%, 09/14/28(b)	200	196,636
5.25%, 02/19/27(b)	270	270,336
5.50%, 04/13/29, (1-year CMT + 1.200%)(a)(b)	300	300,805
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)	200	200,651
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)	200	200,872
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(b)	460	472,842
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(b)	705	672,932
4.05%, 04/12/26(b)	205	203,323
4.31%, 05/21/30(a)(b)	210	202,204
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)	100	97,871
Security	Par (000)	Value
Banks (continued)
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)	$550	$542,845
5.55%, 01/21/29, (1-year CMT + 1.050%)(a)(b)	200	201,937
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)	295	298,761
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(b)	505	513,626
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(b)	610	628,384
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(b)	200	206,281
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(b)	200	212,175
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(b)	230	245,369
State Bank of India/London
1.80%, 07/13/26(d)	400	382,605
5.00%, 01/17/29(d)	200	198,836
5.13%, 11/25/29(d)	200	199,342
State Street Bank & Trust Co.
4.59%, 11/25/26	250	250,462
4.78%, 11/23/29	260	260,026
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	300	284,853
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	235	223,782
2.65%, 05/19/26	240	234,788
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	150	135,461
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	175	170,694
4.33%, 10/22/27	385	383,028
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)	325	322,581
4.99%, 03/18/27	305	307,610
5.27%, 08/03/26	360	363,673
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	320	329,290
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	220	226,304
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	780	740,451
1.90%, 09/17/28	720	648,642
2.17%, 01/14/27	330	314,876
2.47%, 01/14/29	200	182,429
2.63%, 07/14/26	825	801,796
2.72%, 09/27/29	200	180,939
2.75%, 01/15/30	400	359,650
3.01%, 10/19/26	200	194,636
3.04%, 07/16/29	490	451,137
3.20%, 09/17/29	125	115,515
3.35%, 10/18/27	147	142,222
3.36%, 07/12/27	790	766,721
3.45%, 01/11/27	245	239,583
3.54%, 01/17/28	40	38,727
3.78%, 03/09/26	635	629,545
3.94%, 07/19/28	200	194,366
4.31%, 10/16/28	275	271,149
5.32%, 07/09/29	200	202,557
5.52%, 01/13/28	600	610,983
5.71%, 01/13/30	400	410,354
5.72%, 09/14/28	455	466,780
5.80%, 07/13/28	200	205,681
5.88%, 07/13/26	200	203,395
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	275	260,739
1.55%, 03/25/26(b)	200	193,088
2.80%, 03/10/27(b)	210	202,003
4.45%, 09/10/27(b)	200	198,508
4.50%, 09/10/29(b)	205	200,930
4.95%, 09/15/27(b)	230	230,901
5.20%, 03/07/27(b)	210	211,949
5.20%, 03/07/29(b)	200	201,745

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.50%, 03/09/28(b)	$200	$203,099
5.55%, 09/14/28(b)	200	203,790
5.65%, 03/09/26(b)	340	343,488
5.65%, 09/14/26(b)	200	202,894
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	310	296,214
3.95%, 06/10/27(b)	265	261,639
5.13%, 05/28/27(b)	250	253,079
5.50%, 06/15/28(b)	395	402,653
Swedbank AB
1.54%, 11/16/26(b)	410	389,160
5.00%, 11/20/29(b)	210	210,198
5.34%, 09/20/27(b)	265	267,754
5.41%, 03/14/29(b)	200	202,125
5.47%, 06/15/26(b)	200	202,380
6.14%, 09/12/26(b)	200	204,096
Synchrony Bank, 5.63%, 08/23/27	315	317,522
Synovus Bank, 5.63%, 02/15/28	250	251,754
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	100	101,124
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	200	199,080
8.00%, 01/16/29(d)	200	206,571
8.99%, 08/02/34, (5-year CMT + 4.327%)(a)(d)	200	208,136
9.50%, 08/01/26(d)	200	210,772
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(a)	135	130,138
Toronto-Dominion Bank (The)
1.20%, 06/03/26	490	468,619
1.25%, 09/10/26	580	550,320
1.95%, 01/12/27	240	227,877
2.80%, 03/10/27	464	446,031
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	230	224,020
4.11%, 06/08/27	590	581,779
4.57%, 12/17/26	200	199,591
4.69%, 09/15/27	580	579,853
4.78%, 12/17/29	310	306,654
4.86%, 01/31/28	225	224,973
4.98%, 04/05/27	255	256,291
4.99%, 04/05/29	255	255,273
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	325	318,796
5.16%, 01/10/28	410	413,833
5.26%, 12/11/26	100	101,101
5.52%, 07/17/28	315	321,488
5.53%, 07/17/26	635	642,933
Truist Financial Corp.
1.13%, 08/03/27	60	54,926
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	540	519,763
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	325	293,794
3.88%, 03/19/29	130	124,154
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	350	344,523
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	655	653,147
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	460	465,070
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	290	294,425
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	470	502,925
Turkiye Garanti Bankasi AS
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(d)	200	202,978
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(d)	200	204,692
Turkiye Is Bankasi AS, 7.75%, 06/12/29(d)	200	205,274
Security	Par (000)	Value
Banks (continued)
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(d)	$200	$208,521
9.00%, 10/12/28(d)	200	213,122
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	555	527,765
3.00%, 07/30/29	305	279,995
3.10%, 04/27/26	413	405,091
3.90%, 04/26/28	80	77,823
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	845	839,901
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	470	466,844
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)	420	419,541
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	410	415,158
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	640	656,216
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	135	139,359
Series V, 2.38%, 07/22/26	120	116,344
Series X, 3.15%, 04/27/27	85	82,418
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	515	512,836
UBS AG/London
1.25%, 06/01/26	305	292,210
5.65%, 09/11/28	260	266,840
UBS AG/Stamford CT
1.25%, 08/07/26	592	563,283
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)	250	250,800
5.00%, 07/09/27	420	423,287
7.50%, 02/15/28	905	972,161
UBS Group AG
1.31%, 02/02/27, (1-day SOFR Index + 0.980%)(a)(b)	680	656,596
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	640	608,272
3.13%, 08/13/30(a)(b)	420	385,744
3.87%, 01/12/29(a)(b)(c)	760	736,041
4.13%, 04/15/26(b)	595	591,095
4.25%, 03/23/28(b)	510	499,399
4.28%, 01/09/28(b)	760	746,304
4.55%, 04/17/26	705	703,844
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)	545	543,617
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(b)	415	413,018
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)	520	525,272
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(a)(b)	420	427,617
6.25%, 09/22/29, (1-year CMT + 1.800%)(a)(b)	510	529,817
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(b)	405	415,376
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(b)	545	563,170
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(a)(b)	310	297,686
4.63%, 04/12/27(b)	70	69,188
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)	330	329,980
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)	350	366,665
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	192,269
1.75%, 03/16/31, (5-year CMT + 1.520%)(a)(d)	200	193,141
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)	200	190,269
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	200	194,415
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(a)	95	86,766
Wachovia Corp., 7.57%, 08/01/26(g)	125	129,688
Warba Sukuk Ltd., 5.35%, 07/10/29(d)	200	200,466

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	$820	$774,814
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	1,040	943,936
3.00%, 04/22/26	1,260	1,236,179
3.00%, 10/23/26	1,130	1,098,812
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	1,375	1,345,868
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	1,225	1,190,322
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	850	825,609
4.10%, 06/03/26	737	730,555
4.15%, 01/24/29	885	862,789
4.30%, 07/22/27	1,020	1,009,935
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	814	811,639
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	885	889,785
5.24%, 01/24/31, (1-day SOFR + 1.110%)(a)	935	939,928
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	1,340	1,364,365
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	945	960,682
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	850	886,659
Series B, 7.95%, 11/15/29	50	55,557
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	630	630,316
Wells Fargo Bank NA
5.25%, 12/11/26	500	506,625
5.45%, 08/07/26	670	678,238
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)	180	171,289
Westpac Banking Corp.
1.15%, 06/03/26	530	507,511
1.95%, 11/20/28	400	362,306
2.70%, 08/19/26	290	282,516
2.85%, 05/13/26	460	451,341
3.35%, 03/08/27	370	361,696
3.40%, 01/25/28	375	363,034
4.04%, 08/26/27	360	356,504
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	350	330,444
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	500	492,867
4.60%, 10/20/26	150	150,363
5.05%, 04/16/29	315	318,913
5.20%, 04/16/26	335	338,107
5.46%, 11/18/27	392	401,859
5.54%, 11/17/28	325	334,642
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	205	205,190
5.13%, 02/26/27(b)	200	201,739
5.20%, 02/28/29(b)	200	201,636
Wintrust Financial Corp., 4.85%, 06/06/29	55	52,556
Woori Bank
0.75%, 02/01/26(d)	200	192,103
2.00%, 01/20/27(d)	200	189,989
4.75%, 01/24/29(d)	200	198,500
4.88%, 01/26/28(d)	200	200,542
5.13%, 08/06/28(d)	200	198,713
6.38%, (5-year CMT + 2.277%)(a)(d)(f)	200	202,274
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(d)	200	200,530
9.25%, 10/16/28(d)	200	215,421
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	209,746
Security	Par (000)	Value
Banks (continued)
Zions Bancorp NA, 3.25%, 10/29/29	$5	$4,470
		391,716,300
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(d)	200	173,522
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	585	575,264
4.75%, 01/23/29	1,255	1,256,477
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	180	180,151
Bacardi-Martini BV, 5.55%, 02/01/30(b)	100	101,051
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(d)	300	285,341
Coca-Cola Co. (The)
1.00%, 03/15/28	309	278,448
1.45%, 06/01/27	565	528,887
1.50%, 03/05/28	85	77,710
2.13%, 09/06/29	310	278,433
2.90%, 05/25/27	110	106,521
3.38%, 03/25/27	370	362,638
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	160	162,025
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	205	192,351
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	250	224,921
Coca-Cola Icecek A/S, 4.50%, 01/20/29(d)	200	188,934
Constellation Brands Inc.
3.15%, 08/01/29	250	230,880
3.50%, 05/09/27	240	233,722
3.60%, 02/15/28	320	308,610
3.70%, 12/06/26	55	54,038
4.35%, 05/09/27	299	296,255
4.65%, 11/15/28	100	98,994
4.80%, 01/15/29	125	124,248
5.00%, 02/02/26	120	119,957
Diageo Capital PLC
2.38%, 10/24/29	300	269,934
3.88%, 05/18/28	125	122,191
5.30%, 10/24/27	350	355,920
5.38%, 10/05/26	210	212,841
Heineken NV, 3.50%, 01/29/28(b)	345	333,264
JDE Peet's NV, 1.38%, 01/15/27(b)	360	336,253
Keurig Dr Pepper Inc.
2.55%, 09/15/26	170	164,558
3.43%, 06/15/27	15	14,588
3.95%, 04/15/29	285	274,253
4.60%, 05/25/28	475	471,590
5.05%, 03/15/29	190	190,713
5.10%, 03/15/27	125	126,018
Molson Coors Beverage Co., 3.00%, 07/15/26	621	606,300
PepsiCo Inc.
2.38%, 10/06/26	70	67,716
2.63%, 03/19/27	30	28,941
2.63%, 07/29/29	300	275,579
2.85%, 02/24/26	397	390,874
3.00%, 10/15/27	415	400,314
3.60%, 02/18/28	295	287,703
4.45%, 05/15/28	245	245,149
4.50%, 07/17/29	255	254,227
4.55%, 02/13/26	290	290,505
5.13%, 11/10/26	245	248,093
7.00%, 03/01/29	145	157,635

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	$125	$124,321
4.65%, 02/16/27	165	165,680
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	150	134,603
Pernod Ricard SA, 3.25%, 06/08/26(b)	150	147,370
Primo Water Holdings Inc., 4.38%, 04/30/29(b)	255	240,997
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	225	226,347
Triton Water Holdings Inc., 6.25%, 04/01/29(b)	235	233,306
		13,837,161
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	445	400,022
2.20%, 02/21/27	615	585,225
2.60%, 08/19/26	507	492,037
3.00%, 02/22/29	515	480,684
3.20%, 11/02/27	165	158,861
4.05%, 08/18/29	400	386,154
5.15%, 03/02/28	1,145	1,158,109
5.51%, 03/02/26	400	400,033
Biocon Biologics Global PLC, 6.67%, 10/09/29(d)	200	194,826
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	230	223,056
CSL Finance PLC
3.85%, 04/27/27(b)	195	190,784
4.05%, 04/27/29(b)	5	4,830
Emergent BioSolutions Inc., 3.88%, 08/15/28(b)(c)	125	105,358
Gilead Sciences Inc.
1.20%, 10/01/27	105	96,110
2.95%, 03/01/27	505	488,792
3.65%, 03/01/26	1,013	1,004,191
4.80%, 11/15/29	185	184,511
Illumina Inc.
4.65%, 09/09/26	100	99,703
5.75%, 12/13/27	120	122,697
Royalty Pharma PLC
1.75%, 09/02/27	217	200,617
5.15%, 09/02/29	160	159,766
		7,136,366
Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(b)(c)	165	104,789
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(b)(c)	175	185,555
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)(c)	225	221,062
Carrier Global Corp., 2.49%, 02/15/27	375	359,065
Cemex SAB de CV, 9.13%, (5-year CMT + 5.157%)(a)(d)(f)	200	206,571
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(d)(f)	600	595,070
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)	115	93,064
9.50%, 08/15/29(b)	150	150,049
CP Atlas Buyer Inc., 7.00%, 12/01/28(b)(c)	180	160,184
CRH America Finance Inc.
3.40%, 05/09/27(b)	205	198,662
3.95%, 04/04/28(b)	230	223,824
CRH SMW Finance DAC
5.13%, 01/09/30	400	401,875
5.20%, 05/21/29	200	201,355
Eco Material Technologies Inc., 7.88%, 01/31/27(b)	185	188,566
Security	Par (000)	Value
Building Materials (continued)
Fortune Brands Innovations Inc., 3.25%, 09/15/29	$175	$162,024
Griffon Corp., 5.75%, 03/01/28	295	292,452
Holcim Finance U.S. LLC, 3.50%, 09/22/26(b)	55	53,862
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	70	68,211
Jeld-Wen Inc., 4.88%, 12/15/27(b)	120	115,792
Johnson Controls International PLC, 3.90%, 02/14/26	290	287,631
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	195	198,974
Lennox International Inc.
1.70%, 08/01/27	200	185,342
5.50%, 09/15/28	200	203,920
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(d)	200	200,144
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	125	116,309
Martin Marietta Materials Inc.
3.45%, 06/01/27	10	9,707
3.50%, 12/15/27	185	178,843
Masco Corp.
1.50%, 02/15/28	205	185,702
3.50%, 11/15/27	50	48,314
Mohawk Industries Inc., 5.85%, 09/18/28	220	226,796
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(b)	200	195,203
9.75%, 07/15/28(b)	100	101,941
Owens Corning
3.40%, 08/15/26	185	181,298
3.95%, 08/15/29	105	100,612
5.50%, 06/15/27	85	86,499
Sisecam U.K. PLC, 8.25%, 05/02/29(d)	200	201,870
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	325	322,320
Standard Industries Inc./New York
4.75%, 01/15/28(b)	330	320,860
5.00%, 02/15/27(b)	270	266,191
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(b)	225	227,914
6.50%, 03/15/27(b)	105	105,056
Trane Technologies Financing Ltd.
3.50%, 03/21/26	90	88,986
3.80%, 03/21/29	170	163,336
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	175	169,156
Vulcan Materials Co.
3.90%, 04/01/27	80	78,765
4.95%, 12/01/29	160	159,940
West China Cement Ltd., 4.95%, 07/08/26(d)	200	148,871
		8,742,532
Chemicals — 0.6%
Air Liquide Finance SA, 2.25%, 09/10/29(b)	250	224,572
Air Products and Chemicals Inc.
1.85%, 05/15/27	40	37,759
4.60%, 02/08/29	487	486,112
Albemarle Corp., 4.65%, 06/01/27	225	223,047
Alpek SAB de CV, 4.25%, 09/18/29(d)	200	184,949
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(b)(e)	197	129,713

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
10.43%, 09/30/29, (10.43% cash and 11.18% PIK)(b)(e)	$256	$257,891
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	225,088
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	150	147,190
Bayport Polymers LLC, 4.74%, 04/14/27(b)	55	54,253
Braskem Idesa SAPI, 7.45%, 11/15/29(d)	200	167,764
Braskem Netherlands Finance BV
4.50%, 01/10/28(d)	400	371,447
4.50%, 01/31/30(d)	400	342,004
Cabot Corp., 4.00%, 07/01/29	55	52,581
Celanese U.S. Holdings LLC
1.40%, 08/05/26	140	132,172
6.42%, 07/15/27	627	638,673
6.58%, 07/15/29	205	210,555
6.60%, 11/15/28	385	395,763
CF Industries Inc., 4.50%, 12/01/26(b)	160	158,925
Chemours Co. (The)
4.63%, 11/15/29(b)	210	186,301
5.38%, 05/15/27	190	186,062
5.75%, 11/15/28(b)	255	242,256
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	314	306,716
3.70%, 06/01/28(b)	15	14,450
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(d)	200	189,501
4.13%, 07/19/27(d)	600	588,700
5.13%, 03/14/28(d)	600	600,368
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	185	164,137
6.50%, 05/15/26(b)	70	67,982
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	184	181,482
Dow Chemical Co. (The)
4.80%, 11/30/28	160	159,877
7.38%, 11/01/29	260	285,276
DuPont de Nemours Inc., 4.73%, 11/15/28	535	534,218
Eastman Chemical Co.
4.50%, 12/01/28	130	128,162
5.00%, 08/01/29	165	164,792
Ecolab Inc.
1.65%, 02/01/27	365	345,775
2.70%, 11/01/26	30	29,116
3.25%, 12/01/27	25	24,143
5.25%, 01/15/28(c)	355	363,235
Element Solutions Inc., 3.88%, 09/01/28(b)	275	262,478
FMC Corp.
3.20%, 10/01/26	25	24,325
3.45%, 10/01/29	155	143,302
5.15%, 05/18/26	185	185,678
GPD Companies Inc., 10.13%, 04/01/26(b)	155	152,870
Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, 07/18/29(d)	200	200,857
HB Fuller Co.
4.00%, 02/15/27	105	101,229
4.25%, 10/15/28	90	85,555
Herens Holdco SARL, 4.75%, 05/15/28(b)	120	110,048
Huntsman International LLC, 4.50%, 05/01/29	210	200,759
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(b)	155	156,670
Security	Par (000)	Value
Chemicals (continued)
Ineos Finance PLC
6.75%, 05/15/28(b)	$150	$151,049
7.50%, 04/15/29(b)	200	204,335
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	130	136,529
Ingevity Corp., 3.88%, 11/01/28(b)	180	166,896
Innophos Holdings Inc., 11.50%, 06/15/29(b)(c)	151	160,849
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	450	414,197
4.45%, 09/26/28	70	68,651
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(b)(c)(e)	87	77,958
Kraton Corp., 5.00%, 07/15/27(d)	200	201,062
LG Chem Ltd., 1.38%, 07/07/26(d)	200	189,893
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	98	100,892
LYB Finance Co. BV, 8.10%, 03/15/27(b)	106	111,658
LYB International Finance II BV, 3.50%, 03/02/27	275	268,087
Mativ Holdings Inc., 8.00%, 10/01/29(b)(c)	105	99,882
MEGlobal BV
2.63%, 04/28/28(d)	200	182,117
4.25%, 11/03/26(d)	400	392,480
Methanex Corp.
5.13%, 10/15/27	220	216,576
5.25%, 12/15/29	205	199,660
Minerals Technologies Inc., 5.00%, 07/01/28(b)	120	116,116
Mosaic Co. (The)
4.05%, 11/15/27	225	220,640
5.38%, 11/15/28	177	179,528
Nutrien Ltd.
4.00%, 12/15/26	35	34,535
4.20%, 04/01/29	280	272,338
4.90%, 03/27/28	205	205,470
5.20%, 06/21/27	215	217,271
Olin Corp.
5.13%, 09/15/27	195	192,920
5.63%, 08/01/29	200	194,970
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	255	242,044
6.25%, 10/01/29(b)	150	143,972
7.13%, 10/01/27(b)	115	116,689
9.75%, 11/15/28(b)	505	535,028
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(d)	200	190,599
4.00%, 10/04/27(d)	200	190,649
PPG Industries Inc.
1.20%, 03/15/26	395	380,318
2.80%, 08/15/29	45	41,134
3.75%, 03/15/28	120	116,497
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	125	132,488
Rohm & Haas Co., 7.85%, 07/15/29	200	220,238
RPM International Inc.
3.75%, 03/15/27	145	141,985
4.55%, 03/01/29	100	98,515
SABIC Capital II BV, 4.50%, 10/10/28(d)	400	391,073
Sasol Financing USA LLC
4.38%, 09/18/26	200	192,083
6.50%, 09/27/28	200	192,219
8.75%, 05/03/29(d)	400	404,888
SCIH Salt Holdings Inc.
4.88%, 05/01/28(b)	365	353,905
6.63%, 05/01/29(b)	200	193,988

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(b)	$275	$272,651
Sherwin-Williams Co. (The)
2.95%, 08/15/29	250	229,981
3.45%, 06/01/27	520	506,531
4.55%, 03/01/28	10	9,947
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	200	189,580
SNF Group SACA, 3.13%, 03/15/27(b)	150	142,901
Solvay Finance America LLC, 5.65%, 06/04/29(b)	200	203,650
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29(b)(c)	19	14,739
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29(b)	2	1,240
Tronox Inc., 4.63%, 03/15/29(b)	335	303,689
Westlake Corp., 3.60%, 08/15/26	365	358,370
WR Grace Holdings LLC
4.88%, 06/15/27(b)	220	215,479
5.63%, 08/15/29(b)	350	326,256
Yara International ASA, 4.75%, 06/01/28(b)	335	330,585
YPF SA, 9.00%, 06/30/29(d)	200	208,387
		23,395,635
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	120	126,865
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)	125	127,967
SunCoke Energy Inc., 4.88%, 06/30/29(b)	150	138,226
Warrior Met Coal Inc., 7.88%, 12/01/28(b)	45	46,317
		439,375
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(d)	200	186,001
4.20%, 08/04/27(d)	200	185,935
4.38%, 07/03/29(d)	200	177,237
ADT Security Corp. (The), 4.13%, 08/01/29(b)	275	257,613
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	121	119,198
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(b)	200	200,246
Albion Financing 2 SARL, 8.75%, 04/15/27(b)	135	137,611
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	285	263,593
9.75%, 07/15/27(b)	305	306,867
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	640	609,786
Alta Equipment Group Inc., 9.00%, 06/01/29(b)	150	145,245
AMN Healthcare Inc.
4.00%, 04/15/29(b)	105	95,576
4.63%, 10/01/27(b)	175	169,467
APi Group DE Inc., 4.75%, 10/15/29(b)	50	47,442
Ashtead Capital Inc.
1.50%, 08/12/26(b)	225	213,427
4.00%, 05/01/28(b)	200	193,481
4.25%, 11/01/29(b)	115	109,538
4.38%, 08/15/27(b)	315	309,810
Automatic Data Processing Inc., 1.70%, 05/15/28	250	228,994
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	160	151,682
Security	Par (000)	Value
Commercial Services (continued)
5.38%, 03/01/29(b)(c)	$180	$171,687
5.75%, 07/15/27(b)	135	133,463
5.75%, 07/15/27(b)	100	98,801
8.25%, 01/15/30(b)	205	211,922
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	335	332,547
Block Financial LLC, 2.50%, 07/15/28	135	123,620
Block Inc., 2.75%, 06/01/26	330	321,196
Brink's Co. (The)
4.63%, 10/15/27(b)	225	219,714
6.50%, 06/15/29(b)	85	86,677
Carriage Services Inc., 4.25%, 05/15/29(b)	125	114,555
Champions Financing Inc., 8.75%, 02/15/29(b)(c)	180	171,930
Cintas Corp. No. 2, 3.70%, 04/01/27	320	313,991
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	1,000	1,000,821
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(d)	200	196,985
5.00%, 08/06/28(d)	200	200,660
CoreCivic Inc.
4.75%, 10/15/27(c)	100	97,247
8.25%, 04/15/29	160	169,226
CPI CG Inc., 10.00%, 07/15/29(b)	95	102,561
Dcli Bidco LLC, 7.75%, 11/15/29(b)	145	149,199
Deluxe Corp.
8.00%, 06/01/29(b)	140	137,141
8.13%, 09/15/29(b)	135	138,993
DP World Crescent Ltd.
3.75%, 01/30/30(d)	200	186,903
3.88%, 07/18/29(d)	200	188,746
4.85%, 09/26/28(d)	200	197,316
Element Fleet Management Corp.
5.64%, 03/13/27(b)	105	106,544
6.27%, 06/26/26(b)	180	183,135
6.32%, 12/04/28(b)	280	292,748
Equifax Inc.
4.80%, 09/15/29	115	113,919
5.10%, 12/15/27	275	277,017
5.10%, 06/01/28	220	221,391
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	350	368,964
ERAC USA Finance LLC
3.30%, 12/01/26(b)	280	273,232
4.60%, 05/01/28(b)	315	313,429
5.00%, 02/15/29(b)	275	276,000
Experian Finance PLC, 4.25%, 02/01/29(b)	210	204,774
Garda World Security Corp.
4.63%, 02/15/27(b)	180	176,575
6.00%, 06/01/29(b)	150	144,231
7.75%, 02/15/28(b)	175	181,542
GEO Group Inc. (The), 8.63%, 04/15/29	195	206,043
Global Payments Inc.
1.20%, 03/01/26	400	384,672
2.15%, 01/15/27	265	252,056
3.20%, 08/15/29	400	368,105
4.45%, 06/01/28	130	127,855
4.80%, 04/01/26	250	249,782
4.95%, 08/15/27	169	169,428
5.30%, 08/15/29	100	100,346
Graham Holdings Co., 5.75%, 06/01/26(b)	130	130,069
Grand Canyon University, 5.13%, 10/01/28	125	118,205

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
GXO Logistics Inc.
1.65%, 07/15/26	$175	$166,937
6.25%, 05/06/29	250	256,523
Herc Holdings Inc.
5.50%, 07/15/27(b)	400	398,779
6.63%, 06/15/29(b)	215	219,707
Hertz Corp. (The)
4.63%, 12/01/26(b)	160	142,112
5.00%, 12/01/29(b)(c)	300	216,736
12.63%, 07/15/29(b)	370	399,032
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(d)	200	189,536
HPHT Finance 21 Ltd., 2.00%, 03/19/26(d)	200	193,645
Korn Ferry, 4.63%, 12/15/27(b)	120	117,029
Matthews International Corp., 8.63%, 10/01/27(b)	100	104,947
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	220	213,561
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(d)	200	206,546
Moody's Corp.
3.25%, 01/15/28	175	168,268
4.25%, 02/01/29	100	98,145
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	275	260,122
PayPal Holdings Inc.
2.65%, 10/01/26	205	198,730
2.85%, 10/01/29	400	368,046
3.90%, 06/01/27	275	271,044
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)	110	102,128
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	330	311,403
5.75%, 04/15/26(b)	405	405,909
6.25%, 01/15/28(b)	405	404,620
PROG Holdings Inc., 6.00%, 11/15/29(b)	175	169,038
PSA Treasury Pte Ltd., 2.50%, 04/12/26(d)	200	195,185
Quanta Services Inc., 4.75%, 08/09/27	30	29,935
RELX Capital Inc., 4.00%, 03/18/29	260	251,665
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	325	334,682
10.88%, 08/01/29(b)	150	154,124
S&P Global Inc.
2.45%, 03/01/27	514	492,588
2.50%, 12/01/29	50	45,056
2.70%, 03/01/29	390	360,405
2.95%, 01/22/27	64	62,033
4.25%, 05/01/29	275	269,240
4.75%, 08/01/28	55	55,084
Service Corp. International/U.S.
4.63%, 12/15/27	185	181,846
5.13%, 06/01/29	225	220,250
7.50%, 04/01/27	55	56,818
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(b)	155	153,210
Signal Parent Inc., 6.13%, 04/01/29(b)	85	53,795
Sotheby's, 7.38%, 10/15/27(b)	255	252,610
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	105	96,831
StoneMor Inc., 8.50%, 05/15/29(b)	125	114,366
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27(b)	215	208,534
4.13%, 02/02/26(b)	5	4,964
TriNet Group Inc., 3.50%, 03/01/29(b)	150	137,974
Security	Par (000)	Value
Commercial Services (continued)
Triton Container International Ltd., 2.05%, 04/15/26(b)	$227	$218,648
UL Solutions Inc., 6.50%, 10/20/28(b)	115	119,565
United Rentals North America Inc.
3.88%, 11/15/27	225	217,107
4.88%, 01/15/28	500	493,100
5.50%, 05/15/27	150	149,917
6.00%, 12/15/29(b)	350	355,894
Upbound Group Inc., 6.38%, 02/15/29(b)	150	147,056
Verisk Analytics Inc., 4.13%, 03/15/29	105	101,871
VM Consolidated Inc., 5.50%, 04/15/29(b)	100	96,966
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(b)	260	259,954
Williams Scotsman Inc.
4.63%, 08/15/28(b)	170	167,035
6.63%, 06/15/29(b)	150	153,787
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	400	386,366
ZipRecruiter Inc., 5.00%, 01/15/30(b)	100	91,200
		26,686,916
Computers — 0.6%
Accenture Capital Inc.
3.90%, 10/04/27	265	261,615
4.05%, 10/04/29	370	360,544
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	130	128,734
Apple Inc.
0.70%, 02/08/26	1,062	1,024,378
1.20%, 02/08/28	930	845,679
1.40%, 08/05/28	840	756,746
2.05%, 09/11/26	645	622,178
2.20%, 09/11/29	525	474,621
2.45%, 08/04/26	895	870,063
2.90%, 09/12/27	320	308,173
3.00%, 06/20/27	305	295,976
3.00%, 11/13/27	360	347,618
3.20%, 05/11/27	390	380,383
3.25%, 02/23/26	462	457,148
3.25%, 08/08/29	25	23,725
3.35%, 02/09/27	920	902,794
4.00%, 05/10/28	580	573,493
4.42%, 05/08/26	12	12,001
ASGN Inc., 4.63%, 05/15/28(b)	180	173,246
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	133	126,631
4.00%, 07/01/29(b)	190	179,693
CA Magnum Holdings, 5.38%, 10/31/26(d)	400	392,443
CGI Inc., 1.45%, 09/14/26	45	42,726
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(b)	155	149,160
Crowdstrike Holdings Inc., 3.00%, 02/15/29	240	220,365
Dell Inc., 7.10%, 04/15/28	45	47,829
Dell International LLC/EMC Corp.
4.90%, 10/01/26	625	625,938
5.25%, 02/01/28	462	467,727
5.30%, 10/01/29	540	545,170
6.02%, 06/15/26	637	645,813
6.10%, 07/15/27	145	149,193
DXC Technology Co.
1.80%, 09/15/26	235	223,154
2.38%, 09/15/28	155	140,491
Fortinet Inc., 1.00%, 03/15/26	250	240,252

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Gartner Inc.
3.63%, 06/15/29(b)	$200	$187,365
4.50%, 07/01/28(b)	315	307,042
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	45	43,312
6.00%, 06/04/29	125	128,211
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	147	142,141
4.40%, 09/25/27	335	332,262
4.45%, 09/25/26	300	298,780
4.55%, 10/15/29	575	566,908
5.25%, 07/01/28	215	217,913
HP Inc.
1.45%, 06/17/26	10	9,566
3.00%, 06/17/27	340	326,654
4.00%, 04/15/29	300	288,076
4.75%, 01/15/28	370	370,397
IBM International Capital Pte Ltd.
4.60%, 02/05/27	200	200,375
4.60%, 02/05/29	180	178,991
4.70%, 02/05/26	195	195,252
International Business Machines Corp.
1.70%, 05/15/27	120	112,442
2.20%, 02/09/27	393	374,754
3.30%, 05/15/26	965	949,452
3.30%, 01/27/27	125	122,006
3.45%, 02/19/26	490	484,565
3.50%, 05/15/29	935	887,975
4.15%, 07/27/27	305	301,736
4.50%, 02/06/26	290	289,826
4.50%, 02/06/28	435	434,030
6.22%, 08/01/27	40	41,480
KBR Inc., 4.75%, 09/30/28(b)	75	71,220
Kyndryl Holdings Inc.
2.05%, 10/15/26	219	208,869
2.70%, 10/15/28	100	91,906
NCR Atleos Corp., 9.50%, 04/01/29(b)	425	463,030
NCR Voyix Corp.
5.00%, 10/01/28(b)	235	226,443
5.13%, 04/15/29(b)	119	113,514
NetApp Inc., 2.38%, 06/22/27	108	102,216
Science Applications International Corp., 4.88%, 04/01/28(b)	120	116,250
Seagate HDD Cayman
3.13%, 07/15/29(c)	105	94,502
4.09%, 06/01/29	149	140,337
4.88%, 06/01/27	200	196,981
Unisys Corp., 6.88%, 11/01/27(b)	165	163,436
Virtusa Corp., 7.13%, 12/15/28(b)	130	126,205
Western Digital Corp.
2.85%, 02/01/29	165	148,070
4.75%, 02/15/26	677	673,081
Wipro IT Services LLC, 1.50%, 06/23/26(d)	200	190,873
		23,934,144
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	160	155,056
4.60%, 03/01/28	100	100,770
4.80%, 03/02/26	110	110,561
Conopco Inc., Series E, 7.25%, 12/15/26	60	62,907
Coty Inc., 5.00%, 04/15/26(b)	84	83,867
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	$155	$149,374
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	150	140,466
5.50%, 06/01/28(b)	225	221,717
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	200	178,682
3.15%, 03/15/27	150	145,848
4.38%, 05/15/28	200	197,851
Haleon U.S. Capital LLC
3.38%, 03/24/27	715	695,415
3.38%, 03/24/29	265	249,972
Kenvue Inc.
5.05%, 03/22/28	400	405,439
5.35%, 03/22/26	380	383,536
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	200	18,683
Prestige Brands Inc., 5.13%, 01/15/28(b)	120	118,410
Procter & Gamble Co. (The)
1.00%, 04/23/26	222	213,432
1.90%, 02/01/27	245	233,747
2.45%, 11/03/26	120	116,273
2.70%, 02/02/26	265	260,825
2.80%, 03/25/27	335	324,902
2.85%, 08/11/27	215	207,317
3.95%, 01/26/28	110	108,841
4.15%, 10/24/29	245	242,228
4.35%, 01/29/29(c)	155	154,470
Unilever Capital Corp.
2.00%, 07/28/26	250	241,520
2.13%, 09/06/29	240	214,487
2.90%, 05/05/27	230	222,383
3.50%, 03/22/28	415	402,982
4.25%, 08/12/27	100	99,528
4.88%, 09/08/28	320	323,201
		6,784,690
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(b)	100	92,430
4.00%, 01/15/28(b)	225	216,977
BCPE Empire Holdings Inc., 7.63%, 05/01/27(b)	220	220,918
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	175	174,004
Ferguson Finance PLC, 4.50%, 10/24/28(b)	205	201,028
Fujian Zhanglong Group Co. Ltd., 6.70%, 09/02/26(d)	200	204,083
Gates Corp./DE, 6.88%, 07/01/29(b)	170	174,003
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	375	374,397
LKQ Corp., 5.75%, 06/15/28	200	203,588
Mitsubishi Corp.
1.13%, 07/15/26(b)(c)	420	399,316
5.00%, 07/05/28(b)	400	402,284
5.00%, 07/02/29(b)	210	211,544
Mitsui & Co. Ltd., 4.40%, 09/12/29(d)	200	195,819
Resideo Funding Inc., 4.00%, 09/01/29(b)(c)	93	85,703
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(b)	180	184,379
Sumitomo Corp.
1.55%, 07/06/26(d)	400	382,154
5.05%, 07/03/29(d)	200	200,569
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(d)	200	198,683
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	150	156,324

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(b)(h)(i)	$320	$22,881
9.00%, 11/15/26(b)(h)(i)	463	194,395
		4,495,479
Diversified Financial Services — 1.8%
abrdn PLC, 4.25%, 06/30/28(d)	200	191,413
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	1,285	1,233,617
3.00%, 10/29/28	1,140	1,061,739
3.65%, 07/21/27	540	524,364
3.88%, 01/23/28	235	228,478
4.63%, 10/15/27	115	114,331
4.63%, 09/10/29	370	362,171
4.88%, 04/01/28	150	149,735
5.10%, 01/19/29	210	210,422
5.75%, 06/06/28	255	261,024
6.10%, 01/15/27	155	158,389
6.45%, 04/15/27	420	433,084
AG Issuer LLC, 6.25%, 03/01/28(b)	175	174,711
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)	158	164,262
Air Lease Corp.
1.88%, 08/15/26	422	403,601
2.10%, 09/01/28	260	235,465
2.20%, 01/15/27	397	377,905
3.25%, 10/01/29	155	143,470
3.63%, 04/01/27	30	29,303
3.63%, 12/01/27	15	14,534
3.75%, 06/01/26	245	241,595
4.63%, 10/01/28	55	54,324
5.10%, 03/01/29	150	150,444
5.30%, 06/25/26	100	100,609
5.30%, 02/01/28	325	328,166
5.85%, 12/15/27	345	353,928
Aircastle Ltd.
2.85%, 01/26/28(b)	325	303,626
4.25%, 06/15/26	145	143,605
5.95%, 02/15/29(b)	150	153,102
6.50%, 07/18/28(b)	205	212,741
Ally Financial Inc.
2.20%, 11/02/28	135	121,562
4.75%, 06/09/27	205	203,924
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	100	99,655
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	155	161,916
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	370	388,074
7.10%, 11/15/27	225	236,947
American Express Co.
1.65%, 11/04/26	398	378,504
2.55%, 03/04/27	565	542,158
3.13%, 05/20/26	375	368,244
3.30%, 05/03/27	625	607,550
4.05%, 05/03/29	290	283,154
4.90%, 02/13/26	460	461,954
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	180	181,158
5.09%, 01/30/31, (1-day SOFR + 1.102%)(a)	250	250,791
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	475	478,314
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	505	511,483
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	395	398,928
Security	Par (000)	Value
Diversified Financial Services (continued)
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	$395	$403,399
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	360	363,933
5.85%, 11/05/27	454	468,063
American Express Credit Corp., 3.30%, 05/03/27	160	155,437
Ameriprise Financial Inc.
2.88%, 09/15/26	25	24,359
5.70%, 12/15/28	185	191,403
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	35	32,099
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(a)(b)	259	248,283
Aretec Group Inc., 7.50%, 04/01/29(b)	125	125,210
Armor Holdco Inc., 8.50%, 11/15/29(b)	100	100,770
Atlas Warehouse Lending Co. LP
6.05%, 01/15/28(b)	5	5,013
6.25%, 01/15/30(b)	250	250,185
Aviation Capital Group LLC
1.95%, 09/20/26(b)	327	311,791
3.50%, 11/01/27(b)	25	23,962
5.38%, 07/15/29(b)	160	160,207
6.25%, 04/15/28(b)	295	304,389
6.75%, 10/25/28(b)	125	131,389
Avolon Holdings Funding Ltd.
2.13%, 02/21/26(b)	275	266,799
2.53%, 11/18/27(b)	739	687,548
2.75%, 02/21/28(b)	115	107,073
3.25%, 02/15/27(b)	292	281,564
4.25%, 04/15/26(b)	327	323,538
4.38%, 05/01/26(b)	250	247,929
4.95%, 01/15/28(b)	130	129,003
5.15%, 01/15/30(b)	100	98,430
5.75%, 03/01/29(b)	380	384,157
5.75%, 11/15/29(b)	265	268,021
6.38%, 05/04/28(b)	300	309,296
Banco BTG Pactual SA/Cayman Islands, 5.75%, 01/22/30(b)	200	195,965
Bayfront Infrastructure Management Pte. Ltd., 4.26%, 05/16/26(d)	200	199,133
BGC Group Inc.
6.60%, 06/10/29	160	163,796
8.00%, 05/25/28	130	138,271
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	180	161,426
3.15%, 10/02/27(b)(c)	112	107,421
5.90%, 11/03/27(b)	185	190,461
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	388,941
BOC Aviation Ltd., 3.50%, 09/18/27(d)	400	387,958
BOC Aviation USA Corp.
5.00%, 01/17/29(d)	200	200,886
5.25%, 01/14/30(d)	400	406,992
5.75%, 11/09/28(d)	200	206,713
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	200	191,117
Bocom Leasing Management Hong Kong Co. Ltd.
5.00%, 06/26/27(d)	200	201,229
5.03%, 06/26/27, (1-day SOFR Index + 0.680%)(a)(d)	200	200,026
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	280	301,904

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brightsphere Investment Group Inc., 4.80%, 07/27/26	$100	$98,590
Brookfield Finance Inc.
3.90%, 01/25/28	465	453,646
4.25%, 06/02/26	15	14,914
4.85%, 03/29/29	305	303,834
Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	150	149,095
Cantor Fitzgerald LP
4.50%, 04/14/27(b)(c)	182	178,920
7.20%, 12/12/28(b)	235	246,381
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	577	547,400
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	325	301,771
3.65%, 05/11/27	260	253,793
3.75%, 07/28/26	430	422,770
3.75%, 03/09/27	170	166,433
3.80%, 01/31/28	625	606,739
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	622	621,442
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	250	250,425
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	275	277,460
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	360	364,090
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	230	233,852
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	440	456,558
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	305	316,349
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)	140	141,028
Cboe Global Markets Inc., 3.65%, 01/12/27	165	162,313
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26(d)	200	190,016
1.80%, 07/22/26(d)	200	191,451
CDBL Funding 2, 2.00%, 03/04/26(d)	600	582,104
CDP Financial Inc., 4.50%, 02/13/26(b)	600	600,396
Charles Schwab Corp. (The)
0.90%, 03/11/26	448	430,389
1.15%, 05/13/26	464	444,276
2.00%, 03/20/28	320	294,880
2.45%, 03/03/27	519	496,521
2.75%, 10/01/29	15	13,676
3.20%, 03/02/27	225	218,813
3.20%, 01/25/28	95	91,170
3.25%, 05/22/29	175	164,498
3.30%, 04/01/27	265	257,790
3.45%, 02/13/26	210	207,712
4.00%, 02/01/29	210	204,303
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	635	650,113
5.88%, 08/24/26	165	168,012
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	305	319,086
China Cinda 2020 I Management Ltd.
3.00%, 03/18/27(d)	200	191,559
3.25%, 01/28/27(d)	400	386,127
5.75%, 05/28/29(d)	200	203,544
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(d)	400	394,103
4.75%, 02/08/28(d)	600	593,384
4.75%, 02/21/29(d)	200	196,239
China Great Wall International Holdings V Ltd., 2.88%, 11/23/26(d)	200	190,444
CI Financial Corp., 7.50%, 05/30/29(b)	250	261,133
Security	Par (000)	Value
Diversified Financial Services (continued)
CICC Hong Kong Finance 2016 MTN Ltd.
5.26%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(d)	$200	$201,013
5.44%, 07/18/26(d)	200	201,618
5.49%, 03/01/26(d)	600	603,871
Citadel LP
4.88%, 01/15/27(b)	80	79,376
6.00%, 01/23/30(b)	150	151,599
Clifford Capital Pte Ltd., 1.12%, 03/23/26(d)	200	192,470
CMB International Leasing Management Ltd.
1.75%, 09/16/26(d)	200	190,199
2.00%, 02/04/26(d)	200	194,233
CME Group Inc., 3.75%, 06/15/28	110	107,443
Cobra AcquisitionCo LLC
6.38%, 11/01/29(b)	115	100,562
12.25%, 11/01/29(b)	50	52,201
Coinbase Global Inc., 3.38%, 10/01/28(b)	330	299,649
Credit Acceptance Corp.
6.63%, 03/15/26	120	120,170
9.25%, 12/15/28(b)	205	218,569
CSI MTN Ltd., 5.05%, 10/22/27, (1-day SOFR Index + 0.730%)(a)(d)	200	200,260
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	200	196,817
Dexia SA, 1.13%, 04/09/26(b)	200	192,170
Discover Financial Services, 4.10%, 02/09/27	295	290,770
Eaton Vance Corp., 3.50%, 04/06/27	285	278,130
Enact Holdings Inc., 6.25%, 05/28/29	195	198,962
Encore Capital Group Inc., 9.25%, 04/01/29(b)	150	160,834
Enova International Inc.
9.13%, 08/01/29(b)	150	157,900
11.25%, 12/15/28(b)	120	130,495
Far East Horizon Ltd.
5.88%, 03/05/28(d)	200	197,438
6.63%, 04/16/27(d)	200	202,110
Finance of America Funding LLC, 7.88%, 11/30/27(b)(c)	63	57,141
FMR LLC, 7.57%, 06/15/29(b)	215	236,744
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	355	370,779
GGAM Finance Ltd.
6.88%, 04/15/29(b)	150	153,616
8.00%, 02/15/27(b)	210	216,892
8.00%, 06/15/28(b)	200	211,004
7.75%, 05/15/26(b)	140	142,296
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	300	308,309
goeasy Ltd.
7.63%, 07/01/29(b)	200	206,854
9.25%, 12/01/28(b)	170	181,600
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(b)	140	81,045
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	193,190
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	193,629
Hightower Holding LLC
6.75%, 04/15/29(b)	100	98,150
9.13%, 01/31/30(b)	120	126,420
Hyundai Card Co. Ltd., 5.75%, 04/24/29(d)	200	203,198
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(d)	200	191,418
2.25%, 11/02/26(d)	200	191,728
2.70%, 01/27/27(d)	200	192,254

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	$400	$398,004
Intercontinental Exchange Inc.
3.10%, 09/15/27	25	24,068
3.63%, 09/01/28	295	284,117
3.75%, 09/21/28	110	106,380
4.00%, 09/15/27	730	719,454
4.35%, 06/15/29	400	393,183
Inventive Global Investments Ltd., 1.60%, 09/01/26(d)	200	190,004
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(b)	175	164,940
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	335	317,221
Jefferies Financial Group Inc.
4.85%, 01/15/27	230	230,251
5.88%, 07/21/28	365	374,140
6.45%, 06/08/27	147	152,094
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	115	114,632
9.50%, 02/15/29(b)	125	133,573
JIC Zhixin Ltd., 3.50%, 11/24/27(d)	200	194,067
Joy Treasure Assets Holdings Inc.
5.50%, 02/01/27(d)	200	201,058
5.75%, 06/06/29(d)	600	609,111
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	191,006
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	190,496
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(d)	200	191,424
Korea Ocean Business Corp., 5.25%, 05/02/29(d)	200	201,633
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	184,402
4.50%, 02/23/27(d)	200	181,335
Lazard Group LLC
3.63%, 03/01/27	15	14,613
4.38%, 03/11/29	120	116,699
4.50%, 09/19/28	185	181,415
LD Holdings Group LLC
6.13%, 04/01/28(b)	145	126,974
8.75%, 11/01/27(b)	114	109,548
Legg Mason Inc., 4.75%, 03/15/26	212	212,134
LFS Topco LLC, 5.88%, 10/15/26(b)	110	109,238
LPL Holdings Inc.
4.00%, 03/15/29(b)	205	194,533
4.63%, 11/15/27(b)	205	201,223
5.70%, 05/20/27	175	177,460
6.75%, 11/17/28	260	274,110
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	225	225,720
LSEGA Financing PLC
1.38%, 04/06/26(b)	430	413,908
2.00%, 04/06/28(b)	315	289,017
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(b)	165	170,077
8.13%, 03/30/29(b)	190	200,471
8.38%, 05/01/28(b)	175	183,478
Marex Group PLC, 6.40%, 11/04/29	225	227,510
Mastercard Inc.
2.95%, 11/21/26	85	82,923
2.95%, 06/01/29	345	322,265
3.30%, 03/26/27	345	337,363
3.50%, 02/26/28	55	53,512
4.10%, 01/15/28	160	158,740
Security	Par (000)	Value
Diversified Financial Services (continued)
4.88%, 03/09/28	$370	$373,848
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	125	116,902
6.50%, 05/01/28(b)	305	300,217
Mirae Asset Securities Co. Ltd.
5.88%, 01/26/27(d)	200	202,471
6.00%, 01/26/29(d)	200	204,545
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	200	200,614
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	200	200,084
5.81%, 09/12/28(b)	200	204,786
Muthoot Finance Ltd., 7.13%, 02/14/28(d)	200	203,244
Nasdaq Inc.
3.85%, 06/30/26	210	207,794
5.35%, 06/28/28	335	340,528
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(b)	175	173,885
5.50%, 08/15/28(b)	280	275,071
6.00%, 01/15/27(b)	215	214,728
6.50%, 08/01/29(b)	225	226,390
Navient Corp.
4.88%, 03/15/28	175	167,598
5.00%, 03/15/27	215	211,270
5.50%, 03/15/29	225	215,719
6.75%, 06/15/26	170	172,837
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(b)	185	182,384
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	189,774
Nomura Holdings Inc.
1.65%, 07/14/26	330	314,989
2.17%, 07/14/28	350	317,889
2.33%, 01/22/27	420	399,405
2.71%, 01/22/29	220	200,747
3.10%, 01/16/30	500	452,779
5.39%, 07/06/27	205	206,740
5.59%, 07/02/27	200	202,931
5.61%, 07/06/29	200	203,763
5.84%, 01/18/28	210	214,349
6.07%, 07/12/28	210	216,179
Nuveen LLC, 4.00%, 11/01/28(b)	255	248,225
OneMain Finance Corp.
3.50%, 01/15/27	255	245,171
3.88%, 09/15/28	180	168,120
5.38%, 11/15/29	215	208,903
6.63%, 01/15/28	235	238,874
6.63%, 05/15/29	245	248,883
7.13%, 03/15/26	470	479,377
9.00%, 01/15/29	265	281,546
ORIX Corp.
3.70%, 07/18/27	110	107,161
4.65%, 09/10/29	205	202,205
5.00%, 09/13/27	265	266,736
Osaic Holdings Inc., 10.75%, 08/01/27(b)	120	124,115
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(b)	130	129,175
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	200	187,199
7.88%, 12/15/29(b)	220	230,216
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(b)	150	146,822

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	$800	$773,413
Planet Financial Group LLC, 10.50%, 12/15/29(b)	140	143,930
Power Finance Corp. Ltd.
3.90%, 09/16/29(d)	200	188,138
4.50%, 06/18/29(d)	200	193,378
6.15%, 12/06/28(d)	200	206,183
PRA Group Inc.
5.00%, 10/01/29(b)(c)	105	97,126
8.38%, 02/01/28(b)	126	130,060
8.88%, 01/31/30(b)	165	172,567
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	100	104,413
Radian Group Inc.
4.88%, 03/15/27	271	269,715
6.20%, 05/15/29	155	159,311
REC Ltd.
2.75%, 01/13/27(d)	200	191,264
3.88%, 07/07/27(d)	400	388,602
4.75%, 09/27/29(d)	200	195,627
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(b)	390	372,019
3.63%, 03/01/29(b)	225	205,641
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(d)	200	191,056
Shinhan Card Co. Ltd.
1.38%, 06/23/26(d)	200	190,530
2.50%, 01/27/27(d)	200	190,751
Shriram Finance Ltd.
6.15%, 04/03/28(d)	200	197,608
6.63%, 04/22/27(d)	200	201,139
SLM Corp.
3.13%, 11/02/26	175	168,202
4.20%, 10/29/25	105	104,741
Soar Wise Ltd., 4.63%, 08/27/27(d)	200	198,648
Sumitomo Mitsui Finance & Leasing Co. Ltd., 5.11%, 01/23/29(d)	200	199,832
SURA Asset Management SA, 4.38%, 04/11/27(d)	150	147,161
Synchrony Financial
3.70%, 08/04/26	165	161,698
3.95%, 12/01/27	145	140,500
5.15%, 03/19/29	145	143,499
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(c)	230	232,673
United Wholesale Mortgage LLC
5.50%, 11/15/25(b)	170	169,795
5.50%, 04/15/29(b)	200	193,851
5.75%, 06/15/27(b)	175	173,987
USAA Capital Corp., 5.25%, 06/01/27(b)	150	151,914
Visa Inc.
0.75%, 08/15/27	220	201,121
1.90%, 04/15/27	485	460,145
2.75%, 09/15/27	40	38,377
Voya Financial Inc.
3.65%, 06/15/26	135	132,971
4.70%, 01/23/48(a)	70	66,224
Western Union Co. (The), 1.35%, 03/15/26	250	240,221
World Acceptance Corp., 7.00%, 11/01/26(b)	105	104,705
XP Inc., 6.75%, 07/02/29(d)	200	199,400
Zhuji Development Ltd., 5.55%, 08/20/27(d)	200	200,972
		76,768,451
Security	Par (000)	Value
Electric — 1.7%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(d)	$200	$182,702
4.38%, 06/22/26(d)	400	398,129
4.38%, 01/24/29(d)	200	195,717
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(d)	200	191,076
AEP Texas Inc.
3.95%, 06/01/28	40	38,734
5.45%, 05/15/29	205	208,257
AES Andes SA, 6.30%, 03/15/29(d)	200	202,651
AES Corp. (The)
5.45%, 06/01/28	330	332,630
7.60%, 01/15/55, (5-year CMT + 3.201%)(a)	285	290,102
Alabama Power Co., 3.75%, 09/01/27	600	588,018
Alexander Funding Trust II, 7.47%, 07/31/28(b)	220	232,995
Algonquin Power & Utilities Corp.
4.75%, 01/18/82, (5-year CMT + 3.249%)(a)	245	233,834
5.37%, 06/15/26(g)	300	301,543
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	10	9,719
5.40%, 06/06/27(b)	155	156,098
5.95%, 03/30/29(b)	165	169,017
Ameren Corp.
1.75%, 03/15/28	35	31,785
1.95%, 03/15/27	275	259,466
3.65%, 02/15/26	110	108,777
5.00%, 01/15/29	180	179,939
5.70%, 12/01/26	225	228,579
American Electric Power Co. Inc.
3.20%, 11/13/27	65	62,411
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	269	255,886
5.20%, 01/15/29	315	316,998
5.75%, 11/01/27	515	527,743
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)	50	51,371
Series J, 4.30%, 12/01/28	150	146,783
Appalachian Power Co., Series X, 3.30%, 06/01/27	5	4,839
Arizona Public Service Co., 2.95%, 09/15/27	25	23,859
Atlantic City Electric Co., 4.00%, 10/15/28	10	9,727
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b)	125	118,397
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	15	14,623
Avangrid Inc., 3.80%, 06/01/29	250	237,479
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(d)	200	199,708
Baltimore Gas & Electric Co., 2.40%, 08/15/26	50	48,457
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	45	43,050
Black Hills Corp.
3.05%, 10/15/29	100	91,485
3.15%, 01/15/27	100	96,868
5.95%, 03/15/28	215	221,661
Calpine Corp.
4.50%, 02/15/28(b)	380	368,851
4.63%, 02/01/29(b)	225	215,347
5.13%, 03/15/28(b)	420	412,525
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(d)	200	194,079
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	210	213,064
Series Z, 2.40%, 09/01/26	137	132,429
CenterPoint Energy Inc.
1.45%, 06/01/26	230	220,322
5.25%, 08/10/26	125	125,948

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.40%, 06/01/29	$170	$171,988
Central International Development BVI Ltd., 5.10%, 08/19/27(d)	200	200,631
CGNPC International Ltd., 3.75%, 12/11/27(d)	200	195,225
Chile Electricity PEC SpA, 0.00%, 01/25/28(d)(j)	198	166,111
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 5.30%, (3-year CMT + 3.775%)(a)(d)(f)	200	202,024
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	391,157
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26(d)	200	198,158
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	280	270,881
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	8	7,850
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	530	505,726
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(d)	200	194,060
CMS Energy Corp.
3.00%, 05/15/26	80	78,295
3.45%, 08/15/27	240	232,840
Colbun SA, 3.95%, 10/11/27(d)	200	194,050
Comision Federal de Electricidad
4.69%, 05/15/29(d)	400	375,948
4.75%, 02/23/27(d)	200	196,321
Commonwealth Edison Co.
2.55%, 06/15/26	150	146,120
3.70%, 08/15/28	215	208,219
Series 122, 2.95%, 08/15/27	5	4,805
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	130	129,705
4.95%, 01/15/30	125	125,319
Series A, 3.20%, 03/15/27	175	170,246
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28	5	4,847
Series B, 3.13%, 11/15/27	160	153,993
Series D, 4.00%, 12/01/28	125	122,169
Constellation Energy Generation LLC, 5.60%, 03/01/28	255	260,035
Consumers Energy Co.
4.60%, 05/30/29	200	198,651
4.65%, 03/01/28	220	220,234
4.70%, 01/15/30	200	198,617
4.90%, 02/15/29	165	165,569
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	200	200,118
Dominion Energy Inc.
4.25%, 06/01/28	305	299,159
Series A, 1.45%, 04/15/26	230	221,282
Series B, 3.60%, 03/15/27	50	48,837
Series D, 2.85%, 08/15/26	145	140,952
DPL Inc., 4.35%, 04/15/29	125	116,755
DTE Electric Co.
4.85%, 12/01/26	185	186,322
Series A, 1.90%, 04/01/28	45	41,338
DTE Energy Co.
2.85%, 10/01/26	70	67,893
4.88%, 06/01/28	570	569,495
4.95%, 07/01/27	240	240,940
5.10%, 03/01/29	280	280,860
Series C, 3.40%, 06/15/29	145	135,753
Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas LLC
2.45%, 08/15/29	$105	$94,864
2.95%, 12/01/26	140	136,276
3.95%, 11/15/28	55	53,595
4.85%, 03/15/30	50	50,090
Series A, 6.00%, 12/01/28	30	31,209
Duke Energy Corp.
2.65%, 09/01/26	195	189,180
3.15%, 08/15/27	55	52,918
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	189	178,063
3.40%, 06/15/29	150	140,858
4.30%, 03/15/28	590	582,284
4.85%, 01/05/27	125	125,548
4.85%, 01/05/29	140	139,774
5.00%, 12/08/27	495	498,928
Duke Energy Florida LLC
2.50%, 12/01/29	60	54,151
3.20%, 01/15/27	240	234,058
3.80%, 07/15/28	150	145,822
Duke Energy Ohio Inc., 3.65%, 02/01/29	235	225,330
Duke Energy Progress LLC
3.45%, 03/15/29	155	147,374
3.70%, 09/01/28	30	29,011
Duquesne Light Holdings Inc., 3.62%, 08/01/27(b)	35	33,771
Edison International
4.13%, 03/15/28	15	13,934
5.25%, 11/15/28	205	193,977
5.45%, 06/15/29(c)	145	137,114
5.75%, 06/15/27(c)	20	19,498
6.95%, 11/15/29(c)	270	269,518
7.88%, 06/15/54, (5-year CMT + 3.658%)(a)	160	149,714
8.13%, 06/15/53, (5-year CMT + 3.864%)(a)(c)	175	166,391
EDP Finance BV, 1.71%, 01/24/28(b)	235	214,354
Electricite de France SA
4.50%, 09/21/28(b)	580	570,483
5.65%, 04/22/29(b)(c)	445	454,263
5.70%, 05/23/28(b)	730	744,049
Emera U.S. Finance LP, 3.55%, 06/15/26	225	220,871
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(d)	400	359,041
Enel Americas SA, 4.00%, 10/25/26	244	240,662
Enel Chile SA, 4.88%, 06/12/28	505	502,039
Enel Finance International NV
1.63%, 07/12/26(b)	410	391,796
2.13%, 07/12/28(b)	215	195,550
3.50%, 04/06/28(b)	315	301,474
3.63%, 05/25/27(b)	260	252,869
4.63%, 06/15/27(b)	250	248,343
4.88%, 06/14/29(b)	220	219,775
5.13%, 06/26/29(b)	405	404,993
Engie SA, 5.25%, 04/10/29(b)	245	246,109
Entergy Arkansas LLC, 4.00%, 06/01/28	55	53,752
Entergy Corp.
1.90%, 06/15/28	160	144,982
2.95%, 09/01/26	285	277,144
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	320	327,578
Entergy Louisiana LLC
2.40%, 10/01/26	175	168,862
3.12%, 09/01/27	160	153,980
3.25%, 04/01/28	50	47,738
Entergy Texas Inc., 4.00%, 03/30/29	20	19,390

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	$200	$190,750
6.35%, 08/10/28(d)	400	396,598
8.45%, 08/10/28(d)	200	208,010
Evergy Inc., 2.90%, 09/15/29	220	200,202
Evergy Kansas Central Inc., 2.55%, 07/01/26	35	34,035
Evergy Missouri West Inc., 5.15%, 12/15/27(b)	235	236,634
Eversource Energy
2.90%, 03/01/27	213	204,988
4.60%, 07/01/27	350	348,005
4.75%, 05/15/26	135	134,900
5.00%, 01/01/27	160	160,642
5.45%, 03/01/28	470	476,783
5.95%, 02/01/29	255	262,716
Series M, 3.30%, 01/15/28	10	9,566
Series O, 4.25%, 04/01/29	150	145,338
Series U, 1.40%, 08/15/26	150	142,520
Exelon Corp.
2.75%, 03/15/27	365	350,584
3.40%, 04/15/26	401	395,076
5.15%, 03/15/28	275	277,070
5.15%, 03/15/29	215	216,453
Fells Point Funding Trust, 3.05%, 01/31/27(b)	152	146,414
FirstEnergy Corp., Series B, 3.90%, 07/15/27	517	505,055
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/29(b)	150	146,202
5.20%, 04/01/28(b)	60	60,385
Florida Power & Light Co.
4.40%, 05/15/28	195	193,641
4.45%, 05/15/26	137	137,140
5.05%, 04/01/28	540	545,781
5.15%, 06/15/29	245	248,429
Series A, 3.30%, 05/30/27	63	61,102
Fortis Inc./Canada, 3.06%, 10/04/26	367	356,474
Georgia Power Co.
3.25%, 04/01/26	25	24,620
3.25%, 03/30/27	45	43,739
4.65%, 05/16/28	230	229,408
5.00%, 02/23/27	55	55,478
Series B, 2.65%, 09/15/29	200	181,761
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	200	195,422
Indiana Michigan Power Co., 3.85%, 05/15/28	100	97,033
Interstate Power & Light Co.
3.60%, 04/01/29	105	99,812
4.10%, 09/26/28	255	248,557
Investment Energy Resources Ltd., 6.25%, 04/26/29(d)	200	192,058
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	400	383,387
ITC Holdings Corp.
3.25%, 06/30/26	80	78,390
3.35%, 11/15/27	20	19,274
4.95%, 09/22/27(b)	540	540,275
JERA Co. Inc., 3.67%, 04/14/27(d)	200	194,515
Kallpa Generacion SA, 4.13%, 08/16/27(d)	200	194,739
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	189,467
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	125	113,817
Liberty Utilities Co., 5.58%, 01/31/29(b)	110	111,038
Mazoon Assets Co. SAOC
5.20%, 11/08/27(d)	200	197,503
5.50%, 02/14/29(d)	200	198,925
Security	Par (000)	Value
Electric (continued)
MidAmerican Energy Co.
3.10%, 05/01/27	$35	$33,928
3.65%, 04/15/29	340	324,826
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	45	43,906
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	190	183,130
Monongahela Power Co., 3.55%, 05/15/27(b)	115	111,853
MVM Energetika Zrt, 7.50%, 06/09/28(d)	200	208,826
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	200	186,094
National Grid PLC, 5.60%, 06/12/28	225	229,726
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	320	304,733
3.05%, 04/25/27	60	58,023
3.40%, 02/07/28	300	288,786
3.70%, 03/15/29	150	143,624
3.90%, 11/01/28	100	96,930
4.12%, 09/16/27	95	93,852
4.45%, 03/13/26	160	159,809
4.80%, 02/05/27	160	160,751
4.80%, 03/15/28	340	340,962
4.85%, 02/07/29	170	170,087
5.05%, 09/15/28	240	241,891
5.10%, 05/06/27	75	75,833
5.15%, 06/15/29	145	146,691
5.25%, 04/20/46(a)	35	34,647
5.60%, 11/13/26	110	111,872
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	60	62,321
Nevada Power Co., Series CC, 3.70%, 05/01/29	185	177,153
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	100	97,150
5.65%, 08/15/28(b)	42	43,048
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	588	557,091
1.90%, 06/15/28	465	422,688
2.75%, 11/01/29	300	272,141
3.50%, 04/01/29	160	151,285
3.55%, 05/01/27	670	653,762
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	55	52,646
4.63%, 07/15/27	670	669,524
4.80%, 12/01/77(a)	25	24,047
4.85%, 02/04/28	180	180,113
4.90%, 02/28/28	865	866,806
4.90%, 03/15/29	320	319,243
5.05%, 03/15/30	225	224,756
5.65%, 05/01/79(a)	130	127,740
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	235	239,580
NextEra Energy Operating Partners LP
3.88%, 10/15/26(b)	165	158,314
4.50%, 09/15/27(b)	185	175,553
7.25%, 01/15/29(b)(c)	245	246,731
Niagara Mohawk Power Corp., 4.28%, 12/15/28(b)	190	184,635
NRG Energy Inc.
2.45%, 12/02/27(b)	265	246,609
3.38%, 02/15/29(b)	150	137,143
4.45%, 06/15/29(b)	105	100,802
5.25%, 06/15/29(b)	225	219,386
5.75%, 01/15/28	225	225,184
5.75%, 07/15/29(b)	240	236,784

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
3.20%, 05/15/27	$5	$4,837
3.25%, 05/15/29	100	93,758
NTPC Ltd., 4.25%, 02/26/26(d)	200	198,567
OGE Energy Corp., 5.45%, 05/15/29	130	132,175
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	125	120,388
4.30%, 05/15/28	200	197,592
4.65%, 11/01/29	182	180,519
Pacific Gas and Electric Co.
2.10%, 08/01/27	310	286,620
2.95%, 03/01/26	237	231,296
3.00%, 06/15/28	465	429,880
3.30%, 03/15/27	50	47,950
3.30%, 12/01/27	135	127,643
3.75%, 07/01/28	465	440,774
4.20%, 03/01/29	115	109,535
5.45%, 06/15/27	165	165,056
5.55%, 05/15/29	230	229,418
6.10%, 01/15/29	305	309,713
PacifiCorp
3.50%, 06/15/29	100	94,383
5.10%, 02/15/29	185	186,183
Palomino Funding Trust I, 7.23%, 05/17/28(b)	250	262,384
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	235	221,860
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)	200	200,071
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27(d)	600	587,910
5.38%, 01/25/29(d)	200	200,853
5.45%, 05/21/28(d)	200	201,931
PG&E Corp., 5.00%, 07/01/28	325	313,494
Pike Corp., 5.50%, 09/01/28(b)	250	244,301
PPL Capital Funding Inc., 3.10%, 05/15/26	142	139,042
Public Service Co. of Colorado, 3.70%, 06/15/28	65	62,871
Public Service Electric & Gas Co.
0.95%, 03/15/26	89	85,600
2.25%, 09/15/26	40	38,621
3.00%, 05/15/27	45	43,527
3.20%, 05/15/29	100	93,999
3.70%, 05/01/28	100	96,998
Public Service Enterprise Group Inc.
5.20%, 04/01/29	265	267,266
5.85%, 11/15/27	255	261,882
5.88%, 10/15/28	265	273,531
Puget Energy Inc., 2.38%, 06/15/28	120	110,075
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(d)	200	186,128
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	190	182,389
San Diego Gas & Electric Co.
2.50%, 05/15/26	5	4,866
4.95%, 08/15/28	160	160,152
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(a)(d)(f)	200	207,410
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	400	398,129
Saudi Electricity Sukuk Programme Co., 4.94%, 02/13/29(d)	200	199,756
Security	Par (000)	Value
Electric (continued)
Sempra
3.25%, 06/15/27	$75	$72,302
3.40%, 02/01/28	318	304,315
3.70%, 04/01/29	115	108,921
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	388	368,849
5.40%, 08/01/26	213	214,201
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	265	265,026
Sierra Pacific Power Co., 2.60%, 05/01/26	15	14,630
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(a)(d)(f)	200	192,536
Southern California Edison Co.
2.85%, 08/01/29	185	166,287
4.40%, 09/06/26	95	93,939
4.88%, 02/01/27	160	159,036
4.90%, 06/01/26	120	119,537
5.15%, 06/01/29	150	148,207
5.30%, 03/01/28	680	681,338
5.35%, 03/01/26	195	195,400
5.65%, 10/01/28	135	136,273
5.85%, 11/01/27	280	283,046
Series 2020-C, 1.20%, 02/01/26	205	197,090
Series A, 4.20%, 03/01/29	200	190,907
Series B, 3.65%, 03/01/28	105	100,091
Series D, 4.70%, 06/01/27	195	192,111
Southern Co. (The)
3.25%, 07/01/26	590	579,033
4.85%, 06/15/28	310	310,814
5.11%, 08/01/27	220	221,501
5.50%, 03/15/29	265	270,447
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	339	328,978
Series 21-B, 1.75%, 03/15/28	40	36,486
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	52	50,245
Series M, 4.10%, 09/15/28	335	326,236
Series N, 1.65%, 03/15/26	177	170,986
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(b)	250	238,538
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	200	192,963
State Grid Europe Development PLC, 3.25%, 04/07/27(d)	400	389,733
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26(d)	200	189,302
2.88%, 05/18/26(d)	600	586,883
3.50%, 05/04/27(d)	400	391,635
System Energy Resources Inc., 6.00%, 04/15/28	448	461,753
Tampa Electric Co., 4.90%, 03/01/29	115	115,146
Terraform Global Operating LP, 6.13%, 03/01/26(b)	66	65,977
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(d)	400	392,880
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	400	388,967
4.85%, 11/01/28(d)	200	199,183
TransAlta Corp., 7.75%, 11/15/29	115	119,471
Transelec SA, 3.88%, 01/12/29(b)	200	190,767
Trinidad Generation UnLtd, 5.25%, 11/04/27(d)	200	194,688
Union Electric Co.
2.95%, 06/15/27	80	77,047
3.50%, 03/15/29	210	199,696
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	35	32,257
Series A, 3.50%, 03/15/27	275	268,678

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 3.80%, 04/01/28	$15	$14,578
Series B, 2.95%, 11/15/26	50	48,588
Series B, 3.75%, 05/15/27	275	269,510
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	352	342,921
4.30%, 07/15/29(b)	120	114,878
4.38%, 05/01/29(b)	375	355,940
5.00%, 07/31/27(b)	410	404,535
5.05%, 12/30/26(b)	40	40,040
5.50%, 09/01/26(b)	300	299,957
5.63%, 02/15/27(b)	385	384,372
WEC Energy Group Inc.
1.38%, 10/15/27	3	2,746
4.75%, 01/15/28	340	340,493
5.15%, 10/01/27	290	292,751
5.60%, 09/12/26	57	57,730
Wisconsin Electric Power Co., 5.00%, 05/15/29	85	85,672
Wisconsin Power and Light Co.
3.00%, 07/01/29	85	78,539
3.05%, 10/15/27	5	4,793
Wisconsin Public Service Corp., 4.55%, 12/01/29	80	78,974
Xcel Energy Inc.
1.75%, 03/15/27	350	328,687
2.60%, 12/01/29	95	84,821
3.35%, 12/01/26	85	82,791
4.00%, 06/15/28	110	106,657
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	200	190,545
		73,026,432
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	190	179,064
2.00%, 12/21/28	260	235,724
Energizer Holdings Inc.
4.38%, 03/31/29(b)	200	186,889
4.75%, 06/15/28(b)	200	192,106
6.50%, 12/31/27(b)(c)	125	126,584
EnerSys, 4.38%, 12/15/27(b)	105	101,391
WESCO Distribution Inc.
6.38%, 03/15/29(b)	280	285,001
7.25%, 06/15/28(b)	400	407,482
		1,714,241
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	100	93,720
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	150	144,831
Amphenol Corp.
4.35%, 06/01/29	160	156,802
4.75%, 03/30/26	25	25,018
5.05%, 04/05/27	195	196,563
5.05%, 04/05/29	150	151,124
Arrow Electronics Inc.
3.88%, 01/12/28	210	203,156
5.15%, 08/21/29	135	134,729
Avnet Inc.
4.63%, 04/15/26	237	236,015
6.25%, 03/15/28	217	223,539
Coherent Corp., 5.00%, 12/15/29(b)	295	284,149
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	200	194,160
Security	Par (000)	Value
Electronics (continued)
Flex Ltd.
3.75%, 02/01/26	$280	$276,725
4.88%, 06/15/29	155	152,798
6.00%, 01/15/28	195	199,758
Fortive Corp., 3.15%, 06/15/26	265	259,543
Honeywell International Inc.
1.10%, 03/01/27	580	541,500
2.50%, 11/01/26	167	161,615
2.70%, 08/15/29	225	206,915
4.25%, 01/15/29	255	251,990
4.65%, 07/30/27	235	235,734
4.88%, 09/01/29	175	176,384
4.95%, 02/15/28	341	345,328
Hubbell Inc.
3.15%, 08/15/27	120	115,388
3.35%, 03/01/26	60	59,140
3.50%, 02/15/28	105	101,027
Imola Merger Corp., 4.75%, 05/15/29(b)	600	572,652
Jabil Inc.
1.70%, 04/15/26	185	178,164
3.95%, 01/12/28	85	82,477
4.25%, 05/15/27	242	238,897
5.45%, 02/01/29	100	100,960
Keysight Technologies Inc.
3.00%, 10/30/29	160	146,351
4.60%, 04/06/27	160	159,372
Sensata Technologies BV, 4.00%, 04/15/29(b)	300	277,762
TD SYNNEX Corp.
1.75%, 08/09/26	260	248,043
2.38%, 08/09/28	110	100,495
Trimble Inc., 4.90%, 06/15/28	160	159,958
TTM Technologies Inc., 4.00%, 03/01/29(b)	150	140,715
Tyco Electronics Group SA
3.13%, 08/15/27	175	168,716
3.70%, 02/15/26	110	109,016
4.50%, 02/13/26	240	240,012
Vontier Corp.
1.80%, 04/01/26	215	206,838
2.40%, 04/01/28	175	159,758
		8,417,837
Energy - Alternate Sources — 0.1%
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(d)	200	189,496
Greenko Dutch BV, 3.85%, 03/29/26(d)	358	348,314
Greenko Power II Ltd., 4.30%, 12/13/28(d)	167	156,707
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(d)	200	200,325
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/29(d)	200	197,862
SK Battery America Inc., 4.88%, 01/23/27(d)	200	199,779
Sunnova Energy Corp.
5.88%, 09/01/26(b)(c)	135	112,036
11.75%, 10/01/28(b)(c)	120	81,891
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	200	184,717
5.00%, 01/31/28(b)	260	250,458
		1,921,585
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27	305	303,255
Arcosa Inc., 4.38%, 04/15/29(b)	125	118,121

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
ASG Finance Designated Activity Co., 9.75%, 05/15/29(b)	$200	$202,521
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(b)	200	199,395
BCEG HongKong Co. Ltd., 2.22%, 07/02/26(d)	400	383,083
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(b)	155	155,000
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(a)(d)(f)	200	194,556
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(d)	400	391,554
4.00%, 07/06/27(d)	200	197,021
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.581%)(a)(d)(f)	200	194,856
CRCC Hean Ltd., 1.88%, 05/20/26(d)	200	192,540
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	200	200,793
6.45%, 06/04/29(d)	200	203,713
Dianjian Haiyu Ltd., 4.30%, 09/10/27(d)	200	198,036
Dycom Industries Inc., 4.50%, 04/15/29(b)	152	143,296
Fluor Corp., 4.25%, 09/15/28	190	182,337
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(b)	120	116,623
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	100	92,981
Hongkong International Qingdao Co. Ltd., 5.75%, 09/12/27(d)	400	402,880
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(d)	200	202,033
IHS Holding Ltd., 6.25%, 11/29/28(d)	200	189,333
INNOVATE Corp., 8.50%, 02/01/26(b)	110	107,327
Jacobs Engineering Group Inc., 6.35%, 08/18/28	225	234,322
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	250	247,128
MasTec Inc.
4.50%, 08/15/28(b)	145	140,999
5.90%, 06/15/29	200	203,853
Mexico City Airport Trust, 4.25%, 10/31/26(d)	200	195,153
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (5-year CMT + 5.256%)(a)(d)(f)	200	195,766
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(b)	100	101,530
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	200	194,773
4.13%, 05/23/26(d)	200	198,664
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	350	344,771
Taizhou Urban Construction and Investment Development Group Co. Ltd., 5.45%, 07/11/27(d)	200	200,227
TopBuild Corp., 3.63%, 03/15/29(b)	125	115,580
Tutor Perini Corp., 11.88%, 04/30/29(b)	80	89,288
Vinci SA, 3.75%, 04/10/29(b)	305	291,565
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	135	129,670
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	188,712
YI Bright International Ltd., 6.68%, 06/20/27(d)	200	204,423
		7,847,678
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	179	151,773
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(d)	200	208,470
Security	Par (000)	Value
Entertainment (continued)
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(b)(c)	$300	$252,342
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(b)(e)	290	289,009
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	130	134,991
Boyne USA Inc., 4.75%, 05/15/29(b)	200	190,076
Caesars Entertainment Inc.
4.63%, 10/15/29(b)	350	329,940
8.13%, 07/01/27(b)	169	170,760
CCM Merger Inc., 6.38%, 05/01/26(b)	100	99,889
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	100	96,318
5.38%, 04/15/27	185	184,182
6.50%, 10/01/28	50	50,336
Churchill Downs Inc.
4.75%, 01/15/28(b)	245	238,599
5.50%, 04/01/27(b)	180	179,110
Cinemark USA Inc., 5.25%, 07/15/28(b)(c)	255	250,036
Empire Resorts Inc., 7.75%, 11/01/26(b)	105	100,849
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	230	234,121
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	155	160,895
International Game Technology PLC
4.13%, 04/15/26(b)	250	247,004
5.25%, 01/15/29(b)	200	196,799
6.25%, 01/15/27(b)	240	243,129
Jacobs Entertainment Inc., 6.75%, 02/15/29(b)	150	147,367
Light & Wonder International Inc.
7.00%, 05/15/28(b)	250	250,920
7.25%, 11/15/29(b)	150	154,536
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(b)	125	111,812
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)(c)	100	81,680
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	150	143,124
4.75%, 10/15/27(b)	315	308,775
5.63%, 03/15/26(b)	100	100,037
6.50%, 05/15/27(b)	375	381,356
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	150	151,633
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	225	213,933
Mohegan Tribal Gaming Authority
8.00%, 02/01/26(b)	364	362,739
13.25%, 12/15/27(b)	150	170,098
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	139,583
Odeon Finco PLC, 12.75%, 11/01/27(b)	120	126,412
Penn Entertainment Inc.
4.13%, 07/01/29(b)	110	100,159
5.63%, 01/15/27(b)	135	133,788
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	220	162,509
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(d)	400	355,561
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	225	217,364
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(b)	160	158,964
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	150	145,579

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Warnermedia Holdings Inc.
3.76%, 03/15/27	$1,294	$1,252,896
4.05%, 03/15/29	500	469,393
WMG Acquisition Corp., 3.75%, 12/01/29(b)	30	27,719
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	200	193,732
		10,070,297
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27(b)	200	197,313
Enviri Corp., 5.75%, 07/31/27(b)	160	155,257
GFL Environmental Inc.
3.50%, 09/01/28(b)	250	235,651
4.00%, 08/01/28(b)	250	237,713
4.38%, 08/15/29(b)	150	141,823
4.75%, 06/15/29(b)	225	216,648
5.13%, 12/15/26(b)	155	154,455
Madison IAQ LLC
4.13%, 06/30/28(b)	230	219,822
5.88%, 06/30/29(b)	325	313,587
Republic Services Inc.
2.90%, 07/01/26	100	97,876
3.38%, 11/15/27	65	62,972
3.95%, 05/15/28	275	268,432
4.88%, 04/01/29	220	220,258
5.00%, 11/15/29	150	150,836
Reworld Holding Corp., 4.88%, 12/01/29(b)	225	209,161
Veralto Corp.
5.35%, 09/18/28	265	269,252
5.50%, 09/18/26	285	288,350
Waste Connections Inc.
3.50%, 05/01/29	155	147,074
4.25%, 12/01/28	140	137,474
Waste Management Inc.
1.15%, 03/15/28	55	49,521
2.00%, 06/01/29	145	129,829
3.15%, 11/15/27	330	317,809
3.88%, 01/15/29(b)	215	207,898
4.50%, 03/15/28	300	299,260
4.88%, 02/15/29(c)	280	282,262
4.95%, 07/03/27	150	151,549
		5,162,082
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	110	118,573
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(b)	237	232,444
3.50%, 03/15/29(b)	225	206,837
4.63%, 01/15/27(b)	455	447,228
5.88%, 02/15/28(b)	250	249,689
6.50%, 02/15/28(b)	250	254,650
7.50%, 03/15/26(b)	201	201,660
Alsea SAB de CV, 7.75%, 12/14/26(d)	200	202,089
B&G Foods Inc.
5.25%, 09/15/27(c)	175	166,109
8.00%, 09/15/28(b)	245	254,047
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(d)	200	205,334
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	135	115,783
Cencosud SA, 4.38%, 07/17/27(d)	400	392,623
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(d)	400	381,746
Security	Par (000)	Value
Food (continued)
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(b)	$125	$121,465
7.63%, 07/01/29(b)	150	156,471
Conagra Brands Inc.
1.38%, 11/01/27	405	368,868
4.85%, 11/01/28	345	343,164
5.30%, 10/01/26	175	176,430
7.00%, 10/01/28	108	114,804
Danone SA, 2.95%, 11/02/26(b)	695	675,650
General Mills Inc.
3.20%, 02/10/27	215	209,368
4.20%, 04/17/28	345	339,247
4.70%, 01/30/27	150	150,237
4.88%, 01/30/30	150	149,507
5.50%, 10/17/28	235	240,047
Hershey Co. (The)
2.30%, 08/15/26	30	29,078
4.25%, 05/04/28	120	119,333
Hormel Foods Corp.
1.70%, 06/03/28	70	63,660
4.80%, 03/30/27	185	186,020
Ingredion Inc., 3.20%, 10/01/26	35	34,110
J.M. Smucker Co. (The), 5.90%, 11/15/28	280	290,805
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	380	362,225
3.00%, 02/02/29	100	92,172
5.13%, 02/01/28	310	310,283
5.50%, 01/15/30	300	300,553
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(b)	290	301,546
Kellanova
3.25%, 04/01/26	215	211,732
3.40%, 11/15/27	125	120,797
4.30%, 05/15/28	305	300,658
Kraft Heinz Foods Co.
3.00%, 06/01/26	533	521,421
3.88%, 05/15/27	512	502,955
4.63%, 01/30/29	85	84,442
Kroger Co. (The)
2.65%, 10/15/26	335	323,953
3.50%, 02/01/26	150	148,316
3.70%, 08/01/27	25	24,435
4.50%, 01/15/29	175	172,983
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	275	254,459
4.88%, 05/15/28(b)	200	195,573
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	65	64,436
Mars Inc.
0.88%, 07/16/26(b)	185	175,308
4.55%, 04/20/28(b)	330	327,800
McCormick & Co. Inc./MD
0.90%, 02/15/26	335	322,524
3.40%, 08/15/27	179	173,696
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(b)	205	193,662
Mondelez International Inc.
2.63%, 03/17/27	252	241,551
4.13%, 05/07/28	95	93,338
4.75%, 02/20/29	160	159,620

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Nestle Capital Corp., 4.65%, 03/12/29(b)	$150	$149,960
Nestle Holdings Inc.
1.00%, 09/15/27(b)	395	361,633
1.15%, 01/14/27(b)(c)	300	282,440
1.50%, 09/14/28(b)	205	183,851
3.63%, 09/24/28(b)	300	289,961
4.13%, 10/01/27(b)	255	252,843
4.25%, 10/01/29(b)	150	147,186
5.00%, 03/14/28(b)	205	207,467
5.00%, 09/12/28(b)	150	152,050
5.25%, 03/13/26(b)	205	206,760
Performance Food Group Inc.
4.25%, 08/01/29(b)	300	281,939
5.50%, 10/15/27(b)	325	323,254
Post Holdings Inc., 5.50%, 12/15/29(b)	250	244,627
Sigma Finance Netherlands BV, 4.88%, 03/27/28(d)	200	196,041
Sigma Holdco BV, 7.88%, 05/15/26(b)	100	99,663
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(b)	260	242,394
Smithfield Foods Inc.
4.25%, 02/01/27(b)	262	256,749
5.20%, 04/01/29(b)	150	147,506
Sysco Corp.
3.25%, 07/15/27	107	103,394
3.30%, 07/15/26	492	482,431
5.75%, 01/17/29	130	133,929
The Campbell's Co.
4.15%, 03/15/28	445	436,496
5.20%, 03/19/27	165	166,700
5.20%, 03/21/29	155	156,404
5.30%, 03/20/26	125	125,828
TreeHouse Foods Inc., 4.00%, 09/01/28	160	146,320
Tyson Foods Inc.
3.55%, 06/02/27	346	336,291
4.00%, 03/01/26	407	404,085
4.35%, 03/01/29	265	257,914
5.40%, 03/15/29	150	151,889
U.S. Foods Inc.
4.75%, 02/15/29(b)	305	294,518
6.88%, 09/15/28(b)	175	179,603
United Natural Foods Inc., 6.75%, 10/15/28(b)	160	158,779
		20,738,419
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	385	377,273
Sodexo Inc., 1.63%, 04/16/26(b)	245	235,403
TKC Holdings Inc.
6.88%, 05/15/28(b)	155	154,709
10.50%, 05/15/29(b)	200	203,994
		971,379
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	100	94,828
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	205	198,292
4.25%, 04/30/29(d)	200	189,054
Domtar Corp., 6.75%, 10/01/28(b)	200	184,559
Georgia-Pacific LLC
0.95%, 05/15/26(b)	75	71,583
2.10%, 04/30/27(b)	180	170,278
7.75%, 11/15/29	122	137,365
Security	Par (000)	Value
Forest Products & Paper (continued)
Glatfelter Corp., 4.75%, 11/15/29(b)	$145	$131,066
Inversiones CMPC SA, 4.38%, 04/04/27(d)	200	197,328
Mercer International Inc.
5.13%, 02/01/29	264	233,972
12.88%, 10/01/28(b)	93	100,451
Suzano Austria GmbH
2.50%, 09/15/28	155	139,739
5.00%, 01/15/30	300	289,895
5.75%, 07/14/26(d)	200	201,773
6.00%, 01/15/29	510	515,993
Suzano International Finance BV, 5.50%, 01/17/27	358	360,309
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	100	105,091
		3,321,576
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	175	166,708
5.88%, 08/20/26	205	203,539
9.38%, 06/01/28(b)	170	168,784
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	280	276,225
Atmos Energy Corp.
2.63%, 09/15/29	110	100,409
3.00%, 06/15/27	110	106,188
Boston Gas Co.
3.00%, 08/01/29(b)	150	136,693
3.15%, 08/01/27(b)	70	66,822
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	265	260,412
3.87%, 03/04/29(b)	110	104,601
4.63%, 08/05/27(b)	188	186,274
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	85	82,727
5.25%, 03/01/28	355	359,299
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(d)	200	195,300
ENN Energy Holdings Ltd., 4.63%, 05/17/27(d)	400	397,030
KeySpan Gas East Corp., 2.74%, 08/15/26(b)	285	275,777
Korea Gas Corp.
1.13%, 07/13/26(d)	400	380,205
2.88%, 07/16/29(d)	200	183,954
3.50%, 07/02/26(d)	400	393,255
National Fuel Gas Co.
4.75%, 09/01/28	25	24,696
5.50%, 10/01/26	130	131,089
NiSource Inc.
2.95%, 09/01/29	220	202,020
3.49%, 05/15/27	300	292,009
5.20%, 07/01/29	210	211,810
5.25%, 03/30/28	490	495,139
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	125	127,633
ONE Gas Inc., 5.10%, 04/01/29	120	121,059
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	185	174,850
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(d)	200	195,629
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26(d)	400	379,428
Southern California Gas Co.
2.95%, 04/15/27	690	663,183
Series TT, 2.60%, 06/15/26	167	162,515
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	285	279,449
Southwest Gas Corp.
3.70%, 04/01/28	50	48,158
5.45%, 03/23/28	65	65,952

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.80%, 12/01/27	$55	$56,385
Spire Inc., 5.30%, 03/01/26	100	100,627
Talent Yield International Ltd., 2.00%, 05/06/26(d)	200	192,749
		7,968,582
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	65	64,340
Regal Rexnord Corp.
6.05%, 02/15/26	120	121,070
6.05%, 04/15/28	440	448,262
Snap-on Inc., 3.25%, 03/01/27	15	14,602
Stanley Black & Decker Inc.
3.40%, 03/01/26	170	167,733
4.25%, 11/15/28	40	39,155
6.00%, 03/06/28	205	212,247
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28(b)	125	137,841
		1,205,250
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	35	31,866
3.75%, 11/30/26	575	569,283
Agilent Technologies Inc.
2.75%, 09/15/29	155	141,172
3.05%, 09/22/26	15	14,607
4.20%, 09/09/27	75	74,116
Alcon Finance Corp.
2.75%, 09/23/26(b)	230	222,673
3.00%, 09/23/29(b)	250	229,392
Avantor Funding Inc.
3.88%, 11/01/29(b)	235	217,586
4.63%, 07/15/28(b)	460	444,237
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	439,890
Baxter International Inc.
1.92%, 02/01/27	547	517,736
2.27%, 12/01/28	410	372,061
2.60%, 08/15/26	15	14,529
Boston Scientific Corp., 4.00%, 03/01/28	15	14,661
DH Europe Finance II SARL, 2.60%, 11/15/29	200	181,614
Edwards Lifesciences Corp., 4.30%, 06/15/28	295	289,305
GE HealthCare Technologies Inc.
4.80%, 08/14/29	280	278,335
5.65%, 11/15/27	610	624,271
Hologic Inc.
3.25%, 02/15/29(b)	300	276,050
4.63%, 02/01/28(b)	145	141,854
Medline Borrower LP
3.88%, 04/01/29(b)	1,345	1,256,019
5.25%, 10/01/29(b)	780	755,568
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	435	442,191
Medtronic Global Holdings SCA, 4.25%, 03/30/28	265	262,713
Olympus Corp., 2.14%, 12/08/26(b)	50	47,596
Revvity Inc.
1.90%, 09/15/28	160	144,148
3.30%, 09/15/29	320	296,304
Smith & Nephew PLC, 5.15%, 03/20/27	10	10,070
Solventum Corp.
5.40%, 03/01/29	460	465,221
5.45%, 02/25/27	220	222,770
Security	Par (000)	Value
Health Care - Products (continued)
Stryker Corp.
3.50%, 03/15/26	$322	$318,285
3.65%, 03/07/28	200	194,023
4.25%, 09/11/29	185	180,591
4.55%, 02/10/27	175	174,952
4.70%, 02/10/28	175	175,008
4.85%, 12/08/28	160	160,438
4.85%, 02/10/30	175	174,610
Teleflex Inc.
4.25%, 06/01/28(b)	150	144,141
4.63%, 11/15/27	185	181,823
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	195	176,059
2.60%, 10/01/29	250	227,847
4.80%, 11/21/27	324	326,276
4.95%, 08/10/26	195	196,639
5.00%, 12/05/26	390	393,544
5.00%, 01/31/29	355	358,826
Varex Imaging Corp., 7.88%, 10/15/27(b)	110	113,805
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28	165	167,497
		12,662,202
Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	140	133,216
5.50%, 07/01/28(b)	150	146,043
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	10	9,706
AHP Health Partners Inc., 5.75%, 07/15/29(b)	95	90,634
Ascension Health, Series B, 2.53%, 11/15/29	250	226,315
Centene Corp.
2.45%, 07/15/28	670	606,593
4.25%, 12/15/27	760	737,133
4.63%, 12/15/29	1,075	1,022,808
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	160	147,873
4.25%, 05/01/28(b)	175	167,572
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	98,002
CHS/Community Health Systems Inc.
5.63%, 03/15/27(b)	530	514,829
6.00%, 01/15/29(b)	200	182,300
6.88%, 04/01/28(b)	187	132,911
6.88%, 04/15/29(b)	375	258,869
8.00%, 12/15/27(b)	232	230,274
Cigna Group (The)
1.25%, 03/15/26	185	178,165
3.05%, 10/15/27	35	33,556
3.40%, 03/01/27	554	539,610
4.38%, 10/15/28	1,105	1,085,829
4.50%, 02/25/26	356	355,496
5.00%, 05/15/29	300	300,758
CommonSpirit Health
3.35%, 10/01/29	290	270,459
6.07%, 11/01/27	285	294,031
Elevance Health Inc.
1.50%, 03/15/26	327	315,951
2.88%, 09/15/29	245	224,220
3.65%, 12/01/27	425	413,596
4.10%, 03/01/28	470	461,178
4.50%, 10/30/26	135	134,731
4.90%, 02/08/26	195	194,966
5.15%, 06/15/29	190	191,894

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Encompass Health Corp., 4.50%, 02/01/28	$265	$258,662
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	105	99,159
3.75%, 06/15/29(b)	155	145,420
HCA Inc.
3.13%, 03/15/27	367	354,030
3.38%, 03/15/29	105	97,959
4.13%, 06/15/29	600	575,503
4.50%, 02/15/27	390	386,868
5.20%, 06/01/28	385	387,160
5.25%, 06/15/26	521	522,576
5.38%, 09/01/26	359	360,626
5.63%, 09/01/28	385	390,821
5.88%, 02/15/26	513	515,415
5.88%, 02/01/29	340	347,839
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/29(b)	55	55,380
HealthEquity Inc., 4.50%, 10/01/29(b)	175	165,188
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	240	255,884
Highmark Inc., 1.45%, 05/10/26(b)	286	272,537
Humana Inc.
1.35%, 02/03/27	567	529,513
3.13%, 08/15/29	40	36,704
3.70%, 03/23/29	250	236,968
3.95%, 03/15/27	60	58,961
5.75%, 03/01/28	270	276,073
5.75%, 12/01/28	125	127,763
ICON Investments Six DAC
5.81%, 05/08/27	210	213,683
5.85%, 05/08/29	230	234,941
IQVIA Inc.
5.00%, 10/15/26(b)	305	303,725
5.00%, 05/15/27(b)	365	361,267
5.70%, 05/15/28	200	203,089
6.25%, 02/01/29	375	388,589
Kedrion SpA, 6.50%, 09/01/29(b)	250	238,405
Laboratory Corp. of America Holdings
1.55%, 06/01/26	252	241,955
2.95%, 12/01/29	75	68,267
3.60%, 09/01/27	10	9,738
LifePoint Health Inc.
4.38%, 02/15/27(b)	185	184,877
5.38%, 01/15/29(b)(c)	150	132,721
ModivCare Inc., 5.00%, 10/01/29(b)(c)	150	59,783
Molina Healthcare Inc., 4.38%, 06/15/28(b)	280	269,397
MPH Acquisition Holdings LLC
5.75%, 12/31/30(b)	194	161,516
6.75%, 03/31/31(b)	224	163,980
11.50%, 12/31/30(b)	127	120,795
Prime Healthcare Services Inc., 9.38%, 09/01/29(b)	465	443,296
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	200	180,061
Quest Diagnostics Inc.
3.45%, 06/01/26	260	256,023
4.20%, 06/30/29	260	252,715
4.60%, 12/15/27	90	89,826
Quorum Health Corp., 11.63%, 04/15/23(k)	100	—
Radiology Partners Inc., 7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(b)(e)	14	14,129
Security	Par (000)	Value
Health Care - Services (continued)
Rede D'or Finance SARL
4.50%, 01/22/30(d)	$200	$182,214
4.95%, 01/17/28(d)	200	193,396
Roche Holdings Inc.
0.99%, 03/05/26(b)	250	240,986
1.93%, 12/13/28(b)	630	570,691
2.31%, 03/10/27(b)	530	508,207
2.63%, 05/15/26(b)	200	195,615
3.63%, 09/17/28(b)	50	48,310
4.20%, 09/09/29(b)	205	201,454
4.79%, 03/08/29(b)	200	200,821
5.27%, 11/13/26(b)	380	385,387
5.34%, 11/13/28(b)	435	445,390
SSM Health Care Corp.
4.89%, 06/01/28	167	167,037
Series A, 3.82%, 06/01/27	165	161,903
Sutter Health, Series 2018, 3.70%, 08/15/28	48	46,355
Tenet Healthcare Corp.
4.25%, 06/01/29	425	401,649
4.38%, 01/15/30	430	402,145
4.63%, 06/15/28	200	193,491
5.13%, 11/01/27	450	444,873
6.13%, 10/01/28	750	750,166
6.25%, 02/01/27	455	455,553
Toledo Hospital (The), Series B, 5.33%, 11/15/28	110	107,924
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	300	305,266
UnitedHealth Group Inc.
3.70%, 05/15/27	120	117,718
1.15%, 05/15/26	447	428,511
2.88%, 08/15/29	375	346,236
2.95%, 10/15/27	360	345,083
3.10%, 03/15/26	177	174,465
3.38%, 04/15/27	95	92,661
3.45%, 01/15/27	253	248,195
3.85%, 06/15/28	490	477,380
3.88%, 12/15/28	125	121,462
4.00%, 05/15/29	305	295,559
4.25%, 01/15/29	395	387,844
4.60%, 04/15/27	195	195,333
4.70%, 04/15/29	155	154,532
4.75%, 07/15/26	155	155,710
4.80%, 01/15/30	400	399,393
5.25%, 02/15/28	445	452,742
Universal Health Services Inc.
1.65%, 09/01/26	275	261,280
4.63%, 10/15/29	165	159,463
		32,171,705
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC, 5.38%, 05/08/29(d)	400	405,494
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	250	241,787
Amipeace Ltd., 1.75%, 11/09/26(d)	200	190,421
Antares Holdings LP
2.75%, 01/15/27(b)	250	235,444
3.95%, 07/15/26(b)	250	243,536
6.35%, 10/23/29(b)	15	14,924
6.50%, 02/08/29(b)	250	250,317
7.95%, 08/11/28(b)	260	273,417
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	265	275,229

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Capital Corp.
2.15%, 07/15/26	$387	$371,385
2.88%, 06/15/27	100	95,126
2.88%, 06/15/28	425	393,126
5.88%, 03/01/29	300	303,482
5.95%, 07/15/29	245	248,252
7.00%, 01/15/27	200	206,971
Ares Strategic Income Fund
5.70%, 03/15/28(b)	285	285,274
6.35%, 08/15/29(b)	200	203,705
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	140	133,441
2.95%, 03/10/26	157	152,872
Barings BDC Inc.
3.30%, 11/23/26	190	182,786
7.00%, 02/15/29	50	51,374
Benteler International AG, Class A, 10.50%, 05/15/28(b)	160	169,622
Blackstone Private Credit Fund
2.63%, 12/15/26	442	421,064
3.25%, 03/15/27	380	364,123
4.00%, 01/15/29	145	136,874
4.95%, 09/26/27(b)	45	44,430
5.60%, 11/22/29(b)	170	168,078
5.95%, 07/16/29(b)	10	10,088
5.95%, 07/16/29	175	176,537
7.30%, 11/27/28	110	116,284
Blackstone Secured Lending Fund
2.13%, 02/15/27	255	239,821
2.75%, 09/16/26	275	264,481
2.85%, 09/30/28	160	145,756
5.35%, 04/13/28	75	74,704
5.88%, 11/15/27	105	106,518
Blue Owl Capital Corp.
2.63%, 01/15/27	180	170,430
2.88%, 06/11/28	280	255,966
3.40%, 07/15/26	305	296,504
5.95%, 03/15/29	330	331,906
Blue Owl Capital Corp. II, 8.45%, 11/15/26	105	109,894
Blue Owl Capital Corp. III, 3.13%, 04/13/27	65	61,562
Blue Owl Credit Income Corp.
3.13%, 09/23/26(c)	70	67,434
4.70%, 02/08/27	208	205,194
6.60%, 09/15/29(b)	235	240,196
7.75%, 09/16/27	215	225,520
7.75%, 01/15/29	160	170,533
7.95%, 06/13/28	185	196,519
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	170	159,796
3.75%, 06/17/26(b)	45	43,665
6.10%, 03/15/28(b)	145	145,502
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	225	228,543
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	191,274
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	191,643
CITIC Ltd.
2.88%, 02/17/27(d)	200	192,881
3.70%, 06/14/26(d)	200	197,227
3.88%, 02/28/27(d)	400	393,888
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	30	27,562
Security	Par (000)	Value
Holding Companies - Diversified (continued)
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	$290	$277,631
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(b)	435	419,017
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	300	290,652
Fairfax India Holdings Corp., 5.00%, 02/26/28(d)	250	233,546
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	135	138,116
FS KKR Capital Corp.
2.63%, 01/15/27	30	28,498
3.13%, 10/12/28	255	232,000
3.25%, 07/15/27	150	142,691
6.13%, 01/15/30	225	224,763
6.88%, 08/15/29	150	155,237
7.88%, 01/15/29	120	127,745
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26(d)	200	187,994
Gaci First Investment Co.
5.00%, 10/13/27(d)	400	399,352
5.00%, 01/29/29(d)	600	595,023
Goldman Sachs BDC Inc., 6.38%, 03/11/27	135	137,850
Golub Capital BDC Inc.
2.05%, 02/15/27	120	112,042
2.50%, 08/24/26	240	229,878
6.00%, 07/15/29	205	205,840
7.05%, 12/05/28	175	182,059
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	155	152,760
HPS Corporate Lending Fund
5.45%, 01/14/28(b)	200	199,372
6.25%, 09/30/29(b)(c)	100	101,474
6.75%, 01/30/29(b)(c)	150	154,625
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	194,144
4.75%, 04/27/27(d)	400	394,583
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(d)	200	191,078
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	396,905
4.88%, 11/22/26(d)	200	198,640
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	225	194,362
5.25%, 05/15/27	433	419,188
6.25%, 05/15/26	231	230,712
9.75%, 01/15/29	225	230,406
10.00%, 11/15/29(b)	160	163,424
ICD Funding Ltd., 3.22%, 04/28/26(d)	200	194,593
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)	400	397,414
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.233%)(a)(d)	200	205,345
Main Street Capital Corp.
3.00%, 07/14/26	257	248,134
6.50%, 06/04/27	100	101,810
6.95%, 03/01/29	75	77,964
MDGH GMTN RSC Ltd.
2.50%, 05/21/26(d)	400	387,854
2.88%, 11/07/29(d)	400	364,939
3.00%, 03/28/27(d)	200	192,200
4.50%, 11/07/28(d)	200	197,672
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	100	98,520

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.15%, 05/17/29(b)	$125	$125,799
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(d)	200	192,824
New Mountain Finance Corp.
6.20%, 10/15/27	95	95,723
6.88%, 02/01/29	95	96,489
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	130	122,852
7.10%, 02/15/29	60	61,951
Oaktree Strategic Credit Fund
6.50%, 07/23/29	110	112,011
8.40%, 11/14/28	110	118,833
Prospect Capital Corp.
3.36%, 11/15/26(c)	115	108,000
3.44%, 10/15/28(c)	100	88,232
Rongshi International Finance Ltd., 3.63%, 05/04/27(d)	200	196,032
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	200	191,207
Sixth Street Lending Partners
5.75%, 01/15/30	200	197,911
6.50%, 03/11/29	205	209,527
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	40	38,489
6.13%, 03/01/29	50	50,563
6.95%, 08/14/28	135	140,598
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(d)	200	199,168
Suci Second Investment Co.
4.38%, 09/10/27(d)	200	196,563
6.00%, 10/25/28(d)	800	823,965
Temasek Financial I Ltd., 3.63%, 08/01/28(b)	500	487,528
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(d)	200	207,510
TVF Varlik Kiralama AS, 6.95%, 01/23/30(d)	200	200,792
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	192,470
Zhongyuan Zhicheng Co. Ltd., 5.90%, 06/20/27(d)	200	204,082
		25,967,553
Home Builders — 0.1%
Adams Homes Inc., 9.25%, 10/15/28(b)	103	107,424
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	100	92,479
6.63%, 01/15/28(b)	90	90,241
Beazer Homes USA Inc., 5.88%, 10/15/27	125	124,300
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29(b)	100	93,086
6.25%, 09/15/27(b)	205	204,003
Century Communities Inc.
3.88%, 08/15/29(b)	150	136,425
6.75%, 06/01/27	195	196,149
DR Horton Inc.
1.30%, 10/15/26	307	290,169
1.40%, 10/15/27	140	128,428
Dream Finders Homes Inc., 8.25%, 08/15/28(b)	115	119,137
Empire Communities Corp., 9.75%, 05/01/29(b)	145	151,188
Forestar Group Inc.
3.85%, 05/15/26(b)	120	117,297
5.00%, 03/01/28(b)	98	94,900
Installed Building Products Inc., 5.75%, 02/01/28(b)	110	108,573
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	135	146,767
KB Home, 6.88%, 06/15/27	130	133,940
Landsea Homes Corp., 8.88%, 04/01/29(b)	100	100,159
Security	Par (000)	Value
Home Builders (continued)
Lennar Corp.
4.75%, 11/29/27	$392	$391,168
5.00%, 06/15/27	65	65,191
5.25%, 06/01/26	200	200,780
LGI Homes Inc.
4.00%, 07/15/29(b)	75	68,016
8.75%, 12/15/28(b)	130	137,706
M/I Homes Inc., 4.95%, 02/01/28	152	149,277
Mattamy Group Corp., 5.25%, 12/15/27(b)	195	190,701
Meritage Homes Corp.
3.88%, 04/15/29(b)	120	112,850
5.13%, 06/06/27	115	115,097
New Home Co. Inc. (The), 9.25%, 10/01/29(b)	95	97,125
PulteGroup Inc., 5.00%, 01/15/27	80	80,278
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	185	179,087
4.75%, 04/01/29	75	71,240
STL Holding Co. LLC, 8.75%, 02/15/29(b)	75	79,941
Taylor Morrison Communities Inc.
5.75%, 01/15/28(b)	175	175,253
5.88%, 06/15/27(b)	170	171,209
Thor Industries Inc., 4.00%, 10/15/29(b)	150	137,042
Toll Brothers Finance Corp.
3.80%, 11/01/29	100	94,327
4.35%, 02/15/28	45	44,169
4.88%, 03/15/27	264	263,888
Tri Pointe Homes Inc.
5.25%, 06/01/27	120	119,126
5.70%, 06/15/28	100	99,777
Winnebago Industries Inc., 6.25%, 07/15/28(b)	90	89,489
		5,567,402
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(d)	200	206,423
Leggett & Platt Inc.
3.50%, 11/15/27	195	185,514
4.40%, 03/15/29	165	156,397
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	186,120
Tempur Sealy International Inc., 4.00%, 04/15/29(b)	250	232,799
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(d)	200	198,935
Whirlpool Corp., 4.75%, 02/26/29(c)	245	240,475
		1,406,663
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	175	161,906
Avery Dennison Corp., 4.88%, 12/06/28	90	89,851
Central Garden & Pet Co., 5.13%, 02/01/28	105	102,965
Church & Dwight Co. Inc., 3.15%, 08/01/27	315	305,082
Clorox Co. (The)
3.10%, 10/01/27	85	81,674
3.90%, 05/15/28	270	263,101
4.40%, 05/01/29	105	103,283
Kimberly-Clark Corp.
1.05%, 09/15/27	220	201,636
3.20%, 04/25/29	245	231,473
3.95%, 11/01/28	150	146,930
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	885	850,074
		2,537,975

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares — 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	$240	$239,512
Newell Brands Inc.
5.70%, 04/01/26	377	378,367
6.38%, 09/15/27(c)	150	152,981
6.63%, 09/15/29	150	153,797
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29(c)	115	107,920
5.25%, 12/15/26	95	94,314
		1,126,891
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(b)	225	212,950
6.00%, 08/01/29(b)	150	144,613
8.25%, 02/01/29(b)	277	287,692
8.50%, 06/15/29(b)	150	157,186
Aegon Ltd., 5.50%, 04/11/48(a)	345	341,542
Aflac Inc.
1.13%, 03/15/26	115	110,678
2.88%, 10/15/26	145	140,853
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(a)(d)(f)	200	194,362
3.60%, 04/09/29(b)	300	286,870
5.63%, 10/25/27(b)	555	569,180
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	250	241,671
5.88%, 11/01/29(b)	125	120,379
6.75%, 10/15/27(b)	380	378,393
6.75%, 04/15/28(b)	400	404,252
Allstate Corp. (The)
3.28%, 12/15/26	125	121,979
5.05%, 06/24/29	130	130,713
American International Group Inc., 4.20%, 04/01/28	210	205,870
American National Global Funding, 5.55%, 01/28/30(b)	150	150,715
American National Group Inc.
5.00%, 06/15/27	51	50,701
5.75%, 10/01/29	190	190,274
AmWINS Group Inc.
4.88%, 06/30/29(b)	250	238,022
6.38%, 02/15/29(b)	230	232,872
Aon Corp.
3.75%, 05/02/29	300	286,119
4.50%, 12/15/28	70	69,091
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	125	119,887
Aon North America Inc.
5.13%, 03/01/27	240	241,981
5.15%, 03/01/29	325	327,111
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	225	226,849
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.265%)(a)(d)	200	197,386
Arthur J Gallagher & Co.
4.60%, 12/15/27	125	124,623
4.85%, 12/15/29	270	268,003
Assurant Inc., 4.90%, 03/27/28	140	139,735
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	$115	$119,807
AssuredPartners Inc., 5.63%, 01/15/29(b)	175	177,059
Athene Global Funding
1.61%, 06/29/26(b)	260	248,614
1.73%, 10/02/26(b)	320	304,043
1.99%, 08/19/28(b)	255	228,667
2.45%, 08/20/27(b)	5	4,696
2.50%, 03/24/28(b)	200	184,917
2.72%, 01/07/29(b)	110	100,152
2.95%, 11/12/26(b)	80	77,344
4.72%, 10/08/29(b)	275	267,912
4.86%, 08/27/26(b)	225	224,937
4.95%, 01/07/27(b)	75	75,055
5.34%, 01/15/27(b)	45	45,319
5.35%, 07/09/27(b)	150	151,199
5.38%, 01/07/30(b)	225	225,018
5.52%, 03/25/27(b)	170	172,006
5.58%, 01/09/29(b)	350	353,679
5.62%, 05/08/26(b)	75	75,737
Athene Holding Ltd., 4.13%, 01/12/28	575	562,148
AXA SA, 5.13%, 01/17/47, (1-day SOFR Index + 4.145%)(a)(d)	200	199,373
Axis Specialty Finance LLC
3.90%, 07/15/29	55	52,286
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	75	70,173
Axis Specialty Finance PLC, 4.00%, 12/06/27	110	107,233
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	860	825,613
Berkshire Hathaway Inc., 3.13%, 03/15/26	559	551,631
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	339	324,438
2.00%, 06/28/28(b)	100	89,863
5.55%, 04/09/27(b)	200	201,851
5.65%, 06/10/29(b)	130	131,388
Brighthouse Financial Inc., 3.70%, 06/22/27	220	213,774
BroadStreet Partners Inc., 5.88%, 04/15/29(b)	225	220,404
Brown & Brown Inc., 4.50%, 03/15/29	100	98,051
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(d)	600	606,530
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(a)(d)(f)	800	831,022
Chubb INA Holdings LLC
3.35%, 05/03/26	395	389,466
4.65%, 08/15/29	200	198,794
Cincinnati Financial Corp., 6.92%, 05/15/28	130	138,235
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46(a)(d)	200	200,241
CNA Financial Corp.
3.45%, 08/15/27	130	125,865
3.90%, 05/01/29	110	105,257
4.50%, 03/01/26	200	199,385
CNO Financial Group Inc., 5.25%, 05/30/29	100	99,375
CNO Global Funding
1.75%, 10/07/26(b)	300	284,441
2.65%, 01/06/29(b)	185	168,819
4.95%, 09/09/29(b)	125	124,153
5.88%, 06/04/27(b)	215	219,492
Corebridge Financial Inc.
3.65%, 04/05/27	590	575,183
3.85%, 04/05/29	305	291,007

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	$355	$365,406
Corebridge Global Funding
4.65%, 08/20/27(b)	145	144,480
4.90%, 01/07/28(b)	100	100,209
4.90%, 12/03/29(b)	125	124,345
5.20%, 01/12/29(b)	110	110,691
5.20%, 06/24/29(b)	115	115,711
5.35%, 06/24/26(b)(c)	100	100,884
5.75%, 07/02/26(b)	240	243,463
5.90%, 09/19/28(b)	120	123,754
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%(a)(b)(f)	850	834,173
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	165	159,058
Enstar Group Ltd., 4.95%, 06/01/29	160	157,206
Equitable Financial Life Global Funding
1.30%, 07/12/26(b)	270	257,482
1.40%, 08/27/27(b)	25	22,973
1.70%, 11/12/26(b)	265	251,340
1.80%, 03/08/28(b)	195	177,141
4.88%, 11/19/27(b)	180	180,157
5.45%, 03/03/28(b)(c)	115	116,622
Equitable Holdings Inc.
4.35%, 04/20/28	450	443,220
4.57%, 02/15/29(b)	100	97,526
Essent Group Ltd., 6.25%, 07/01/29	145	147,907
F&G Annuities & Life Inc.
6.50%, 06/04/29	175	178,748
7.40%, 01/13/28	170	177,174
F&G Global Funding
1.75%, 06/30/26(b)	335	320,051
2.00%, 09/20/28(b)	80	70,826
2.30%, 04/11/27(b)	260	245,016
5.88%, 06/10/27(b)	105	106,595
5.88%, 01/16/30(b)	100	101,042
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	235	233,501
Farmers Exchange Capital, 7.05%, 07/15/28(b)	105	109,144
Fidelity National Financial Inc., 4.50%, 08/15/28	120	117,974
GA Global Funding Trust
1.95%, 09/15/28(b)	30	26,926
2.25%, 01/06/27(b)	330	313,546
4.40%, 09/23/27(b)	150	147,868
5.40%, 01/13/30(b)	150	150,904
5.50%, 01/08/29(b)	330	333,430
Global Atlantic Fin Co.
4.40%, 10/15/29(b)	75	71,287
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	235	226,226
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)	200	209,874
Globe Life Inc., 4.55%, 09/15/28	205	203,185
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	65	63,045
Guardian Life Global Funding
1.25%, 11/19/27(b)(c)	45	41,010
1.40%, 07/06/27(b)	50	46,338
1.63%, 09/16/28(b)	15	13,447
3.25%, 03/29/27(b)	360	350,291
4.18%, 09/26/29(b)	125	121,653
5.55%, 10/28/27(b)	475	485,732
5.74%, 10/02/28(b)	100	103,280
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(d)	400	385,550
Security	Par (000)	Value
Insurance (continued)
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(a)(d)	$200	$192,656
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	155	141,831
High Street Funding Trust I, 4.11%, 02/15/28(b)	165	158,740
Horace Mann Educators Corp., 7.25%, 09/15/28	75	79,965
HUB International Ltd., 5.63%, 12/01/29(b)(c)	165	161,720
Jackson Financial Inc., 5.17%, 06/08/27	100	100,574
Jackson National Life Global Funding
3.05%, 04/29/26(b)	25	24,483
3.05%, 06/21/29(b)(c)	90	81,835
4.60%, 10/01/29(b)	315	307,944
4.90%, 01/13/27(b)	150	150,121
5.25%, 04/12/28(b)	155	155,037
5.35%, 01/13/30(b)	150	150,682
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(d)	200	202,248
La Mondiale SAM, 5.88%, 01/26/47, (5-year USD ICE Swap + 4.482%)(a)(d)	200	199,856
Legal & General Group PLC, 5.25%, 03/21/47, (5-year USD Swap + 3.687%)(a)(d)	600	595,538
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	175	167,217
4.57%, 02/01/29(b)	330	323,296
Lincoln Financial Global Funding, 5.30%, 01/13/30(b)	150	151,464
Lincoln National Corp.
3.05%, 01/15/30	150	135,943
3.63%, 12/12/26	100	98,131
3.80%, 03/01/28	140	135,543
Loews Corp., 3.75%, 04/01/26	239	236,683
Manulife Financial Corp.
2.48%, 05/19/27	95	90,504
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	352	343,673
4.15%, 03/04/26	373	371,270
Markel Group Inc.
3.35%, 09/17/29	100	93,108
3.50%, 11/01/27	5	4,843
Marsh & McLennan Companies Inc.
3.75%, 03/14/26	150	148,748
4.38%, 03/15/29	445	437,544
4.55%, 11/08/27	260	259,565
MassMutual Global Funding II
1.20%, 07/16/26(b)	60	57,214
4.50%, 04/10/26(b)	235	235,089
4.85%, 01/17/29(b)	240	240,468
5.05%, 12/07/27(b)	445	450,802
5.05%, 06/14/28(b)	205	207,042
5.10%, 04/09/27(b)	205	207,344
5.15%, 05/30/29(b)	200	202,835
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)	475	470,396
Mercury General Corp., 4.40%, 03/15/27	45	43,689
Met Tower Global Funding
1.25%, 09/14/26(b)	335	317,907
4.00%, 10/01/27(b)	150	147,398
4.80%, 01/14/28(b)	150	150,413
4.85%, 01/16/27(b)	150	150,680
5.25%, 04/12/29(b)	160	162,253
5.40%, 06/20/26(b)	160	161,827

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Metropolitan Life Global Funding I
3.00%, 09/19/27(b)	$200	$191,898
3.05%, 06/17/29(b)	150	139,166
3.30%, 03/21/29(b)	150	141,127
4.30%, 08/25/29(b)	150	146,240
4.40%, 06/30/27(b)	410	407,666
4.85%, 01/08/29(b)	240	239,988
5.05%, 06/11/27(b)	155	156,517
5.05%, 01/06/28(b)	170	171,563
5.40%, 09/12/28(b)	180	183,260
MGIC Investment Corp., 5.25%, 08/15/28	265	262,460
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(f)	200	196,558
Muang Thai Life Assurance PCL, 3.55%, 01/27/37, (10-year CMT + 2.400%)(a)(d)	200	192,971
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(b)	140	138,018
5.35%, 04/09/27(b)	250	252,492
5.45%, 12/12/28(b)	95	96,498
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	100	101,187
New York Life Global Funding
1.15%, 06/09/26(b)	310	296,482
3.00%, 01/10/28(b)	415	395,691
3.25%, 04/07/27(b)	425	413,658
3.90%, 10/01/27(b)	195	191,711
4.60%, 12/05/29(b)	100	99,097
4.70%, 04/02/26(b)(c)	315	315,756
4.70%, 01/29/29(b)	295	294,179
4.85%, 01/09/28(b)(c)	415	416,722
4.90%, 04/02/27(b)	175	176,136
4.90%, 06/13/28(b)	135	135,678
5.00%, 06/06/29(b)(c)	100	100,748
5.45%, 09/18/26(b)	145	147,160
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)	200	181,446
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)	200	193,823
NMI Holdings Inc., 6.00%, 08/15/29	100	101,496
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	190	172,692
1.75%, 01/11/27(b)	337	319,557
3.30%, 04/04/29(b)	200	188,530
4.11%, 09/12/27(b)	110	108,703
4.35%, 09/15/27(b)	110	109,226
4.70%, 04/06/26(b)	315	315,281
4.71%, 01/10/29(b)	160	159,108
4.90%, 06/12/28(b)	120	120,544
5.07%, 03/25/27(b)	220	222,105
Old Republic International Corp., 3.88%, 08/26/26	90	88,738
Pacific Life Global Funding II
1.38%, 04/14/26(b)	245	235,979
1.45%, 01/20/28(b)	100	91,080
1.60%, 09/21/28(b)	10	8,915
4.50%, 08/28/29(b)	135	133,181
4.90%, 01/11/29(b)	85	85,062
5.50%, 08/28/26(b)	100	101,377
5.50%, 07/18/28(b)	490	500,037
PartnerRe Finance B LLC, 3.70%, 07/02/29	160	152,054
Phoenix Group Holdings PLC, 4.75%, 09/04/31, (5-year CMT + 4.276%)(a)(d)	200	196,433
Security	Par (000)	Value
Insurance (continued)
Pricoa Global Funding I
1.20%, 09/01/26(b)	$505	$479,309
4.40%, 08/27/27(b)	170	169,314
5.10%, 05/30/28(b)	430	434,404
5.55%, 08/28/26(b)	150	152,294
Principal Financial Group Inc., 3.70%, 05/15/29	100	95,364
Principal Life Global Funding II
1.25%, 08/16/26(b)	315	299,366
1.50%, 11/17/26(b)	300	284,003
2.50%, 09/16/29(b)	150	135,435
3.00%, 04/18/26(b)	300	294,086
4.60%, 08/19/27(b)	150	149,671
4.80%, 01/09/28(b)	100	100,010
4.95%, 11/27/29(b)	130	130,088
5.00%, 01/16/27(b)	115	115,692
5.10%, 01/25/29(b)	160	160,560
5.50%, 06/28/28(b)(c)	255	258,945
Progressive Corp. (The)
2.45%, 01/15/27	35	33,631
2.50%, 03/15/27	310	297,200
4.00%, 03/01/29	195	189,557
Protective Life Corp.
3.40%, 01/15/30(b)	100	92,555
4.30%, 09/30/28(b)	15	14,629
Protective Life Global Funding
1.30%, 09/20/26(b)	205	194,096
1.62%, 04/15/26(b)	205	197,586
4.34%, 09/13/27(b)	150	148,448
4.71%, 07/06/27(b)	255	255,018
4.77%, 12/09/29(b)	165	163,464
4.99%, 01/12/27(b)	150	150,701
5.21%, 04/14/26(b)	205	206,236
5.22%, 06/12/29(b)	150	151,230
5.47%, 12/08/28(b)	155	157,906
Prudential Financial Inc.
3.88%, 03/27/28	445	434,012
4.50%, 09/15/47(a)	185	178,720
5.70%, 09/15/48(a)	125	123,959
Prudential Funding Asia PLC, 2.95%, 11/03/33, (5-year CMT + 1.517%)(a)(d)	400	365,939
Reinsurance Group of America Inc.
3.90%, 05/15/29	215	205,669
3.95%, 09/15/26	5	4,938
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	265	249,179
2.75%, 01/21/27(b)	90	85,558
5.28%, 11/07/29(b)	50	49,589
6.15%, 06/29/28(b)	150	153,985
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,383
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	115	108,270
RGA Global Funding
2.00%, 11/30/26(b)	15	14,289
2.70%, 01/18/29(b)	135	123,851
5.25%, 01/09/30(b)	125	125,513
5.45%, 05/24/29(b)(c)	215	218,101
6.00%, 11/21/28(b)	100	103,337
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	200	195,479
Sammons Financial Group Global Funding, 5.10%, 12/10/29(b)	125	124,315
Sammons Financial Group Inc., 4.45%, 05/12/27(b)	50	49,139
SBL Holdings Inc., 5.13%, 11/13/26(b)	192	188,940

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
SiriusPoint Ltd., 7.00%, 04/05/29	$110	$113,158
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)	540	522,229
Sunshine Life Insurance Corp. Ltd., 4.50%, 04/20/26(d)	200	197,286
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	225	222,239
Trinity Acquisition PLC, 4.40%, 03/15/26	160	159,253
Unum Group, 4.00%, 06/15/29	100	95,937
Willis North America Inc.
2.95%, 09/15/29	200	182,294
4.50%, 09/15/28	205	201,940
4.65%, 06/15/27	417	414,890
ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 03/08/26(d)	200	195,275
		57,011,192
Internet — 0.5%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(b)	120	110,828
9.00%, 08/01/29(b)	150	150,738
Alibaba Group Holding Ltd., 3.40%, 12/06/27	865	836,430
Alphabet Inc.
0.80%, 08/15/27	295	270,393
2.00%, 08/15/26	250	241,508
Amazon.com Inc.
1.00%, 05/12/26	891	855,638
1.20%, 06/03/27	527	490,404
1.65%, 05/12/28	115	105,233
3.15%, 08/22/27	1,200	1,163,657
3.30%, 04/13/27	858	838,618
3.45%, 04/13/29	420	403,642
4.55%, 12/01/27	830	834,425
ANGI Group LLC, 3.88%, 08/15/28(b)	170	152,973
Arches Buyer Inc.
4.25%, 06/01/28(b)	315	294,270
6.13%, 12/01/28(b)	160	144,892
Baidu Inc.
1.63%, 02/23/27	200	188,170
1.72%, 04/09/26	205	197,822
3.63%, 07/06/27	80	78,103
4.38%, 03/29/28	200	196,940
Booking Holdings Inc.
3.55%, 03/15/28	110	106,556
3.60%, 06/01/26	45	44,475
Cablevision Lightpath LLC
3.88%, 09/15/27(b)	135	127,400
5.63%, 09/15/28(b)	130	121,598
Cars.com Inc., 6.38%, 11/01/28(b)	120	119,887
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(b)	105	106,109
Cogent Communications Group LLC
3.50%, 05/01/26(b)	170	166,035
7.00%, 06/15/27(b)	145	146,695
eBay Inc.
1.40%, 05/10/26	297	285,234
3.60%, 06/05/27	161	157,210
Expedia Group Inc.
3.80%, 02/15/28	440	427,028
4.63%, 08/01/27	281	279,766
5.00%, 02/15/26	210	210,418
Gen Digital Inc., 6.75%, 09/30/27(b)	270	274,552
Security	Par (000)	Value
Internet (continued)
Getty Images Inc., 9.75%, 03/01/27(b)(c)	$110	$110,994
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	250	231,196
5.25%, 12/01/27(b)	225	222,949
GrubHub Holdings Inc., 5.50%, 07/01/27(b)(c)	165	153,509
ION Trading Technologies SARL
5.75%, 05/15/28(b)	150	141,403
9.50%, 05/30/29(b)	200	209,158
JD.com Inc., 3.88%, 04/29/26	240	237,085
Match Group Holdings II LLC
4.63%, 06/01/28(b)	143	137,706
5.00%, 12/15/27(b)	190	186,176
5.63%, 02/15/29(b)	105	103,874
Meituan
4.50%, 04/02/28(d)	400	392,673
4.63%, 10/02/29(d)	400	389,899
Meta Platforms Inc.
3.50%, 08/15/27	750	734,772
4.30%, 08/15/29	315	311,192
4.60%, 05/15/28	430	431,325
Millennium Escrow Corp., 6.63%, 08/01/26(b)	240	186,575
NAVER Corp., 1.50%, 03/29/26(d)	200	192,262
Netflix Inc.
4.38%, 11/15/26	418	417,393
4.88%, 04/15/28	614	617,288
5.38%, 11/15/29(b)	250	254,975
5.88%, 11/15/28	600	622,803
6.38%, 05/15/29	235	249,374
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(b)	150	82,769
11.75%, 10/15/28(b)	160	132,129
Prosus NV
3.26%, 01/19/27(d)	400	382,917
4.85%, 07/06/27(d)	200	196,690
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(f)	245	235,860
8.13%, , (5-year CMT + 4.250%)(a)(b)(f)	175	172,454
9.75%, 04/15/29(b)	575	628,313
11.25%, 02/15/27(b)	555	606,466
Tencent Holdings Ltd.
3.58%, 04/11/26(d)	200	197,220
3.60%, 01/19/28(d)	600	581,645
3.98%, 04/11/29(d)	800	774,066
Uber Technologies Inc.
4.30%, 01/15/30	300	291,483
4.50%, 08/15/29(b)	400	390,270
6.25%, 01/15/28(b)	200	201,692
7.50%, 09/15/27(b)	637	647,604
VeriSign Inc., 4.75%, 07/15/27	95	94,627
Wayfair LLC, 7.25%, 10/31/29(b)	255	260,203
		22,538,636
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	200	200,730
Algoma Steel Inc., 9.13%, 04/15/29(b)	110	110,679
ArcelorMittal SA
4.25%, 07/16/29(c)	100	96,975
4.55%, 03/11/26	222	221,062
6.55%, 11/29/27	462	480,054
ATI Inc., 5.88%, 12/01/27	150	149,308
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(b)	180	171,215

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Carpenter Technology Corp., 6.38%, 07/15/28	$135	$135,544
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	125	116,429
5.88%, 06/01/27	175	175,272
6.88%, 11/01/29(b)	270	271,180
CSN Inova Ventures, 6.75%, 01/28/28(d)	400	380,983
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(d)	200	204,796
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	198,174
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	101,160
Krakatau Posco PT
6.38%, 06/11/27(d)	200	200,899
6.38%, 06/11/29(d)	200	200,174
Metinvest BV, 7.75%, 10/17/29(d)	200	142,141
Mineral Resources Ltd.
8.00%, 11/01/27(b)	210	214,790
8.13%, 05/01/27(b)	230	231,403
9.25%, 10/01/28(b)	335	354,022
Nucor Corp.
3.95%, 05/01/28	55	53,751
4.30%, 05/23/27	325	322,883
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	399,300
POSCO
4.50%, 08/04/27(d)	204	201,873
5.75%, 01/17/28(d)	385	393,112
Steel Dynamics Inc.
1.65%, 10/15/27	15	13,857
5.00%, 12/15/26	90	90,060
TMS International Corp./DE, 6.25%, 04/15/29(b)	130	122,972
U.S. Steel Corp., 6.88%, 03/01/29	150	151,616
		6,106,414
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	130	135,097
Brunswick Corp./DE, 5.85%, 03/18/29(c)	150	152,595
Carnival Corp.
4.00%, 08/01/28(b)	780	743,771
5.75%, 03/01/27(b)	800	801,811
6.00%, 05/01/29(b)	600	600,371
6.65%, 01/15/28	63	64,376
7.00%, 08/15/29(b)	65	68,151
7.63%, 03/01/26(b)	400	400,604
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)	615	654,451
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	145	138,276
5.95%, 06/11/29(b)	135	135,934
6.50%, 03/10/28(b)	230	235,868
Life Time Inc., 8.00%, 04/15/26(b)	182	182,000
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(b)	100	104,994
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)	145	145,601
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)	155	132,714
NCL Corp. Ltd.
5.88%, 03/15/26(b)	68	68,248
5.88%, 02/15/27(b)	295	295,993
7.75%, 02/15/29(b)	175	185,846
8.13%, 01/15/29(b)	250	265,261
NCL Finance Ltd., 6.13%, 03/15/28(b)	185	186,943
Polaris Inc., 6.95%, 03/15/29	160	168,002
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	170	162,648
Security	Par (000)	Value
Leisure Time (continued)
4.25%, 07/01/26(b)	$220	$216,998
5.38%, 07/15/27(b)	285	285,059
5.50%, 08/31/26(b)	280	280,230
5.50%, 04/01/28(b)	445	446,528
7.50%, 10/15/27	105	110,944
Sabre GLBL Inc.
8.63%, 06/01/27(b)	285	286,722
10.75%, 11/15/29(b)(c)	134	138,927
11.25%, 12/15/27(b)	100	106,736
Sunny Express Enterprises Corp., 2.95%, 03/01/27(d)	200	193,723
Viking Cruises Ltd.
5.88%, 09/15/27(b)	270	269,180
7.00%, 02/15/29(b)	160	161,510
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	100	98,899
VOC Escrow Ltd., 5.00%, 02/15/28(b)	220	215,050
		8,840,061
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27	305	299,556
Choice Hotels International Inc., 3.70%, 12/01/29	105	97,871
Fortune Star BVI Ltd.
5.00%, 05/18/26(d)	400	384,845
5.05%, 01/27/27(d)	200	188,256
Full House Resorts Inc., 8.25%, 02/15/28(b)	140	141,211
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(b)	200	206,271
Gohl Capital Ltd., 4.25%, 01/24/27(d)	400	390,062
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(b)	200	186,925
4.88%, 01/15/30	300	290,536
5.75%, 05/01/28(b)	155	155,359
5.88%, 04/01/29(b)	165	166,153
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	275	261,845
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	215	213,785
Hyatt Hotels Corp.
4.38%, 09/15/28	125	122,143
4.85%, 03/15/26	193	193,134
5.25%, 06/30/29	200	200,632
5.75%, 01/30/27	50	50,823
Las Vegas Sands Corp.
3.50%, 08/18/26	345	336,652
3.90%, 08/08/29	330	307,168
5.90%, 06/01/27	100	101,325
6.00%, 08/15/29	100	101,327
Marriott International Inc./MD
4.88%, 05/15/29	150	149,726
4.90%, 04/15/29	245	244,810
5.00%, 10/15/27	635	639,741
5.45%, 09/15/26	50	50,575
5.55%, 10/15/28	190	194,069
Series AA, 4.65%, 12/01/28	15	14,890
Series R, 3.13%, 06/15/26	65	63,668
Series X, 4.00%, 04/15/28	25	24,394
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)	150	140,933
4.75%, 01/15/28(c)	120	115,730

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Melco Resorts Finance Ltd.
5.25%, 04/26/26(d)	$200	$198,533
5.38%, 12/04/29(b)	345	316,648
5.63%, 07/17/27(d)	200	195,292
5.75%, 07/21/28(b)	250	239,142
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	260	254,526
5.88%, 05/15/26(b)	235	234,898
MGM Resorts International
4.63%, 09/01/26	135	133,633
4.75%, 10/15/28	220	213,462
5.50%, 04/15/27	219	219,272
6.13%, 09/15/29	250	250,068
Minor International PCL, 2.70%, (5-year CMT + 7.918%)(a)(d)(f)	200	193,542
Sands China Ltd.
2.30%, 03/08/27	250	234,977
2.85%, 03/08/29	200	179,586
5.40%, 08/08/28	460	458,912
Station Casinos LLC, 4.50%, 02/15/28(b)	230	220,445
Studio City Co. Ltd., 7.00%, 02/15/27(b)	150	151,151
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	319,221
6.50%, 01/15/28(b)	160	155,992
Travel & Leisure Co.
4.50%, 12/01/29(b)	175	165,641
6.00%, 04/01/27	135	136,048
6.60%, 10/01/25	83	83,238
6.63%, 07/31/26(b)	205	208,114
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	175	168,107
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	268	266,241
Wynn Macau Ltd.
5.13%, 12/15/29(b)	275	256,044
5.50%, 10/01/27(b)	245	239,775
5.63%, 08/26/28(b)	425	410,261
		12,137,184
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	30	29,404
AGCO Corp., 5.45%, 03/21/27	185	187,019
ATS Corp., 4.13%, 12/15/28(b)	100	93,326
BWX Technologies Inc.
4.13%, 06/30/28(b)	125	118,750
4.13%, 04/15/29(b)	125	117,739
Caterpillar Financial Services Corp.
0.90%, 03/02/26	70	67,426
1.10%, 09/14/27	200	184,268
1.15%, 09/14/26	269	255,429
1.70%, 01/08/27	280	265,746
2.40%, 08/09/26	20	19,404
3.60%, 08/12/27	395	386,906
4.35%, 05/15/26	485	485,006
4.38%, 08/16/29	175	172,776
4.40%, 10/15/27	150	149,445
4.45%, 10/16/26	135	135,079
4.50%, 01/07/27(c)	75	75,194
4.50%, 01/08/27	215	215,514
4.60%, 11/15/27	175	175,415
4.70%, 11/15/29	345	344,630
4.80%, 01/08/30	75	75,267
4.85%, 02/27/29	150	151,177
Security	Par (000)	Value
Machinery (continued)
5.00%, 05/14/27	$125	$126,434
5.05%, 02/27/26	215	216,513
Caterpillar Inc., 2.60%, 09/19/29	140	127,995
Chart Industries Inc., 7.50%, 01/01/30(b)	435	454,297
CNH Industrial Capital LLC
1.45%, 07/15/26	210	200,319
4.50%, 10/08/27	60	59,547
4.55%, 04/10/28	280	276,979
5.10%, 04/20/29	150	150,621
5.50%, 01/12/29	110	111,879
CNH Industrial NV, 3.85%, 11/15/27	135	131,689
Deere & Co., 5.38%, 10/16/29	105	108,477
Dover Corp., 2.95%, 11/04/29	85	77,892
Esab Corp., 6.25%, 04/15/29(b)	165	167,390
GrafTech Finance Inc., 4.63%, 12/23/29(b)(c)	160	112,713
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(b)	140	119,999
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	340	356,319
IDEX Corp., 4.95%, 09/01/29	105	104,822
Ingersoll Rand Inc.
5.18%, 06/15/29	220	221,995
5.20%, 06/15/27	185	187,112
5.40%, 08/14/28	175	178,032
John Deere Capital Corp.
1.05%, 06/17/26	105	100,350
1.30%, 10/13/26	315	299,230
1.50%, 03/06/28	20	18,262
1.70%, 01/11/27	15	14,240
1.75%, 03/09/27	110	103,927
2.25%, 09/14/26	50	48,285
2.35%, 03/08/27	390	373,310
2.45%, 01/09/30	150	135,297
2.65%, 06/10/26	55	53,797
2.80%, 09/08/27	150	143,950
2.80%, 07/18/29	150	139,000
3.05%, 01/06/28	40	38,457
3.35%, 04/18/29	200	190,337
3.45%, 03/07/29	200	190,628
4.15%, 09/15/27	420	416,294
4.20%, 07/15/27	125	124,266
4.50%, 01/08/27	310	310,851
4.50%, 01/16/29	300	297,943
4.65%, 01/07/28(c)	100	100,549
4.75%, 06/08/26	230	231,058
4.75%, 01/20/28	505	509,123
4.85%, 03/05/27	140	141,050
4.85%, 06/11/29	215	216,157
4.85%, 10/11/29	100	100,815
4.90%, 06/11/27	300	302,550
4.90%, 03/03/28	81	81,755
4.95%, 03/06/26	130	130,745
4.95%, 07/14/28	600	607,456
5.15%, 09/08/26	100	101,144
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	158	166,749
Mueller Water Products Inc., 4.00%, 06/15/29(b)	140	130,548
Nordson Corp.
4.50%, 12/15/29	150	146,115
5.60%, 09/15/28	70	71,652
nVent Finance SARL, 4.55%, 04/15/28	210	207,379

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Oshkosh Corp., 4.60%, 05/15/28	$30	$29,676
Otis Worldwide Corp.
2.29%, 04/05/27	100	95,045
5.25%, 08/16/28	240	243,349
Rockwell Automation Inc., 3.50%, 03/01/29	120	114,424
Terex Corp., 5.00%, 05/15/29(b)	175	168,402
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)	150	151,029
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(b)	475	469,703
Vertiv Group Corp., 4.13%, 11/15/28(b)	275	261,186
Weir Group PLC (The), 2.20%, 05/13/26(b)	295	284,674
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	336	328,280
4.70%, 09/15/28	364	360,907
Xylem Inc./New York
1.95%, 01/30/28	135	124,467
3.25%, 11/01/26	47	45,890
		16,116,245
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	162	156,108
2.38%, 08/26/29	295	266,044
2.88%, 10/15/27	405	387,454
3.38%, 03/01/29	225	213,120
3.63%, 09/14/28	140	135,564
Amsted Industries Inc., 5.63%, 07/01/27(b)	155	154,046
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	187,430
Carlisle Companies Inc., 3.75%, 12/01/27	220	214,096
Eaton Corp.
3.10%, 09/15/27	260	251,008
4.35%, 05/18/28	120	119,101
Enpro Inc., 5.75%, 10/15/26	110	109,918
FXI Holdings Inc.
12.25%, 11/15/26(b)	168	161,308
12.25%, 11/15/26(b)	245	234,923
Hillenbrand Inc.
5.00%, 09/15/26	145	144,104
6.25%, 02/15/29	145	146,523
Illinois Tool Works Inc., 2.65%, 11/15/26	183	178,051
LSB Industries Inc., 6.25%, 10/15/28(b)	151	148,666
Parker-Hannifin Corp.
3.25%, 03/01/27	10	9,740
3.25%, 06/14/29	305	286,030
4.25%, 09/15/27	585	579,504
4.50%, 09/15/29	310	306,654
Pentair Finance SARL, 4.50%, 07/01/29	105	102,612
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	665	642,356
2.35%, 10/15/26(b)	545	526,418
3.40%, 03/16/27(b)	430	420,580
6.13%, 08/17/26(b)	610	625,526
Sunny Optical Technology Group Co. Ltd., 5.95%, 07/17/26(d)	200	202,435
Teledyne Technologies Inc.
1.60%, 04/01/26	170	164,024
2.25%, 04/01/28	105	97,010
Textron Inc.
3.38%, 03/01/28	25	23,838
3.65%, 03/15/27	175	170,746
3.90%, 09/17/29	100	95,305
Security	Par (000)	Value
Manufacturing (continued)
Trinity Industries Inc., 7.75%, 07/15/28(b)	$152	$157,981
		7,618,223
Media — 0.8%
AMC Networks Inc.
4.25%, 02/15/29	310	245,608
10.25%, 01/15/29(b)	275	293,521
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/28(b)	62	33,930
Belo Corp.
7.25%, 09/15/27	90	92,852
7.75%, 06/01/27	133	137,653
Block Communications Inc., 4.88%, 03/01/28(b)	95	88,893
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(b)	770	749,774
5.13%, 05/01/27(b)	960	942,210
5.38%, 06/01/29(b)	410	396,443
5.50%, 05/01/26(b)	223	222,450
6.38%, 09/01/29(b)	460	460,063
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29(c)	380	337,085
3.75%, 02/15/28	375	359,316
4.20%, 03/15/28	422	409,235
5.05%, 03/30/29	400	392,817
6.10%, 06/01/29	455	465,595
6.15%, 11/10/26	405	412,906
Comcast Corp.
2.35%, 01/15/27	459	440,052
3.15%, 03/01/26	833	821,345
3.15%, 02/15/28	600	573,815
3.30%, 02/01/27	421	411,213
3.30%, 04/01/27	285	277,301
3.55%, 05/01/28	227	218,814
4.15%, 10/15/28	1,245	1,219,684
4.55%, 01/15/29	305	302,386
5.10%, 06/01/29	235	238,129
5.35%, 11/15/27	231	235,542
Cox Communications Inc.
3.35%, 09/15/26(b)	465	454,534
3.50%, 08/15/27(b)	127	122,887
5.45%, 09/15/28(b)	255	258,572
CSC Holdings LLC
5.38%, 02/01/28(b)	305	267,983
5.50%, 04/15/27(b)	380	351,967
5.75%, 01/15/30(b)	670	391,786
6.50%, 02/01/29(b)	505	431,344
7.50%, 04/01/28(b)	310	228,997
11.25%, 05/15/28(b)	305	302,293
11.75%, 01/31/29(b)	615	612,144
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	1,110	1,098,756
Discovery Communications LLC
3.95%, 03/20/28	450	429,099
4.13%, 05/15/29	230	215,224
4.90%, 03/11/26	225	224,673
DISH DBS Corp.
5.25%, 12/01/26(b)	860	794,687
5.75%, 12/01/28(b)	770	667,807
7.38%, 07/01/28	300	215,080
7.75%, 07/01/26	620	542,055
5.13%, 06/01/29	450	295,826

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
DISH Network Corp., 11.75%, 11/15/27(b)	$1,100	$1,161,500
FactSet Research Systems Inc., 2.90%, 03/01/27	200	192,420
Fox Corp., 4.71%, 01/25/29	505	500,333
GCI LLC, 4.75%, 10/15/28(b)	180	169,777
Gray Television Inc.
7.00%, 05/15/27(b)(c)	237	232,211
10.50%, 07/15/29(b)(c)	375	392,390
iHeartCommunications Inc.
9.13%, 05/01/29(b)	252	220,350
10.88%, 05/01/30(b)	216	151,294
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	215	174,639
6.75%, 10/15/27(b)	390	356,978
McGraw-Hill Education Inc.
5.75%, 08/01/28(b)	265	260,881
8.00%, 08/01/29(b)	200	203,467
News Corp., 3.88%, 05/15/29(b)	300	280,160
Nexstar Media Inc.
4.75%, 11/01/28(b)	330	311,568
5.63%, 07/15/27(b)	510	503,054
Paramount Global
2.90%, 01/15/27	94	90,121
3.38%, 02/15/28	285	269,971
3.70%, 06/01/28	84	79,688
4.20%, 06/01/29	185	175,278
6.25%, 02/28/57(a)	195	186,202
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)	305	297,554
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(b)	295	261,919
6.50%, 09/15/28(b)	200	132,734
Scripps Escrow II Inc., 3.88%, 01/15/29(b)	160	116,814
Scripps Escrow Inc., 5.88%, 07/15/27(b)	135	113,107
Sinclair Television Group Inc., 5.13%, 02/15/27(b)	100	95,177
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	307	297,470
4.00%, 07/15/28(b)	620	579,602
5.00%, 08/01/27(b)	430	422,721
5.50%, 07/01/29(b)	380	370,238
TCI Communications Inc.
7.13%, 02/15/28	45	48,008
7.88%, 02/15/26	50	51,670
TEGNA Inc.
4.63%, 03/15/28	320	306,287
4.75%, 03/15/26(b)	185	183,883
5.00%, 09/15/29	300	281,768
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(d)	200	181,314
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	192,873
Townsquare Media Inc., 6.88%, 02/01/26(b)(c)	170	169,744
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	290	278,891
2.95%, 06/15/27	290	280,529
3.00%, 02/13/26	245	241,590
Univision Communications Inc.
4.50%, 05/01/29(b)	335	305,219
6.63%, 06/01/27(b)	455	455,094
8.00%, 08/15/28(b)	420	429,235
Urban One Inc., 7.38%, 02/01/28(b)	205	114,094
Videotron Ltd.
3.63%, 06/15/29(b)	110	102,230
Security	Par (000)	Value
Media (continued)
5.13%, 04/15/27(b)	$240	$239,112
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(b)	420	402,149
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	165	157,568
Walt Disney Co. (The)
2.00%, 09/01/29	565	503,120
2.20%, 01/13/28	490	459,892
3.38%, 11/15/26	105	103,062
3.70%, 03/23/27	265	260,846
		33,032,142
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(b)	120	118,421
Park-Ohio Industries Inc., 6.63%, 04/15/27	130	128,248
Roller Bearing Co of America Inc., 4.38%, 10/15/29(b)	150	141,408
Timken Co. (The), 4.50%, 12/15/28	120	118,267
		506,344
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	250	234,978
5.50%, 12/15/27(b)	250	249,208
6.13%, 05/15/28(b)	175	175,800
Anglo American Capital PLC
3.88%, 03/16/29(d)	200	190,201
4.00%, 09/11/27(b)	20	19,473
4.50%, 03/15/28(b)	390	383,993
4.75%, 04/10/27(b)	235	233,526
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	200	185,601
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	399	399,507
4.88%, 02/27/26	380	381,335
5.10%, 09/08/28	345	348,938
5.25%, 09/08/26	370	374,057
6.42%, 03/01/26	35	35,681
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26(d)	300	288,100
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26(d)	400	386,351
2.95%, 02/24/27(d)	200	192,646
4.75%, 02/14/28(d)	200	198,977
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(d)	200	198,462
Coeur Mining Inc., 5.13%, 02/15/29(b)	100	96,912
Compass Minerals International Inc., 6.75%, 12/01/27(b)(c)	175	173,707
Constellium SE, 3.75%, 04/15/29(b)	150	136,748
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(d)	400	357,161
3.63%, 08/01/27(d)	600	578,046
Endeavour Mining PLC, 5.00%, 10/14/26(d)	200	195,163
First Quantum Minerals Ltd.
6.88%, 10/15/27(d)	400	399,452
9.38%, 03/01/29(d)	400	423,188
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(b)	225	218,498
Freeport Indonesia PT, 4.76%, 04/14/27(d)	200	198,603
Freeport-McMoRan Inc.
4.13%, 03/01/28	245	238,276

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.38%, 08/01/28	$175	$170,681
5.25%, 09/01/29	5	5,014
Glencore Funding LLC
1.63%, 04/27/26(b)	250	240,739
3.88%, 10/27/27(b)	110	107,143
4.00%, 03/27/27(b)	410	403,139
4.88%, 03/12/29(b)	10	9,931
5.34%, 04/04/27(b)	175	176,844
5.37%, 04/04/29(b)	380	384,003
5.40%, 05/08/28(b)	450	455,728
6.13%, 10/06/28(b)	180	186,512
Hecla Mining Co., 7.25%, 02/15/28	165	167,183
Hudbay Minerals Inc.
4.50%, 04/01/26(d)	300	296,459
6.13%, 04/01/29(d)	175	175,230
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.53%, 11/15/28(d)	200	208,977
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)	200	201,276
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(b)	95	95,133
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)	170	163,713
Kinross Gold Corp., 4.50%, 07/15/27	90	88,868
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(d)	200	198,137
New Gold Inc., 7.50%, 07/15/27(b)	144	144,866
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)(c)	52	50,614
Newmont Corp., 2.80%, 10/01/29	255	233,450
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 03/15/26	20	20,197
Novelis Corp.
3.25%, 11/15/26(b)	265	256,122
4.75%, 01/30/30(b)	100	93,995
Novelis Inc., 6.88%, 01/30/30(b)	140	143,301
Perenti Finance Pty Ltd.
6.50%, 10/07/25(b)	40	40,374
7.50%, 04/26/29(b)	60	62,549
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	289,975
SDG Finance Ltd., 2.80%, 08/25/26(d)	200	191,846
Stillwater Mining Co.
4.00%, 11/16/26(d)	200	189,527
4.50%, 11/16/29(d)	200	168,394
Vedanta Resources Finance II PLC
9.25%, 04/23/26(d)	200	200,952
10.88%, 09/17/29(d)	400	416,864
WE Soda Investments Holding PLC, 9.50%, 10/06/28(d)	200	205,996
		13,936,320
Multi-National — 0.2%
African Development Bank, 4.13%, 02/25/27	685	682,479
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,175	1,165,169
Dexia SA
4.50%, 03/19/27(b)(c)	625	624,376
4.75%, 01/24/30(b)	250	249,933
ICDPS Sukuk Ltd., 4.95%, 02/14/29(d)	200	198,397
International Bank for Reconstruction & Development, 4.50%, 06/26/28	25	24,814
International Development Association
0.88%, 04/28/26(b)	45	43,123
4.88%, 11/01/28(b)(c)	865	880,064
Security	Par (000)	Value
Multi-National (continued)
International Finance Facility for Immunisation Co., 1.00%, 04/21/26(d)	$20	$19,160
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(d)	200	194,508
4.60%, 03/14/28(d)	2,300	2,305,418
New Development Bank (The), 1.13%, 04/27/26(d)	500	476,422
		6,863,863
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	361	347,192
3.25%, 02/15/29	185	171,875
3.28%, 12/01/28	100	93,649
4.25%, 04/01/28	345	336,411
Pitney Bowes Inc.
6.88%, 03/15/27(b)(c)	120	120,554
7.25%, 03/15/29(b)	105	105,262
Xerox Holdings Corp.
5.50%, 08/15/28(b)	230	196,038
8.88%, 11/30/29(b)	155	135,835
		1,506,816
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	100	98,362
Steelcase Inc., 5.13%, 01/18/29	150	144,619
		242,981
Oil & Gas — 1.3%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(d)	200	194,153
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	310	317,966
Aker BP ASA
3.75%, 01/15/30(b)	250	233,165
5.60%, 06/13/28(b)	150	152,706
Antero Resources Corp., 7.63%, 02/01/29(b)	195	199,982
APA Corp., 4.38%, 10/15/28(b)	65	61,921
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(b)	125	123,050
8.25%, 12/31/28(b)	200	204,053
Azule Energy Finance PLC, 8.13%, 01/23/30(b)	400	404,679
Bapco Energies BSC Closed, 8.38%, 11/07/28(d)	200	212,264
Bapco Energies BSCC, 7.50%, 10/25/27(d)	200	205,461
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(d)	371	370,248
BP Capital Markets America Inc.
3.02%, 01/16/27	265	257,442
3.12%, 05/04/26	312	306,842
3.41%, 02/11/26	372	368,126
3.54%, 04/06/27	180	176,202
3.59%, 04/14/27	215	210,459
3.94%, 09/21/28	165	160,540
4.23%, 11/06/28	619	607,893
4.70%, 04/10/29	380	378,447
4.87%, 11/25/29	225	225,185
4.97%, 10/17/29	220	221,410
5.02%, 11/17/27	375	379,214
BP Capital Markets PLC
3.28%, 09/19/27	524	506,955
3.72%, 11/28/28	265	255,470
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	197,626

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
California Resources Corp.
7.13%, 02/01/26(b)(c)	$78	$78,011
8.25%, 06/15/29(b)	265	272,649
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(b)(c)	120	118,139
9.75%, 07/15/28(b)(c)	110	107,710
Canacol Energy Ltd., 5.75%, 11/24/28(d)	200	118,754
Canadian Natural Resources Ltd.
3.85%, 06/01/27	457	447,504
5.00%, 12/15/29(b)	120	118,639
Cenovus Energy Inc., 4.25%, 04/15/27	250	246,500
Chevron Corp.
2.00%, 05/11/27	450	427,038
2.95%, 05/16/26	265	260,490
Chevron USA Inc.
1.02%, 08/12/27	195	179,357
3.25%, 10/15/29	145	136,572
3.85%, 01/15/28	46	45,414
Chord Energy Corp., 6.38%, 06/01/26(b)	155	155,112
Civitas Resources Inc.
5.00%, 10/15/26(b)	152	151,149
8.38%, 07/01/28(b)	415	434,252
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	396,645
CNX Resources Corp., 6.00%, 01/15/29(b)	150	148,671
Comstock Resources Inc.
5.88%, 01/15/30(b)	290	274,465
6.75%, 03/01/29(b)	495	486,919
ConocoPhillips Co.
4.70%, 01/15/30	375	371,770
6.95%, 04/15/29	150	162,211
Continental Resources Inc./OK
2.27%, 11/15/26(b)	337	321,112
4.38%, 01/15/28	285	278,298
Cosan Luxembourg SA, 5.50%, 09/20/29(d)	200	191,030
Coterra Energy Inc.
3.90%, 05/15/27	77	75,361
4.38%, 03/15/29	110	106,990
Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	335	350,678
CVR Energy Inc.
5.75%, 02/15/28(b)	135	127,359
8.50%, 01/15/29(b)	200	195,989
Devon Energy Corp.
5.25%, 10/15/27	135	135,145
5.88%, 06/15/28	50	50,165
Diamondback Energy Inc.
3.25%, 12/01/26	306	298,214
3.50%, 12/01/29	105	98,106
5.15%, 01/30/30	250	250,915
5.20%, 04/18/27	260	262,559
Ecopetrol SA, 8.63%, 01/19/29	400	424,184
Empresa Nacional del Petroleo, 5.25%, 11/06/29(d)	200	197,068
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(b)	250	256,959
Energian Israel Finance Ltd.
4.88%, 03/30/26(b)	200	198,279
5.38%, 03/30/28(b)	300	287,110
Eni SpA
4.25%, 05/09/29(b)	345	334,747
Series X-R, 4.75%, 09/12/28(b)	250	248,397
EnQuest PLC, 11.63%, 11/01/27(b)	100	101,161
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp.
3.13%, 05/15/26(b)	$214	$209,051
3.90%, 10/01/27	480	467,229
5.00%, 01/15/29	110	109,293
5.70%, 04/01/28	55	56,021
Equinor ASA
3.00%, 04/06/27	175	170,083
3.63%, 09/10/28	790	764,189
6.50%, 12/01/28(b)	70	74,282
7.25%, 09/23/27	150	160,771
Expand Energy Corp.
5.38%, 02/01/29	320	316,426
5.88%, 02/01/29(b)	185	184,544
6.75%, 04/15/29(b)	295	298,049
Exxon Mobil Corp.
2.28%, 08/16/26	217	210,250
2.44%, 08/16/29(c)	385	352,317
3.04%, 03/01/26	717	706,866
3.29%, 03/19/27	441	432,640
Geopark Ltd., 8.75%, 01/31/30(b)	400	397,481
Global Marine Inc., 7.00%, 06/01/28(c)	80	75,730
Gran Tierra Energy Inc., 9.50%, 10/15/29(d)	200	189,559
Greenfire Resources Ltd., 12.00%, 10/01/28(b)(c)	84	90,157
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	175	178,257
Harbour Energy PLC, 5.50%, 10/15/26(b)	150	149,456
Helmerich & Payne Inc.
4.65%, 12/01/27(b)(c)	100	98,998
4.85%, 12/01/29(b)(c)	105	102,028
Hess Corp.
4.30%, 04/01/27	417	412,816
7.88%, 10/01/29	16	17,779
HF Sinclair Corp.
5.00%, 02/01/28	120	119,175
6.38%, 04/15/27(c)	74	75,063
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	200	194,271
6.25%, 11/01/28(b)	200	198,633
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	195,433
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	200	204,515
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)	25	25,104
Korea National Oil Corp., 2.63%, 04/14/26(d)	400	389,939
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	135	132,962
Leviathan Bond Ltd., 6.50%, 06/30/27(b)	200	197,300
Marathon Petroleum Corp.
3.80%, 04/01/28	315	305,405
5.13%, 12/15/26	100	100,581
Matador Resources Co., 6.88%, 04/15/28(b)	175	178,143
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(d)	250	264,985
MEG Energy Corp., 5.88%, 02/01/29(b)	200	196,797
Nabors Industries Inc.
7.38%, 05/15/27(b)	240	241,766
9.13%, 01/31/30(b)	190	197,370
Nabors Industries Ltd., 7.50%, 01/15/28(b)	130	125,638
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(d)	200	203,550
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(d)	200	194,866
Northern Oil & Gas Inc., 8.13%, 03/01/28(b)	223	227,079
Occidental Petroleum Corp.
5.00%, 08/01/27	245	245,284
5.20%, 08/01/29	435	432,896
5.55%, 03/15/26	295	296,451

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.38%, 09/01/28	$100	$103,625
8.50%, 07/15/27	225	239,913
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	195,865
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	200	196,404
OQ SAOC, 5.13%, 05/06/28(d)	200	196,730
Ovintiv Inc., 5.65%, 05/15/28	285	289,407
Parkland Corp.
4.50%, 10/01/29(b)	240	225,089
5.88%, 07/15/27(b)	175	174,510
Patterson-UTI Energy Inc.
3.95%, 02/01/28	200	192,043
5.15%, 11/15/29(c)	40	39,207
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28	279	274,695
Permian Resources Operating LLC
5.88%, 07/01/29(b)	225	223,451
8.00%, 04/15/27(b)	190	194,516
Pertamina Persero PT
1.40%, 02/09/26(d)	400	386,138
3.65%, 07/30/29(d)	200	188,627
Petrobras Global Finance BV, 6.00%, 01/27/28	500	506,322
Petroleos Mexicanos
5.35%, 02/12/28	600	546,586
6.49%, 01/23/27	570	551,536
6.50%, 03/13/27	1,190	1,148,278
6.50%, 01/23/29(c)	400	371,257
6.84%, 01/23/30	700	633,297
6.88%, 08/04/26	850	835,479
8.75%, 06/02/29(c)	500	495,972
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(d)(f)	200	198,701
Petronas Energy Canada Ltd., 2.11%, 03/23/28(d)	200	183,708
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(d)	200	199,795
Phillips 66
1.30%, 02/15/26	225	217,490
3.90%, 03/15/28	335	326,350
Phillips 66 Co.
3.55%, 10/01/26	148	145,466
3.75%, 03/01/28	60	58,253
4.95%, 12/01/27	250	251,766
Pioneer Natural Resources Co., 5.10%, 03/29/26	405	407,841
Precision Drilling Corp.
6.88%, 01/15/29(b)	130	131,155
7.13%, 01/15/26(b)	82	82,102
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(d)	200	189,694
Puma International Financing SA, 7.75%, 04/25/29(b)	200	202,887
Qatar Energy, 1.38%, 09/12/26(d)	600	568,409
QatarEnergy LNG S3
5.84%, 09/30/27(b)	137	138,570
6.33%, 09/30/27(b)	117	118,911
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	199,941
Range Resources Corp., 8.25%, 01/15/29	200	205,576
Reliance Industries Ltd., 3.67%, 11/30/27(d)	250	241,915
SA Global Sukuk Ltd.
1.60%, 06/17/26(d)	600	574,388
4.25%, 10/02/29(d)	600	579,373
Santos Finance Ltd., 5.25%, 03/13/29(d)	300	297,016
Saturn Oil & Gas Inc., 9.63%, 06/15/29(b)	180	180,069
Security	Par (000)	Value
Oil & Gas (continued)
Saudi Arabian Oil Co., 3.50%, 04/16/29(d)	$800	$752,947
SEPLAT Energy PLC, 7.75%, 04/01/26(d)	200	199,371
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(d)	400	356,575
Shell Finance U.S. Inc., 2.38%, 11/07/29	250	225,253
Shell International Finance BV
2.50%, 09/12/26	490	475,417
2.88%, 05/10/26	287	281,566
3.88%, 11/13/28	470	457,920
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)	200	185,146
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	600	582,403
Sinopec Group Overseas Development 2018 Ltd.
2.95%, 11/12/29(d)	400	372,942
4.25%, 09/12/28(d)	600	593,736
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)	200	207,675
SM Energy Co.
6.50%, 07/15/28	120	120,202
6.63%, 01/15/27	135	134,938
6.75%, 09/15/26	140	140,099
6.75%, 08/01/29(b)	220	220,268
Strathcona Resources Ltd., 6.88%, 08/01/26(b)	175	175,618
Sunoco LP, 7.00%, 05/01/29(b)	210	217,219
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	250	238,353
5.88%, 03/15/28	150	150,144
6.00%, 04/15/27	210	209,657
7.00%, 09/15/28(b)	170	174,888
Talos Production Inc., 9.00%, 02/01/29(b)	195	202,865
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(d)	200	194,795
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	200	189,989
TotalEnergies Capital International SA
2.83%, 01/10/30	350	320,549
3.46%, 02/19/29	405	387,228
TotalEnergies Capital SA, 3.88%, 10/11/28	280	272,902
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	100	102,432
Transocean Inc.
8.00%, 02/01/27(b)	171	171,000
8.25%, 05/15/29(b)	270	271,238
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)	105	105,039
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	175	179,221
Trident Energy Finance PLC, 12.50%, 11/30/29(d)	200	210,646
Tullow Oil PLC, 10.25%, 05/15/26(d)	361	328,676
Valero Energy Corp.
2.15%, 09/15/27	165	154,564
3.40%, 09/15/26	60	58,779
4.00%, 04/01/29	100	96,101
4.35%, 06/01/28	65	63,936
Var Energi ASA
5.00%, 05/18/27(b)	200	199,973
7.50%, 01/15/28(b)	320	338,566
Viper Energy Inc., 5.38%, 11/01/27(b)	150	149,086
W&T Offshore Inc., 10.75%, 02/01/29(b)	105	104,982
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	190	188,218
Woodside Finance Ltd.
3.70%, 09/15/26(b)(c)	320	313,829
3.70%, 03/15/28(b)	190	181,858
4.50%, 03/04/29(b)	445	432,335

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
YPF SA, 6.95%, 07/21/27(d)	$201	$202,146
		53,828,347
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	270	271,286
6.88%, 04/01/27(b)	96	96,001
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	300	286,649
3.14%, 11/07/29	105	97,425
3.34%, 12/15/27	475	458,939
Bristow Group Inc., 6.88%, 03/01/28(b)	130	130,858
Enerflex Ltd., 9.00%, 10/15/27(b)	194	201,564
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(b)	100	107,033
KLX Energy Services Holdings Inc., 11.50%, 11/01/25(b)	75	74,908
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	260	267,763
NOV Inc., 3.60%, 12/01/29	25	23,351
Oceaneering International Inc.
6.00%, 02/01/28	100	100,002
6.00%, 02/01/28(c)	75	74,289
Schlumberger Holdings Corp.
3.90%, 05/17/28(b)	105	102,269
4.30%, 05/01/29(b)	210	205,059
5.00%, 05/29/27(b)	180	181,255
5.00%, 11/15/29(b)	100	100,330
Schlumberger Investment SA, 4.50%, 05/15/28	520	518,007
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)	160	160,453
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	230	231,740
7.13%, 03/15/29(b)	305	312,285
Viridien, 8.75%, 04/01/27(b)	160	161,462
Welltec International ApS, 8.25%, 10/15/26(b)	70	71,148
		4,234,076
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	160	157,602
4.50%, 05/15/28	105	103,447
Amcor Group Finance PLC, 5.45%, 05/23/29	167	168,900
ARD Finance SA, 6.50%, 06/30/27, (7.25% PIK)(b)(e)	301	17,063
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	180,878
4.00%, 09/01/29(b)	300	261,742
6.00%, 06/15/27(b)	200	199,002
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(b)	375	329,132
5.25%, 08/15/27(b)	570	312,342
Ball Corp.
4.88%, 03/15/26	75	74,864
6.00%, 06/15/29	300	303,191
6.88%, 03/15/28	250	256,585
Berry Global Inc.
1.65%, 01/15/27	246	231,355
Security	Par (000)	Value
Packaging & Containers (continued)
4.50%, 02/15/26(b)	$125	$123,981
4.88%, 07/15/26(b)	143	142,692
5.50%, 04/15/28	150	151,631
5.63%, 07/15/27(b)	185	185,221
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(d)	200	180,507
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(b)	145	141,994
CCL Industries Inc., 3.25%, 10/01/26(b)	5	4,875
Clearwater Paper Corp., 4.75%, 08/15/28(b)	100	94,763
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(b)	150	151,488
6.88%, 01/15/30(b)	150	152,681
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	155	152,840
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	250	249,267
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	111	114,711
Graham Packaging Co. Inc., 7.13%, 08/15/28(b)	170	169,120
Graphic Packaging International LLC
1.51%, 04/15/26(b)	202	193,227
3.50%, 03/15/28(b)	145	136,712
3.50%, 03/01/29(b)	100	92,218
4.75%, 07/15/27(b)	125	122,721
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)	225	223,901
Iris Holdings Inc., 10.00%, 12/15/28(b)	125	115,619
Klabin Austria GmbH, 5.75%, 04/03/29(d)	200	198,246
LABL Inc.
5.88%, 11/01/28(b)	150	132,859
8.25%, 11/01/29(b)	135	114,894
9.50%, 11/01/28(b)	115	113,280
10.50%, 07/15/27(b)(c)	230	226,318
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(b)	810	825,989
9.25%, 04/15/27(b)	435	443,264
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(b)	200	200,700
Packaging Corp. of America
3.00%, 12/15/29	35	31,978
3.40%, 12/15/27	155	149,442
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(b)	340	340,804
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(b)	145	145,450
Pactiv LLC, 8.38%, 04/15/27	60	63,180
Sealed Air Corp.
1.57%, 10/15/26(b)	244	230,402
4.00%, 12/01/27(b)	182	174,806
5.00%, 04/15/29(b)	130	125,944
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	240	242,224
Silgan Holdings Inc.
1.40%, 04/01/26(b)	192	183,756
4.13%, 02/01/28	190	182,642
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(b)	200	201,783
Sonoco Products Co.
2.25%, 02/01/27	255	242,122
4.45%, 09/01/26	100	99,375
4.60%, 09/01/29	160	156,482
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	200	220,858

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
TriMas Corp., 4.13%, 04/15/29(b)	$125	$115,732
Trivium Packaging Finance BV
5.50%, 08/15/26(b)	355	353,245
8.50%, 08/15/27(b)	215	215,189
WestRock MWV LLC, 8.20%, 01/15/30	100	113,457
WRKCo Inc.
3.38%, 09/15/27	20	19,288
3.90%, 06/01/28	395	382,423
4.00%, 03/15/28	10	9,734
4.90%, 03/15/29	160	159,455
		11,911,593
Pharmaceuticals — 1.0%
180 Medical Inc., 3.88%, 10/15/29(b)	100	92,459
AbbVie Inc.
2.95%, 11/21/26	1,202	1,170,300
3.20%, 05/14/26	585	575,930
3.20%, 11/21/29	1,610	1,500,879
4.25%, 11/14/28	615	606,738
4.80%, 03/15/27	710	713,949
4.80%, 03/15/29	815	816,341
AdaptHealth LLC
4.63%, 08/01/29(b)	155	142,316
6.13%, 08/01/28(b)(c)	125	122,845
Astrazeneca Finance LLC
1.20%, 05/28/26	399	382,849
1.75%, 05/28/28	460	419,601
4.80%, 02/26/27	345	347,581
4.85%, 02/26/29	355	356,462
4.88%, 03/03/28	365	367,872
AstraZeneca PLC
0.70%, 04/08/26	367	351,663
3.13%, 06/12/27	100	97,076
4.00%, 01/17/29	305	297,773
Bausch Health Americas Inc.
8.50%, 01/31/27(b)	205	175,253
9.25%, 04/01/26(b)	240	231,997
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	440	362,020
5.00%, 01/30/28(b)	135	92,079
5.00%, 02/15/29(b)	125	73,436
5.75%, 08/15/27(b)	160	140,706
6.13%, 02/01/27(b)	320	292,358
6.25%, 02/15/29(b)	245	151,256
7.00%, 01/15/28(b)	60	42,687
7.25%, 05/30/29(b)	100	63,518
11.00%, 09/30/28(b)	520	488,402
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)(c)	35	36,278
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	1,060	1,023,875
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	220	224,161
6.25%, 01/21/29(b)	275	282,012
Becton Dickinson & Co.
3.70%, 06/06/27	622	608,569
4.69%, 02/13/28	335	334,300
4.87%, 02/08/29	80	79,883
5.08%, 06/07/29	210	211,565
Bristol-Myers Squibb Co.
1.13%, 11/13/27	445	407,114
3.20%, 06/15/26	558	549,161
3.25%, 02/27/27	50	48,801
3.40%, 07/26/29	690	652,146
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 11/15/27	$215	$209,209
3.90%, 02/20/28	540	530,026
4.90%, 02/22/27	190	191,553
4.90%, 02/22/29	615	618,667
4.95%, 02/20/26	255	256,322
Cardinal Health Inc.
3.41%, 06/15/27	367	356,181
4.70%, 11/15/26	85	84,904
5.00%, 11/15/29	245	244,483
5.13%, 02/15/29	200	201,312
Cencora Inc.
3.45%, 12/15/27	40	38,630
4.63%, 12/15/27	60	59,804
4.85%, 12/15/29	140	139,145
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(b)	205	181,816
CVS Health Corp.
1.30%, 08/21/27	767	699,461
2.88%, 06/01/26	614	597,960
3.00%, 08/15/26	302	293,977
3.25%, 08/15/29	600	550,773
3.63%, 04/01/27	352	342,792
4.30%, 03/25/28	1,550	1,513,227
5.00%, 02/20/26	335	335,612
5.00%, 01/30/29	325	322,997
5.40%, 06/01/29	305	306,796
6.25%, 06/01/27	50	51,358
Elanco Animal Health Inc., 6.65%, 08/28/28	250	257,268
Eli Lilly & Co.
3.10%, 05/15/27	25	24,304
3.38%, 03/15/29	320	306,616
4.15%, 08/14/27	250	248,798
4.20%, 08/14/29	285	280,059
4.50%, 02/09/27	370	370,968
4.50%, 02/09/29	340	338,901
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	635	620,768
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	260	246,468
Grifols SA, 4.75%, 10/15/28(b)	230	212,845
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)	180	122,568
12.25%, 04/15/29(b)	245	257,151
Jazz Securities DAC, 4.38%, 01/15/29(b)	450	428,642
Johnson & Johnson
0.95%, 09/01/27	610	560,327
2.45%, 03/01/26	390	382,491
2.90%, 01/15/28	580	557,449
2.95%, 03/03/27	285	277,257
4.80%, 06/01/29	310	313,733
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(b)	145	154,067
McKesson Corp.
1.30%, 08/15/26	297	282,769
3.95%, 02/16/28	20	19,554
4.25%, 09/15/29	150	146,762
4.90%, 07/15/28	105	105,601
Merck & Co. Inc.
0.75%, 02/24/26	450	433,301
1.70%, 06/10/27	360	338,673
1.90%, 12/10/28	310	280,905
3.40%, 03/07/29	500	476,866

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.05%, 05/17/28	$185	$182,953
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	140	146,520
Mylan Inc., 4.55%, 04/15/28	205	201,355
Novartis Capital Corp.
2.00%, 02/14/27	460	438,904
3.10%, 05/17/27	405	393,375
3.80%, 09/18/29	230	222,234
Option Care Health Inc., 4.38%, 10/31/29(b)	150	140,244
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	625	592,666
Owens & Minor Inc., 4.50%, 03/31/29(b)	140	127,026
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, 9.00% Cash and 3.50% PIK or 12.00% Cash(b)	98	101,113
Pfizer Inc.
2.75%, 06/03/26	412	403,160
3.00%, 12/15/26	470	458,144
3.45%, 03/15/29	560	535,806
3.60%, 09/15/28(c)	320	310,643
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,000	999,884
4.45%, 05/19/28	1,210	1,204,145
Pharmacia LLC, 6.60%, 12/01/28	190	202,026
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	200	193,305
Sanofi SA, 3.63%, 06/19/28	15	14,571
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	421	412,324
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	450	452,608
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,100	1,065,764
4.75%, 05/09/27	300	294,789
5.13%, 05/09/29	200	195,897
6.75%, 03/01/28	400	411,254
7.88%, 09/15/29	200	216,087
Utah Acquisition Sub Inc., 3.95%, 06/15/26	772	761,035
Viatris Inc., 2.30%, 06/22/27	310	291,546
Zoetis Inc.
3.00%, 09/12/27	172	165,033
3.90%, 08/20/28	155	150,750
		42,391,488
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(d)	200	188,544
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	240	234,560
5.75%, 03/01/27(b)	230	230,018
5.75%, 01/15/28(b)	225	224,362
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26(b)	130	129,969
7.00%, 07/15/29(b)	135	138,708
Boardwalk Pipelines LP
4.45%, 07/15/27	210	207,739
4.80%, 05/03/29	150	148,460
5.95%, 06/01/26	65	65,791
Buckeye Partners LP
3.95%, 12/01/26	200	194,495
4.13%, 12/01/27	140	134,273
4.50%, 03/01/28(b)	175	168,905
6.75%, 02/01/30(b)	45	45,785
Security	Par (000)	Value
Pipelines (continued)
6.88%, 07/01/29(b)	$180	$184,382
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	255	239,613
5.13%, 06/30/27	452	454,618
Cheniere Energy Inc., 4.63%, 10/15/28	460	451,409
Cheniere Energy Partners LP, 4.50%, 10/01/29	525	509,397
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	150	148,250
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(b)	240	246,652
6.06%, 08/15/26(b)	175	177,432
DCP Midstream Operating LP
5.13%, 05/15/29	125	124,987
5.63%, 07/15/27	279	283,338
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(b)	130	130,386
8.63%, 03/15/29(b)	315	330,503
DT Midstream Inc., 4.13%, 06/15/29(b)	350	331,030
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	25	22,900
Enbridge Inc.
1.60%, 10/04/26	322	305,796
3.13%, 11/15/29	250	229,591
3.70%, 07/15/27	160	156,257
4.25%, 12/01/26	130	128,921
5.25%, 04/05/27	195	197,076
5.30%, 04/05/29	245	247,186
5.90%, 11/15/26	270	275,156
6.00%, 11/15/28	195	201,787
Energy Transfer LP
3.90%, 07/15/26	220	217,370
4.00%, 10/01/27	325	318,048
4.15%, 09/15/29	180	173,104
4.20%, 04/15/27	300	296,222
4.40%, 03/15/27	102	101,155
4.95%, 05/15/28	85	85,027
4.95%, 06/15/28	230	230,045
5.25%, 04/15/29	420	422,159
5.25%, 07/01/29	350	352,068
5.50%, 06/01/27	184	186,324
5.55%, 02/15/28	390	397,002
5.63%, 05/01/27(b)	575	575,404
6.00%, 02/01/29(b)	225	228,663
6.05%, 12/01/26	260	265,616
6.10%, 12/01/28	90	93,410
7.13%, 10/01/54, (5-year CMT + 2.829%)(a)	100	102,298
8.00%, 05/15/54, (5-year CMT + 4.020%)(a)	245	258,787
EnLink Midstream LLC
5.38%, 06/01/29	180	180,914
5.63%, 01/15/28(b)	183	185,312
EnLink Midstream Partners LP, 4.85%, 07/15/26	160	159,631
Enterprise Products Operating LLC
2.80%, 01/31/30	350	317,901
3.13%, 07/31/29	350	326,322
3.70%, 02/15/26	182	180,624
3.95%, 02/15/27	45	44,461
4.15%, 10/16/28	280	274,345
4.60%, 01/11/27	155	155,162
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	180	175,641

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	$425	$416,695
EQM Midstream Partners LP
4.50%, 01/15/29(b)	232	223,831
6.38%, 04/01/29(b)	170	173,039
6.50%, 07/01/27(b)	295	301,111
7.50%, 06/01/27(b)	150	153,763
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)	205	217,155
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	193	185,223
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	220	222,751
8.00%, 01/15/27	101	102,792
8.25%, 01/15/29	200	204,800
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	125	126,717
7.00%, 08/01/27	145	145,721
Harvest Midstream I LP, 7.50%, 09/01/28(b)	260	265,820
Hess Midstream Operations LP
5.13%, 06/15/28(b)	165	162,590
5.63%, 02/15/26(b)	238	238,089
6.50%, 06/01/29(b)	170	173,463
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)	175	184,649
ITT Holdings LLC, 6.50%, 08/01/29(b)	375	350,627
Kinder Morgan Inc.
1.75%, 11/15/26	200	190,061
4.30%, 03/01/28	550	541,479
5.00%, 02/01/29	375	374,552
5.10%, 08/01/29	190	190,208
Kinetik Holdings LP, 6.63%, 12/15/28(b)	265	271,153
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	120	130,500
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	210	206,801
MPLX LP
1.75%, 03/01/26	529	512,334
4.00%, 03/15/28	130	126,494
4.13%, 03/01/27	502	494,997
4.25%, 12/01/27	305	300,471
4.80%, 02/15/29	235	233,354
NFE Financing LLC, 12.00%, 11/15/29(b)	1,021	1,066,455
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	310	318,153
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	157	155,859
Northwest Pipeline LLC, 4.00%, 04/01/27	145	142,548
NuStar Logistics LP
5.63%, 04/28/27	190	190,289
6.00%, 06/01/26	170	171,051
ONEOK Inc.
3.40%, 09/01/29	200	186,315
4.00%, 07/13/27	85	83,476
4.25%, 09/24/27	330	325,454
4.35%, 03/15/29	210	204,514
4.40%, 10/15/29	185	179,660
4.55%, 07/15/28	365	360,629
5.00%, 03/01/26	165	165,358
5.55%, 11/01/26	310	313,654
5.65%, 11/01/28	230	235,017
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	$240	$224,047
4.50%, 12/15/26	145	144,257
Prairie Acquiror LP, 9.00%, 08/01/29(b)	125	129,298
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	200	192,056
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	165	158,387
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	50	48,668
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	500	489,525
5.00%, 03/15/27	582	583,780
5.88%, 06/30/26	471	475,499
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	270	269,086
5.03%, 10/01/29(b)	395	388,563
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	600	607,072
Spectra Energy Partners LP, 3.38%, 10/15/26	220	215,068
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	225	237,152
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	245	239,463
6.00%, 03/01/27(b)	160	159,522
7.38%, 02/15/29(b)	255	259,319
Targa Resources Corp.
5.20%, 07/01/27	332	334,888
6.15%, 03/01/29	345	358,621
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	160	159,510
6.50%, 07/15/27	240	241,475
6.88%, 01/15/29	105	107,342
TC PipeLines LP, 3.90%, 05/25/27	118	115,461
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	5	5,210
7.00%, 10/15/28	30	31,897
TransCanada PipeLines Ltd., 4.25%, 05/15/28	515	505,030
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	45	43,797
7.85%, 02/01/26	405	414,019
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26	100	99,406
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	160	157,517
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(d)	200	197,377
Valero Energy Partners LP, 4.50%, 03/15/28	375	372,129
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(b)	300	305,599
3.88%, 08/15/29(b)	375	346,947
Venture Global LNG Inc.
7.00%, 01/15/30(b)	425	434,538
8.13%, 06/01/28(b)	697	728,753
9.50%, 02/01/29(b)	905	1,008,669
Western Midstream Operating LP
4.50%, 03/01/28	25	24,518
4.65%, 07/01/26	225	224,287
4.75%, 08/15/28	180	177,271
6.35%, 01/15/29	210	217,439
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	100	99,749
Williams Companies Inc. (The)
3.75%, 06/15/27	567	554,140

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.80%, 11/15/29	$5	$4,952
4.90%, 03/15/29	420	418,187
5.30%, 08/15/28	265	268,118
5.40%, 03/02/26	290	291,901
		38,380,472
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26(b)	130	129,137
4.87%, 02/15/29(b)(c)	210	209,363
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	155	145,435
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	235	224,238
		708,173
Real Estate — 0.2%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	200	188,087
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(d)	200	206,018
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)	180	146,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	379,577
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(d)	200	200,910
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(d)	200	206,332
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	200	206,690
Aroundtown SA, 5.38%, 03/21/29(d)	200	192,101
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(d)	200	194,855
CBRE Services Inc.
4.88%, 03/01/26	235	235,172
5.50%, 04/01/29	100	101,694
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	200	196,741
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26(d)	200	190,018
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	190,256
CoreLogic Inc., 4.50%, 05/01/28(b)	235	219,801
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	195	196,612
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(d)	200	206,575
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	200	195,098
3.88%, 09/17/29(d)	200	188,552
Esic Sukuk Ltd., 5.83%, 02/14/29(d)	200	201,990
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(b)(g)	157	160,392
Franshion Brilliant Ltd.
3.20%, 04/09/26(d)	400	380,261
4.25%, 07/23/29(d)	200	168,061
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	335	326,746
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	175,822
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	280	291,595
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	200	183,764
5.38%, 08/01/28(b)	250	242,865
Hunt Companies Inc., 5.25%, 04/15/29(b)	200	191,777
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	188,802
Jones Lang LaSalle Inc., 6.88%, 12/01/28	145	153,666
Kennedy-Wilson Inc., 4.75%, 03/01/29	200	184,622
Longfor Group Holdings Ltd., 4.50%, 01/16/28(d)	200	160,049
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(d)(f)	200	205,341
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	200	194,407
Security	Par (000)	Value
Real Estate (continued)
3.95%, 01/24/29(b)	$200	$192,166
Nan Fung Treasury Ltd., 3.88%, 10/03/27(d)	200	190,681
Newmark Group Inc., 7.50%, 01/12/29	150	157,613
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	250	244,255
4.13%, 02/01/29(b)	315	303,029
Sinochem Offshore Capital Co. Ltd., 2.25%, 11/24/26(d)	400	381,931
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(d)	400	255,495
Wuhan Urban Construction Group Co. Ltd., 5.70%, 06/24/27(d)	200	202,305
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(d)	200	189,620
		9,368,344
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	100	91,114
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	55	49,498
3.80%, 04/15/26	59	58,330
3.95%, 01/15/27	5	4,927
3.95%, 01/15/28	373	363,674
American Homes 4 Rent LP
4.25%, 02/15/28	170	166,331
4.90%, 02/15/29	100	99,351
American Tower Corp.
1.45%, 09/15/26	257	243,907
1.50%, 01/31/28	175	158,940
1.60%, 04/15/26	284	273,585
2.75%, 01/15/27	194	186,605
2.90%, 01/15/30	200	180,760
3.13%, 01/15/27	240	232,512
3.38%, 10/15/26	247	241,659
3.55%, 07/15/27	109	105,894
3.60%, 01/15/28	90	86,963
3.65%, 03/15/27	327	319,376
3.80%, 08/15/29	500	474,174
3.95%, 03/15/29	150	143,833
4.40%, 02/15/26	195	194,148
5.00%, 01/31/30	130	129,360
5.20%, 02/15/29	140	140,762
5.25%, 07/15/28	190	191,872
5.50%, 03/15/28	445	452,152
5.80%, 11/15/28	255	262,273
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)	150	134,530
AvalonBay Communities Inc.
1.90%, 12/01/28	150	134,685
2.90%, 10/15/26	50	48,563
2.95%, 05/11/26	155	151,658
3.20%, 01/15/28	150	143,982
3.30%, 06/01/29	20	18,803
3.35%, 05/15/27	193	187,588
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	130	124,507
7.75%, 12/01/29(b)	130	133,933
Boston Properties LP
2.75%, 10/01/26	385	371,557
3.40%, 06/21/29	250	231,008
3.65%, 02/01/26	365	360,189
4.50%, 12/01/28	200	194,722
6.75%, 12/01/27	445	463,235

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP
3.95%, 11/15/27	$150	$142,052
4.55%, 10/01/29	105	95,426
8.30%, 03/15/28	124	130,544
8.88%, 04/12/29	120	128,215
Brixmor Operating Partnership LP
2.25%, 04/01/28	290	266,174
3.90%, 03/15/27	75	73,409
4.13%, 06/15/26	80	79,287
4.13%, 05/15/29	210	201,798
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	223	214,406
5.75%, 05/15/26(b)	271	268,772
Camden Property Trust
3.15%, 07/01/29	175	162,990
4.10%, 10/15/28	115	112,047
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(d)	200	190,755
COPT Defense Properties LP
2.00%, 01/15/29	105	93,224
2.25%, 03/15/26	249	241,708
Crown Castle Inc.
1.05%, 07/15/26	437	414,281
2.90%, 03/15/27	337	324,278
3.10%, 11/15/29	55	50,218
3.65%, 09/01/27	142	137,697
3.70%, 06/15/26	252	248,436
3.80%, 02/15/28	521	504,710
4.00%, 03/01/27	10	9,846
4.30%, 02/15/29	185	179,624
4.45%, 02/15/26	277	276,335
4.80%, 09/01/28	75	74,533
4.90%, 09/01/29	165	163,774
5.00%, 01/11/28	545	546,512
5.60%, 06/01/29	265	270,483
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	130	123,609
CubeSmart LP
2.25%, 12/15/28	160	144,698
3.13%, 09/01/26	45	43,844
4.38%, 02/15/29	105	102,329
Digital Realty Trust LP
3.60%, 07/01/29	195	184,589
3.70%, 08/15/27	455	442,816
4.45%, 07/15/28	100	98,377
5.55%, 01/15/28	393	399,404
Diversified Healthcare Trust, 4.75%, 02/15/28	165	144,726
DOC DR LLC
3.95%, 01/15/28	215	209,238
4.30%, 03/15/27	70	69,289
EPR Properties
3.75%, 08/15/29	150	138,970
4.50%, 06/01/27	187	183,700
4.75%, 12/15/26	155	153,716
4.95%, 04/15/28	270	266,430
Equinix Inc.
1.45%, 05/15/26	280	268,781
1.55%, 03/15/28	230	208,395
1.80%, 07/15/27	265	247,051
2.00%, 05/15/28	65	59,356
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 11/18/26	$109	$105,461
3.20%, 11/18/29	305	281,305
ERP Operating LP
2.85%, 11/01/26	145	140,748
3.00%, 07/01/29	125	115,512
3.25%, 08/01/27	165	159,288
3.50%, 03/01/28	45	43,411
4.15%, 12/01/28	210	205,258
Essex Portfolio LP
1.70%, 03/01/28	425	386,107
3.38%, 04/15/26	120	118,095
3.63%, 05/01/27	90	87,788
Extra Space Storage LP
3.50%, 07/01/26	50	49,197
3.88%, 12/15/27	405	395,468
3.90%, 04/01/29	120	114,833
4.00%, 06/15/29	5	4,798
5.70%, 04/01/28	150	153,234
Federal Realty OP LP
1.25%, 02/15/26	80	77,248
3.20%, 06/15/29	10	9,258
3.25%, 07/15/27	40	38,604
5.38%, 05/01/28	375	379,709
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	150	139,369
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	200	187,212
5.30%, 01/15/29	260	258,951
5.38%, 04/15/26	360	360,652
5.75%, 06/01/28	82	82,982
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	120	114,808
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)	353	342,322
Healthcare Realty Holdings LP
3.50%, 08/01/26	155	151,766
3.75%, 07/01/27	64	62,189
Healthpeak OP LLC
1.35%, 02/01/27	115	107,570
2.13%, 12/01/28	290	261,999
3.25%, 07/15/26	55	53,856
3.50%, 07/15/29	150	140,584
Highwoods Realty LP
3.88%, 03/01/27	10	9,751
4.13%, 03/15/28	30	28,932
4.20%, 04/15/29	105	99,896
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26	265	263,718
Series H, 3.38%, 12/15/29	75	69,169
Hudson Pacific Properties LP
3.25%, 01/15/30	120	87,335
3.95%, 11/01/27	150	137,220
4.65%, 04/01/29	180	144,665
5.95%, 02/15/28(c)	125	113,003
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	220	199,558
Iron Mountain Inc.
4.88%, 09/15/27(b)	310	303,769
4.88%, 09/15/29(b)	290	277,964
5.00%, 07/15/28(b)	150	146,198
5.25%, 03/15/28(b)	265	260,470

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.00%, 02/15/29(b)	$300	$308,503
Kilroy Realty LP
4.25%, 08/15/29	145	136,436
4.75%, 12/15/28	100	97,518
Kimco Realty OP LLC
1.90%, 03/01/28	415	380,170
2.80%, 10/01/26	55	53,385
3.80%, 04/01/27	65	63,802
Kite Realty Group LP, 4.00%, 10/01/26	70	69,154
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	230	223,567
4.75%, 06/15/29(b)	160	152,155
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(d)	200	194,414
LXP Industrial Trust, 6.75%, 11/15/28	65	68,228
Mid-America Apartments LP
1.10%, 09/15/26	195	184,267
3.60%, 06/01/27	220	214,593
3.95%, 03/15/29	210	202,512
4.20%, 06/15/28	10	9,801
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(c)	260	198,773
5.00%, 10/15/27(c)	435	389,310
5.25%, 08/01/26(c)	165	164,988
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(b)	105	98,171
NNN REIT Inc.
3.50%, 10/15/27	385	372,864
3.60%, 12/15/26	15	14,740
Office Properties Income Trust
3.25%, 03/15/27(b)	150	131,171
9.00%, 09/30/29(b)	186	156,197
Omega Healthcare Investors Inc.
3.63%, 10/01/29	195	180,671
4.50%, 04/01/27	220	217,773
4.75%, 01/15/28	210	208,297
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	225	215,029
5.88%, 10/01/28(b)	240	237,318
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	115	114,799
Piedmont Operating Partnership LP
6.88%, 07/15/29	125	128,287
9.25%, 07/20/28(c)	210	230,758
Prologis LP
2.13%, 04/15/27	80	75,885
2.88%, 11/15/29	5	4,588
3.38%, 12/15/27	425	411,282
3.88%, 09/15/28	100	96,959
4.00%, 09/15/28	124	120,850
4.38%, 02/01/29	95	93,469
4.88%, 06/15/28	180	180,900
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(b)	140	141,354
Public Storage Operating Co.
0.88%, 02/15/26	175	168,601
1.50%, 11/09/26	325	308,437
1.85%, 05/01/28	200	183,040
1.95%, 11/09/28	120	108,599
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.09%, 09/15/27	$50	$48,180
3.39%, 05/01/29	130	123,098
5.13%, 01/15/29	175	177,514
Realty Income Corp.
0.75%, 03/15/26	195	186,777
2.10%, 03/15/28	110	101,381
2.20%, 06/15/28	130	119,261
3.00%, 01/15/27	275	266,408
3.10%, 12/15/29	130	119,711
3.25%, 06/15/29	150	140,256
3.40%, 01/15/28	205	197,434
3.40%, 01/15/30	150	139,357
3.65%, 01/15/28	195	189,089
3.95%, 08/15/27	243	239,044
4.00%, 07/15/29	130	125,277
4.13%, 10/15/26	245	242,918
4.70%, 12/15/28	20	19,881
4.75%, 02/15/29	125	124,186
4.88%, 06/01/26	60	60,132
Regency Centers LP
2.95%, 09/15/29	5	4,586
4.13%, 03/15/28	365	357,279
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	105	111,506
Rexford Industrial Realty LP, 5.00%, 06/15/28	115	114,845
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	200	190,607
4.75%, 10/15/27	235	230,042
7.25%, 07/15/28(b)	135	139,738
Rithm Capital Corp., 8.00%, 04/01/29(b)	250	252,886
RLJ Lodging Trust LP
3.75%, 07/01/26(b)	195	190,849
4.00%, 09/15/29(b)	150	137,799
Sabra Health Care LP
3.90%, 10/15/29	55	51,631
5.13%, 08/15/26	267	267,216
SBA Communications Corp.
3.13%, 02/01/29	450	409,428
3.88%, 02/15/27	490	474,146
Scentre Group Trust 1/Scentre Group Trust 2, 3.75%, 03/23/27(b)	290	282,691
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(a)(b)	212	209,604
Service Properties Trust
3.95%, 01/15/28(c)	120	105,989
4.75%, 10/01/26	150	145,013
4.95%, 02/15/27	135	130,520
4.95%, 10/01/29(c)	149	123,123
5.25%, 02/15/26	120	117,950
5.50%, 12/15/27	145	139,566
8.38%, 06/15/29	210	209,932
Simon Property Group LP
1.38%, 01/15/27	324	304,695
1.75%, 02/01/28	350	321,366
2.45%, 09/13/29	350	314,808
3.38%, 06/15/27	175	170,217
3.38%, 12/01/27	355	343,649
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	145	140,859
4.38%, 01/15/27(b)	175	170,009
7.25%, 04/01/29(b)	185	191,098

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Store Capital LLC
4.50%, 03/15/28	$115	$111,877
4.63%, 03/15/29	50	48,236
Sun Communities Operating LP
2.30%, 11/01/28	135	122,329
5.50%, 01/15/29	110	111,039
Tanger Properties LP, 3.88%, 07/15/27	50	48,659
UDR Inc.
2.95%, 09/01/26	20	19,428
3.20%, 01/15/30	200	183,584
3.50%, 07/01/27	245	238,051
4.40%, 01/26/29	100	97,493
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	100	87,860
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	170	161,374
6.50%, 02/15/29(b)(c)	325	296,543
10.50%, 02/15/28(b)	870	930,262
Ventas Realty LP
3.00%, 01/15/30	150	136,101
3.25%, 10/15/26	60	58,500
3.85%, 04/01/27	100	97,856
4.00%, 03/01/28	200	195,116
4.40%, 01/15/29	225	219,503
VICI Properties LP, 4.75%, 02/15/28	470	466,800
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	355	345,143
3.88%, 02/15/29(b)	225	212,603
4.25%, 12/01/26(b)	447	440,074
4.50%, 09/01/26(b)	173	171,281
4.50%, 01/15/28(b)	60	58,839
4.63%, 12/01/29(b)	75	72,151
5.75%, 02/01/27(b)	265	267,564
Vornado Realty LP, 2.15%, 06/01/26	160	152,934
WEA Finance LLC
2.88%, 01/15/27(b)	265	253,005
3.50%, 06/15/29(b)	210	194,416
4.13%, 09/20/28(b)	175	167,470
Welltower OP LLC
2.05%, 01/15/29	50	44,835
2.70%, 02/15/27	234	225,223
4.13%, 03/15/29	55	53,355
4.25%, 04/01/26	288	286,901
4.25%, 04/15/28	495	486,220
Weyerhaeuser Co.
4.00%, 11/15/29	250	239,003
4.75%, 05/15/26	255	255,056
6.95%, 10/01/27	35	36,869
WP Carey Inc., 3.85%, 07/15/29	105	100,106
XHR LP, 4.88%, 06/01/29(b)	150	142,575
		48,034,442
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	250	231,238
3.88%, 01/15/28(b)	460	439,104
4.38%, 01/15/28(b)	250	240,647
5.63%, 09/15/29(b)	150	149,480
6.13%, 06/15/29(b)	350	354,678
7-Eleven Inc.
0.95%, 02/10/26(b)	465	446,774
Security	Par (000)	Value
Retail (continued)
1.30%, 02/10/28(b)	$455	$406,807
Academy Ltd., 6.00%, 11/15/27(b)	127	126,923
Advance Auto Parts Inc.
1.75%, 10/01/27	100	90,086
5.90%, 03/09/26	100	100,774
5.95%, 03/09/28(c)	135	136,568
Alimentation Couche-Tard Inc., 3.55%, 07/26/27(b)	245	238,023
Arko Corp., 5.13%, 11/15/29(b)(c)	130	120,077
Asbury Automotive Group Inc.
4.50%, 03/01/28	135	130,999
4.63%, 11/15/29(b)	150	142,699
AutoNation Inc.
1.95%, 08/01/28	155	139,626
3.80%, 11/15/27	5	4,840
AutoZone Inc.
3.13%, 04/21/26	177	173,717
3.75%, 06/01/27	55	53,807
3.75%, 04/18/29	100	95,646
4.50%, 02/01/28	280	278,009
5.05%, 07/15/26	150	150,854
5.10%, 07/15/29	175	175,907
6.25%, 11/01/28	170	177,932
Bath & Body Works Inc.
5.25%, 02/01/28	142	140,751
6.69%, 01/15/27	95	97,093
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(b)(e)	135	133,320
Beacon Roofing Supply Inc.
4.13%, 05/15/29(b)	100	97,875
4.50%, 11/15/26(b)	115	114,267
Best Buy Co. Inc., 4.45%, 10/01/28	50	49,332
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)(c)	90	82,306
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	90	87,182
Carvana Co., 12.00%, 12/01/28, (12.00% PIK)(b)(e)	225	242,453
CEC Entertainment LLC, 6.75%, 05/01/26(b)	225	225,252
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(d)	200	198,869
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	200	204,649
Costco Wholesale Corp.
1.38%, 06/20/27	602	561,243
3.00%, 05/18/27	227	220,461
Darden Restaurants Inc.
3.85%, 05/01/27	26	25,498
4.35%, 10/15/27	120	118,707
4.55%, 10/15/29	130	127,132
Dollar General Corp.
3.88%, 04/15/27	202	197,967
4.13%, 05/01/28	140	136,431
4.63%, 11/01/27	275	273,538
5.20%, 07/05/28	110	110,748
Dollar Tree Inc., 4.20%, 05/15/28	422	411,277
eG Global Finance PLC, 12.00%, 11/30/28(b)	350	392,581
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	196,578
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(b)	180	188,852
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(b)	240	239,281
5.88%, 04/01/29(b)	250	236,094

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(b)	$320	$300,993
6.75%, 01/15/30(b)	375	353,434
FirstCash Inc.
4.63%, 09/01/28(b)	175	167,385
5.63%, 01/01/30(b)	150	146,795
Foot Locker Inc., 4.00%, 10/01/29(b)	115	98,900
Foundation Building Materials Inc., 6.00%, 03/01/29(b)(c)	125	111,841
Gap Inc. (The), 3.63%, 10/01/29(b)	215	195,732
Genuine Parts Co.
4.95%, 08/15/29	220	218,594
6.50%, 11/01/28	220	230,732
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(b)	190	178,154
11.50%, 08/15/29(b)	155	158,931
Group 1 Automotive Inc., 4.00%, 08/15/28(b)	250	237,103
GYP Holdings III Corp., 4.63%, 05/01/29(b)	100	95,262
Home Depot Inc. (The)
0.90%, 03/15/28	47	42,149
1.50%, 09/15/28	267	239,735
2.13%, 09/15/26	290	279,779
2.50%, 04/15/27	347	332,776
2.80%, 09/14/27	435	417,051
2.88%, 04/15/27	290	280,791
2.95%, 06/15/29	570	531,282
3.00%, 04/01/26	555	546,390
3.90%, 12/06/28	290	282,931
4.75%, 06/25/29	390	391,112
4.88%, 06/25/27	250	252,205
4.90%, 04/15/29	205	206,904
4.95%, 09/30/26	255	257,044
5.15%, 06/25/26	345	348,439
InRetail Consumer, 3.25%, 03/22/28(d)	200	184,850
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	146,240
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	270	266,811
LBM Acquisition LLC, 6.25%, 01/15/29(b)	250	231,055
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	315	298,282
Lithia Motors Inc.
3.88%, 06/01/29(b)	230	213,508
4.63%, 12/15/27(b)	150	145,889
Lowe's Companies Inc.
1.70%, 09/15/28	695	624,173
2.50%, 04/15/26	80	78,100
3.10%, 05/03/27	500	484,135
3.35%, 04/01/27	332	323,290
3.65%, 04/05/29	455	434,722
4.80%, 04/01/26	407	407,910
6.50%, 03/15/29	15	16,007
Macy's Retail Holdings LLC, 5.88%, 04/01/29(b)	64	62,602
McDonald's Corp.
2.63%, 09/01/29	130	118,785
3.50%, 03/01/27	500	489,311
3.50%, 07/01/27	592	577,270
3.80%, 04/01/28	117	114,069
4.80%, 08/14/28	272	273,663
5.00%, 05/17/29	255	257,436
Security	Par (000)	Value
Retail (continued)
Michaels Companies Inc. (The)
5.25%, 05/01/28(b)	$255	$198,158
7.88%, 05/01/29(b)	350	220,492
Murphy Oil USA Inc.
4.75%, 09/15/29	150	143,546
5.63%, 05/01/27	120	119,804
Nordstrom Inc.
4.00%, 03/15/27	145	140,321
6.95%, 03/15/28	95	97,726
O'Reilly Automotive Inc.
3.55%, 03/15/26	42	41,522
3.60%, 09/01/27	407	395,958
3.90%, 06/01/29	155	148,990
5.75%, 11/20/26	120	122,075
Papa John's International Inc., 3.88%, 09/15/29(b)(c)	100	90,832
Park River Holdings Inc.
5.63%, 02/01/29(b)	125	107,529
6.75%, 08/01/29(b)	100	88,744
Patrick Industries Inc., 4.75%, 05/01/29(b)(c)	100	95,338
Penske Automotive Group Inc., 3.75%, 06/15/29	150	138,398
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(b)	395	378,074
7.75%, 02/15/29(b)	350	348,578
QVC Inc., 6.88%, 04/15/29(b)	176	146,375
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(b)	150	160,582
Ross Stores Inc., 0.88%, 04/15/26	45	43,008
Saks Global Enterprises LLC, 11.00%, 12/15/29(b)	645	618,437
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(b)	55	55,063
Sonic Automotive Inc., 4.63%, 11/15/29(b)	190	179,060
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	145	148,434
Staples Inc., 10.75%, 09/01/29(b)	700	685,989
Starbucks Corp.
2.00%, 03/12/27	176	166,774
2.45%, 06/15/26	115	111,784
3.50%, 03/01/28	100	96,690
3.55%, 08/15/29	300	284,837
4.00%, 11/15/28	155	150,883
4.75%, 02/15/26	410	411,043
4.85%, 02/08/27	260	261,172
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	105	104,742
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	180	166,036
Target Corp.
1.95%, 01/15/27	490	467,678
2.50%, 04/15/26	125	122,227
3.38%, 04/15/29	210	200,052
TJX Companies Inc. (The), 2.25%, 09/15/26	265	256,096
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	180	165,309
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)	140	148,388
Walgreens Boots Alliance Inc.
3.45%, 06/01/26	435	423,657
8.13%, 08/15/29(c)	230	232,439
Walmart Inc.
2.38%, 09/24/29	5	4,571
3.25%, 07/08/29	40	38,051
3.70%, 06/26/28	20	19,573

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.90%, 04/15/28	$305	$300,434
4.00%, 04/15/26	135	134,533
5.88%, 04/05/27(c)	255	264,100
White Cap Buyer LLC, 6.88%, 10/15/28(b)	200	200,284
Yum! Brands Inc., 4.75%, 01/15/30(b)	225	216,070
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(d)	200	197,916
		32,423,876
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	405	384,519
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)	305	292,677
3.96%, 07/18/30(a)(b)	200	190,238
4.00%, 09/14/26(b)	275	270,191
4.30%, 03/08/29(a)(b)	390	380,369
4.85%, 07/27/27(b)	275	275,666
5.13%, 07/29/29(b)	215	215,705
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	430	441,094
		2,450,459
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27(b)	175	175,111
ams-OSRAM AG, 12.25%, 03/30/29(b)	155	153,506
Analog Devices Inc.
1.70%, 10/01/28	245	220,871
3.45%, 06/15/27	25	24,414
3.50%, 12/05/26	210	206,436
Applied Materials Inc.
3.30%, 04/01/27	395	386,406
4.80%, 06/15/29	210	211,121
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	250	241,447
3.88%, 01/15/27	910	896,116
Broadcom Inc.
1.95%, 02/15/28(b)	50	45,985
3.46%, 09/15/26	244	239,582
4.00%, 04/15/29(b)	240	231,491
4.11%, 09/15/28	385	376,246
4.15%, 02/15/28	240	235,785
4.75%, 04/15/29	520	516,523
4.80%, 04/15/28	175	175,255
5.05%, 07/12/27	465	468,798
5.05%, 07/12/29	715	717,944
Entegris Inc.
3.63%, 05/01/29(b)	120	110,462
4.38%, 04/15/28(b)	125	120,621
4.75%, 04/15/29(b)	480	463,106
Intel Corp.
1.60%, 08/12/28	270	239,708
2.45%, 11/15/29	555	490,968
2.60%, 05/19/26	205	199,315
3.15%, 05/11/27	365	351,470
3.75%, 03/25/27	404	394,509
3.75%, 08/05/27	485	471,763
4.00%, 08/05/29	210	200,921
4.88%, 02/10/26	615	615,804
4.88%, 02/10/28	520	518,030
KLA Corp., 4.10%, 03/15/29	240	234,293
Lam Research Corp.
3.75%, 03/15/26	307	304,677
4.00%, 03/15/29	340	331,501
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology Inc.
1.65%, 04/15/26	$215	$206,959
2.45%, 04/15/28	55	51,037
4.88%, 06/22/28	270	269,404
5.75%, 02/15/29	205	209,913
Microchip Technology Inc.
4.90%, 03/15/28	220	219,644
5.05%, 03/15/29	280	279,427
5.05%, 02/15/30	150	148,949
Micron Technology Inc.
4.19%, 02/15/27	331	326,762
4.98%, 02/06/26	125	125,340
5.33%, 02/06/29	200	201,312
5.38%, 04/15/28	235	237,925
6.75%, 11/01/29	415	441,903
NVIDIA Corp.
1.55%, 06/15/28	525	478,189
3.20%, 09/16/26	326	320,132
NXP BV/NXP Funding LLC
5.35%, 03/01/26	189	189,938
5.55%, 12/01/28	125	127,339
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	5	4,823
3.88%, 06/18/26	290	286,697
4.30%, 06/18/29	332	322,645
4.40%, 06/01/27	299	296,211
ON Semiconductor Corp., 3.88%, 09/01/28(b)	250	236,033
Qorvo Inc., 4.38%, 10/15/29	310	293,009
Qualcomm Inc.
1.30%, 05/20/28	250	225,703
3.25%, 05/20/27	465	452,926
Renesas Electronics Corp., 2.17%, 11/25/26(b)	305	290,150
SK Hynix Inc.
5.50%, 01/16/29(d)	400	404,826
6.38%, 01/17/28(d)	385	398,157
Skyworks Solutions Inc., 1.80%, 06/01/26	220	210,678
Synaptics Inc., 4.00%, 06/15/29(b)(c)	100	91,928
Texas Instruments Inc.
1.13%, 09/15/26	205	194,714
2.25%, 09/04/29	260	234,197
2.90%, 11/03/27	105	100,851
4.60%, 02/08/27	115	115,512
4.60%, 02/15/28	235	235,563
4.60%, 02/08/29	100	99,930
TSMC Arizona Corp.
1.75%, 10/25/26	215	204,568
3.88%, 04/22/27	360	353,995
4.13%, 04/22/29	200	195,073
TSMC Global Ltd.
1.25%, 04/23/26(d)	400	383,449
4.38%, 07/22/27(d)	400	397,408
		20,433,404
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	150	135,637
3.48%, 12/01/27	225	216,585
5.35%, 01/15/30	125	125,420
		477,642
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	160	160,062

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Adobe Inc.
2.15%, 02/01/27	$75	$71,805
4.75%, 01/17/28	200	201,941
4.80%, 04/04/29	235	236,349
4.85%, 04/04/27	160	161,461
4.95%, 01/17/30	200	202,368
AppLovin Corp., 5.13%, 12/01/29	250	249,519
Atlassian Corp., 5.25%, 05/15/29	105	106,012
Autodesk Inc.
2.85%, 01/15/30	100	90,893
3.50%, 06/15/27	90	87,496
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	55	49,876
3.40%, 06/27/26	270	264,702
Cadence Design Systems Inc.
4.20%, 09/10/27	80	79,191
4.30%, 09/10/29	335	328,095
Camelot Finance SA, 4.50%, 11/01/26(b)	260	255,364
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	225	213,831
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(b)	225	217,880
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	272	255,993
4.88%, 07/01/29(b)	275	257,917
Cloud Software Group Inc.
6.50%, 03/31/29(b)	1,205	1,184,704
9.00%, 09/30/29(b)	1,145	1,172,634
Concentrix Corp.
6.60%, 08/02/28(c)	285	294,924
6.65%, 08/02/26	230	234,879
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	100	99,805
6.50%, 10/15/28(b)	125	126,460
Constellation Software Inc./Canada, 5.16%, 02/16/29(b)	125	125,926
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(b)	135	131,331
Dye & Durham Ltd., 8.63%, 04/15/29(b)	175	183,039
Elastic NV, 4.13%, 07/15/29(b)	170	158,895
Electronic Arts Inc., 4.80%, 03/01/26	115	115,162
Ellucian Holdings Inc., 6.50%, 12/01/29(b)	205	206,251
Fair Isaac Corp.
4.00%, 06/15/28(b)	300	285,791
5.25%, 05/15/26(b)	130	130,172
Fidelity National Information Services Inc.
1.15%, 03/01/26	482	464,300
1.65%, 03/01/28	185	168,174
3.75%, 05/21/29	100	94,991
Fiserv Inc.
2.25%, 06/01/27	482	456,357
3.20%, 07/01/26	540	528,972
3.50%, 07/01/29	860	808,789
4.20%, 10/01/28	299	291,966
5.15%, 03/15/27	150	151,306
5.38%, 08/21/28	200	203,096
5.45%, 03/02/28	290	294,931
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)	80	73,986
8.75%, 05/01/29(b)	200	206,263
Security	Par (000)	Value
Software (continued)
Intuit Inc.
1.35%, 07/15/27	$105	$97,413
5.13%, 09/15/28	335	341,028
5.25%, 09/15/26	245	247,666
Microsoft Corp.
2.40%, 08/08/26	993	964,979
3.30%, 02/06/27	1,175	1,152,304
3.40%, 09/15/26	243	239,634
3.40%, 06/15/27	115	112,696
MSCI Inc., 4.00%, 11/15/29(b)	355	336,359
Open Text Corp.
3.88%, 02/15/28(b)	270	256,650
3.88%, 12/01/29(b)	255	234,100
6.90%, 12/01/27(b)	320	331,030
Oracle Corp.
1.65%, 03/25/26	837	808,894
2.30%, 03/25/28	550	510,221
2.65%, 07/15/26	933	906,460
2.80%, 04/01/27	580	557,105
3.25%, 11/15/27	970	932,526
4.20%, 09/27/29	605	586,186
4.50%, 05/06/28	255	252,947
4.80%, 08/03/28	500	500,542
6.15%, 11/09/29	450	471,759
Playtika Holding Corp., 4.25%, 03/15/29(b)	175	161,693
PTC Inc., 4.00%, 02/15/28(b)	158	151,434
Rocket Software Inc.
6.50%, 02/15/29(b)	185	175,726
9.00%, 11/28/28(b)	260	269,086
Roper Technologies Inc.
1.40%, 09/15/27	405	371,939
2.95%, 09/15/29	190	174,317
3.80%, 12/15/26	110	108,218
4.20%, 09/15/28	65	63,644
4.50%, 10/15/29	195	191,593
Salesforce Inc.
1.50%, 07/15/28	230	207,532
3.70%, 04/11/28	540	527,260
SS&C Technologies Inc., 5.50%, 09/30/27(b)	595	593,765
Take-Two Interactive Software Inc.
3.70%, 04/14/27	282	275,498
4.95%, 03/28/28	265	265,590
5.00%, 03/28/26	195	195,743
5.40%, 06/12/29	80	81,067
Twilio Inc., 3.63%, 03/15/29	150	139,413
VMware LLC
1.40%, 08/15/26	530	503,886
1.80%, 08/15/28	100	90,032
3.90%, 08/21/27	430	419,953
4.65%, 05/15/27	130	129,637
West Technology Group LLC, 8.50%, 04/10/27(b)(c)	149	123,862
Workday Inc.
3.50%, 04/01/27	360	351,210
3.70%, 04/01/29	210	200,201
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	200	183,971
		27,480,628
Telecommunications — 1.0%
Africell Holding Ltd., 10.50%, 10/23/29(b)	100	98,552
Altice Financing SA
5.00%, 01/15/28(b)(c)	365	294,779

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 08/15/29(b)	$610	$475,350
9.63%, 07/15/27(b)	110	101,926
Altice France Holding SA
6.00%, 02/15/28(b)	320	86,844
10.50%, 05/15/27(b)	470	143,268
Altice France SA
5.13%, 01/15/29(b)	145	113,706
5.13%, 07/15/29(b)	750	598,007
5.50%, 01/15/28(b)	325	260,490
5.50%, 10/15/29(b)	625	499,001
8.13%, 02/01/27(b)	520	435,481
America Movil SAB de CV, 3.63%, 04/22/29	250	236,174
AT&T Inc.
1.65%, 02/01/28	800	731,407
1.70%, 03/25/26	891	861,901
2.30%, 06/01/27	766	725,357
2.95%, 07/15/26	128	124,983
3.80%, 02/15/27	235	231,031
4.10%, 02/15/28	610	598,746
4.25%, 03/01/27	617	612,215
4.35%, 03/01/29	905	887,805
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	198,584
British Telecommunications PLC
3.25%, 11/08/29(b)	155	143,010
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)	150	145,925
5.13%, 12/04/28	200	200,838
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	227	226,839
Ciena Corp., 4.00%, 01/31/30(b)	125	115,438
Cisco Systems Inc.
2.50%, 09/20/26	450	437,348
2.95%, 02/28/26	300	295,739
4.80%, 02/26/27	470	473,552
4.85%, 02/26/29	755	760,681
4.90%, 02/26/26	305	306,890
CommScope LLC
4.75%, 09/01/29(b)	359	319,642
6.00%, 03/01/26(b)(c)	440	440,000
7.13%, 07/01/28(b)	207	188,154
8.25%, 03/01/27(b)(c)	295	281,097
CommScope Technologies LLC, 5.00%, 03/15/27(b)	215	193,371
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	600	537,929
Consolidated Communications Inc.
5.00%, 10/01/28(b)	125	118,412
6.50%, 10/01/28(b)	250	244,367
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	210	205,189
4.38%, 06/21/28(b)	300	294,886
EchoStar Corp., Series ., 10.75%, 11/30/29	1,525	1,643,609
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(d)	200	199,907
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	475	470,105
5.88%, 10/15/27(b)	335	335,224
5.88%, 11/01/29	200	199,770
6.75%, 05/01/29(b)	300	302,603
Frontier Florida LLC, Series E, 6.86%, 02/01/28	100	102,571
Frontier North Inc., Series G, 6.73%, 02/15/28	80	81,411
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(d)(f)	200	194,989
GoTo Group Inc., 5.50%, 05/01/28(b)	249	161,145
Security	Par (000)	Value
Telecommunications (continued)
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	$200	$194,740
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	185,180
Hughes Satellite Systems Corp.
5.25%, 08/01/26(c)	225	201,679
6.63%, 08/01/26(c)	215	148,553
Iliad Holding SASU, 7.00%, 10/15/28(b)	275	279,802
Juniper Networks Inc., 3.75%, 08/15/29	130	123,653
KT Corp., 4.13%, 02/02/28(d)	200	195,921
Level 3 Financing Inc.
3.63%, 01/15/29(b)	100	77,024
3.75%, 07/15/29(b)	145	110,519
4.25%, 07/01/28(b)	160	142,673
4.88%, 06/15/29(b)	175	150,932
10.50%, 04/15/29(b)	207	232,356
11.00%, 11/15/29(b)	300	339,846
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(d)	200	173,922
Lumen Technologies Inc.
4.13%, 04/15/29(b)	175	158,221
4.50%, 01/15/29(b)	125	104,408
5.38%, 06/15/29(b)(c)	70	58,946
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	178,481
Motorola Solutions Inc.
4.60%, 02/23/28	245	243,378
4.60%, 05/23/29	295	290,510
5.00%, 04/15/29	100	100,127
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	201,371
NBN Co. Ltd.
1.45%, 05/05/26(b)	380	365,077
1.63%, 01/08/27(b)	140	132,088
4.00%, 10/01/27(b)	220	216,152
4.25%, 10/01/29(b)	200	194,418
5.75%, 10/06/28(b)	465	478,790
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(a)(d)(f)	200	194,929
Nokia OYJ, 4.38%, 06/12/27	210	206,110
NTT Finance Corp.
1.16%, 04/03/26(b)	980	941,956
1.59%, 04/03/28(b)	220	199,230
4.37%, 07/27/27(b)	210	208,579
5.10%, 07/02/27(b)	200	202,024
5.11%, 07/02/29(b)	200	201,775
Ooredoo International Finance Ltd., 3.75%, 06/22/26(d)	200	196,745
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	200	205,544
PT Tower Bersama Infrastructure Tbk, 2.80%, 05/02/27(d)	200	189,427
Rogers Communications Inc.
2.90%, 11/15/26	125	120,904
3.20%, 03/15/27	515	498,279
5.00%, 02/15/29	370	368,079
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	260	254,585
Saudi Telecom Co., 3.89%, 05/13/29(d)	400	384,096
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(d)	400	362,010
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(d)	200	200,218
Sprint Capital Corp., 6.88%, 11/15/28	680	722,243
Sprint LLC, 7.63%, 03/01/26	560	571,495
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 09/20/29(b)	338	339,137

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)	$150	$148,222
Telefonica Emisiones SA, 4.10%, 03/08/27	442	435,798
Telesat Canada/Telesat LLC
4.88%, 06/01/27(b)(c)	80	46,507
5.63%, 12/06/26(b)(c)	175	103,886
TELUS Corp.
2.80%, 02/16/27	145	139,320
3.70%, 09/15/27	89	86,539
T-Mobile USA Inc.
1.50%, 02/15/26	367	355,209
2.05%, 02/15/28	628	579,300
2.25%, 02/15/26	542	528,358
2.40%, 03/15/29	130	117,480
2.63%, 04/15/26	419	409,308
2.63%, 02/15/29	425	388,459
3.38%, 04/15/29	710	666,266
3.75%, 04/15/27	1,214	1,189,331
4.20%, 10/01/29	290	281,110
4.75%, 02/01/28	54	53,845
4.80%, 07/15/28	300	299,365
4.85%, 01/15/29	255	254,305
4.95%, 03/15/28	460	461,319
5.38%, 04/15/27	344	344,550
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(d)	200	144,461
Turk Telekomunikasyon AS, 7.38%, 05/20/29(d)	200	203,384
Turkcell Iletisim Hizmetleri AS, 7.45%, 01/24/30(b)	200	201,670
Verizon Communications Inc.
2.10%, 03/22/28	680	627,533
2.63%, 08/15/26	442	429,264
3.00%, 03/22/27	194	187,588
3.88%, 02/08/29	396	382,476
4.02%, 12/03/29	1,100	1,058,269
4.13%, 03/16/27	1,060	1,049,114
4.33%, 09/21/28	1,305	1,287,144
Viasat Inc.
5.63%, 04/15/27(b)	200	194,166
6.50%, 07/15/28(b)(c)	135	115,056
Viavi Solutions Inc., 3.75%, 10/01/29(b)	125	113,725
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(a)	175	169,708
4.38%, 05/30/28	129	128,273
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(a)	610	634,951
Zayo Group Holdings Inc.
4.00%, 03/01/27(b)	450	424,962
6.13%, 03/01/28(b)	330	292,779
Zegona Finance PLC, 8.63%, 07/15/29(b)	275	294,369
		44,609,749
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,305
3.55%, 11/19/26	190	185,924
3.90%, 11/19/29	365	343,952
Mattel Inc.
3.38%, 04/01/26(b)	250	245,357
3.75%, 04/01/29(b)	195	183,846
5.88%, 12/15/27(b)	160	160,710
		1,139,094
Security	Par (000)	Value
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)(c)	$35	$34,445
Brightline East LLC, 11.00%, 01/31/30(b)	335	324,135
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	180	175,200
Canadian National Railway Co.
2.75%, 03/01/26	145	142,394
6.90%, 07/15/28	185	197,427
Canadian Pacific Railway Co.
1.75%, 12/02/26	361	342,709
2.88%, 11/15/29	55	50,464
4.00%, 06/01/28	200	195,325
Cargo Aircraft Management Inc., 4.75%, 02/01/28(b)	205	204,715
CH Robinson Worldwide Inc., 4.20%, 04/15/28	220	214,451
CSX Corp.
2.60%, 11/01/26	185	179,197
3.25%, 06/01/27	335	325,552
3.80%, 03/01/28	345	336,904
4.25%, 03/15/29	215	211,100
Danaos Corp., 8.50%, 03/01/28(b)	95	97,153
FedEx Corp.
3.10%, 08/05/29	310	287,294
3.25%, 04/01/26	250	246,302
3.40%, 02/15/28	230	219,691
4.20%, 10/17/28	100	97,596
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(b)	150	139,661
Georgian Railway JSC, 4.00%, 06/17/28(d)	200	174,729
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(d)	200	194,721
JB Hunt Transport Services Inc., 3.88%, 03/01/26	250	248,040
Kirby Corp., 4.20%, 03/01/28	140	136,446
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(d)	200	194,958
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	200	193,561
Norfolk Southern Corp.
2.90%, 06/15/26	175	171,301
3.15%, 06/01/27	155	150,190
3.80%, 08/01/28	264	256,602
7.80%, 05/15/27	85	90,777
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(d)	200	193,203
Rumo Luxembourg SARL, 5.25%, 01/10/28(d)	200	195,497
RXO Inc., 7.50%, 11/15/27(b)	135	138,768
Ryder System Inc.
1.75%, 09/01/26	110	104,969
2.85%, 03/01/27	155	148,953
2.90%, 12/01/26	135	130,475
4.30%, 06/15/27	130	128,481
4.90%, 12/01/29	45	44,640
4.95%, 09/01/29	80	79,730
5.25%, 06/01/28	200	202,393
5.30%, 03/15/27	90	90,918
5.38%, 03/15/29	130	131,817
5.50%, 06/01/29	60	61,067
5.65%, 03/01/28	205	209,731
6.30%, 12/01/28	135	141,406
Sats Treasury Pte Ltd., 4.83%, 01/23/29(d)	200	199,436
Seaspan Corp., 5.50%, 08/01/29(b)	200	184,356
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	191,556
Transnet SOC Ltd., 8.25%, 02/06/28(d)	400	406,939
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)(h)(i)	236	194,597

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27	$70	$66,900
2.75%, 03/01/26	15	14,747
3.00%, 04/15/27	140	135,626
3.70%, 03/01/29	335	322,136
3.95%, 09/10/28	425	415,169
4.75%, 02/21/26	280	280,858
6.63%, 02/01/29	140	149,987
United Parcel Service Inc.
2.40%, 11/15/26	65	62,793
2.50%, 09/01/29	40	36,352
3.05%, 11/15/27	495	476,711
3.40%, 03/15/29	205	195,224
Walmart Inc.
1.05%, 09/17/26	560	532,284
1.50%, 09/22/28	785	708,511
3.95%, 09/09/27	245	242,995
XPO Inc., 6.25%, 06/01/28(b)	290	294,043
		12,946,308
Trucking & Leasing — 0.1%
DAE Funding LLC, 3.38%, 03/20/28(d)	200	187,281
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(b)	300	293,211
GATX Corp.
3.25%, 09/15/26	172	167,773
3.50%, 03/15/28	115	110,128
4.55%, 11/07/28	100	98,701
4.70%, 04/01/29	165	162,791
5.40%, 03/15/27	30	30,347
NAC Aviation 29 DAC, 4.75%, 06/30/26	188	183,864
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(b)	102	97,737
3.35%, 11/01/29(b)	100	92,525
3.40%, 11/15/26(b)	165	160,786
4.20%, 04/01/27(b)	180	177,488
4.40%, 07/01/27(b)	286	282,704
5.25%, 07/01/29(b)	205	205,650
5.25%, 02/01/30(b)	115	115,279
5.35%, 01/12/27(b)	95	95,849
5.35%, 03/30/29(b)	150	151,069
5.55%, 05/01/28(b)	200	203,169
5.70%, 02/01/28(b)	270	275,078
5.75%, 05/24/26(b)	195	196,981
5.88%, 11/15/27(b)	195	199,683
6.05%, 08/01/28(b)	275	283,245
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(b)	270	256,523
2.30%, 06/15/28(b)	200	182,731
5.30%, 04/03/29(b)	200	200,693
5.45%, 05/03/28(b)	200	201,811
		4,613,097
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27	215	206,291
Water — 0.0%
Aegea Finance SARL, 6.75%, 05/20/29(d)	200	195,264
American Water Capital Corp.
2.95%, 09/01/27	100	95,822
3.45%, 06/01/29	175	165,398
3.75%, 09/01/28	140	135,018
Security	Par (000)	Value
Water (continued)
Essential Utilities Inc.
3.57%, 05/01/29	$120	$113,092
4.80%, 08/15/27	125	124,999
United Utilities PLC, 6.88%, 08/15/28	120	126,675
		956,268
Total Corporate Bonds & Notes — 34.1% (Cost: $1,458,645,989)		1,457,448,847
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27	30	30,484
Total Fixed Rate Loan Interests — 0.0% (Cost: $28,719)		30,484
Floating Rate Loan Interests(a)
Health Care - Services — 0.0%
MPH Acquisition Holdings LLC, Term Loan, 0.00%, 12/31/30(l)	56	48,873
Software — 0.0%
Veritas U.S. Inc., 2024 Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.50%), 16.93%, 12/09/29	67	67,080
Total Floating Rate Loan Interests — 0.0% (Cost: $114,899)		115,953
Foreign Government Obligations(m)
Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	400	360,568
8.25%, 05/09/28(d)	600	565,201
		925,769
Argentina — 0.1%
Argentine Republic Government International Bond, 1.00%, 07/09/29(c)	1,215	953,821
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 05/31/26	1,000	939,580
5.00%, 10/31/27	1,400	1,271,183
Ciudad Autonoma De Buenos Aires/Government Bond, 7.50%, 06/01/27(d)	200	200,480
Provincia de Cordoba, 6.99%, 06/01/27(d)(g)	200	189,689
		3,554,753
Australia — 0.0%
Export Finance & Insurance Corp., 3.88%, 10/23/29(b)	400	390,288
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	189,254
6.75%, 09/20/29(d)	400	406,801
7.00%, 10/12/28(d)	400	410,880
CBB International Sukuk Programme Co.
3.88%, 05/18/29(d)	200	184,058
3.95%, 09/16/27(d)	400	381,711

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bahrain (continued)
4.50%, 03/30/27(d)	$200	$194,797
		1,767,501
Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29(d)	205	200,941
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	200	123,924
Brazil — 0.1%
Brazilian Government International Bond
4.50%, 05/30/29	600	569,498
4.63%, 01/13/28(c)	1,000	974,217
6.00%, 04/07/26(c)	625	631,789
10.13%, 05/15/27	200	219,836
		2,395,340
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	925	884,573
3.75%, 04/26/28	1,120	1,103,077
4.63%, 04/30/29(c)	1,000	1,011,448
CDP Financial Inc.
1.00%, 05/26/26(b)	365	349,215
4.25%, 07/25/28(b)	415	411,639
4.63%, 01/24/30(b)	250	249,514
4.88%, 06/05/29(b)(c)	500	505,836
CPPIB Capital Inc.
0.88%, 09/09/26(b)(c)	915	865,844
4.25%, 07/20/28(b)(c)	1,985	1,971,763
Export Development Canada
3.00%, 05/25/27	45	43,697
3.88%, 02/14/28	2,305	2,275,179
4.13%, 02/13/29	900	891,038
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	885	836,180
4.25%, 04/25/28(b)(c)	1,500	1,488,737
Province of Alberta Canada
3.30%, 03/15/28	150	145,041
4.50%, 06/26/29	460	459,181
Province of British Columbia Canada
0.90%, 07/20/26	1,010	960,576
2.25%, 06/02/26	495	481,378
4.70%, 01/24/28	1,000	1,006,562
4.80%, 11/15/28	615	621,679
4.90%, 04/24/29	800	810,629
Province of Manitoba Canada
1.50%, 10/25/28	315	282,885
2.13%, 06/22/26	570	552,269
Province of New Brunswick Canada, 3.63%, 02/24/28	5	4,865
Province of Ontario Canada
1.05%, 04/14/26	702	674,932
1.05%, 05/21/27	520	482,136
2.00%, 10/02/29	400	357,326
2.30%, 06/15/26	1,132	1,100,810
2.50%, 04/27/26	782	764,382
3.10%, 05/19/27(c)	1,265	1,229,149
3.70%, 09/17/29	610	588,272
4.20%, 01/18/29	905	893,796
4.70%, 01/15/30	1,095	1,100,037
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada
2.50%, 04/20/26	$852	$833,113
2.75%, 04/12/27	255	246,169
3.63%, 04/13/28	1,290	1,258,233
4.50%, 04/03/29	805	803,700
Series PD, 7.50%, 09/15/29	500	559,639
Province of Saskatchewan Canada
3.25%, 06/08/27	65	63,204
4.65%, 01/28/30	280	280,787
PSP Capital Inc.
1.00%, 06/29/26(b)(c)	250	238,260
1.63%, 10/26/28(b)	35	31,636
3.75%, 10/02/29(b)	400	386,401
		30,104,787
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27	400	384,010
3.24%, 02/06/28	600	570,374
4.85%, 01/22/29	600	595,113
		1,549,497
China — 0.1%
China Government International Bond
1.25%, 10/26/26(d)	400	381,143
2.63%, 11/02/27(d)	400	386,645
3.50%, 10/19/28(d)	200	196,526
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	785,517
3.25%, 11/28/27(d)	200	194,656
3.38%, 03/14/27(d)	400	392,599
		2,337,086
Colombia — 0.0%
Colombia Government International Bond
3.00%, 01/30/30	400	335,475
3.88%, 04/25/27	600	577,895
4.50%, 03/15/29	400	372,584
		1,285,954
Denmark — 0.0%
Kommunekredit
3.75%, 05/24/28(d)	200	195,801
4.63%, 03/05/27(d)	200	200,787
		396,588
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(d)	600	555,096
5.50%, 02/22/29(d)	500	489,481
5.95%, 01/25/27(d)	600	600,608
6.00%, 07/19/28(d)	300	299,315
		1,944,500
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	200	192,901
5.80%, 09/30/27(d)	400	378,054
6.59%, 02/21/28(d)	400	382,969
7.50%, 01/31/27(d)	600	594,200
7.60%, 03/01/29(d)	400	390,271
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(d)	400	412,057
		2,350,452

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(d)	$150	$156,433
Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(d)(h)(i)	270	221,507
Finland — 0.1%
Finland Government International Bond, 6.95%, 02/15/26	200	204,482
Kuntarahoitus OYJ
3.63%, 10/09/29(b)(c)	1,000	966,254
4.25%, 01/31/29(b)	500	496,218
4.88%, 01/13/27(b)	500	504,656
		2,171,610
France — 0.3%
Agence Francaise de Developpement EPIC
4.00%, 06/15/27(d)	200	197,262
4.00%, 09/21/27(d)	600	590,021
4.50%, 03/05/29(d)	600	594,286
Caisse d'Amortissement de la Dette Sociale
3.75%, 09/12/27(b)	900	883,631
3.75%, 05/24/28(b)	3,965	3,870,859
4.25%, 01/24/27(b)	1,000	995,311
4.50%, 05/22/29(b)	1,060	1,055,662
4.75%, 01/22/30(b)	380	381,653
4.88%, 09/19/26(b)	1,300	1,307,794
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	400	397,379
SFIL SA
0.63%, 02/09/26(d)	600	575,909
5.00%, 04/26/27(d)	400	402,721
		11,252,488
Germany — 0.0%
State of North Rhine-Westphalia Germany
1.00%, 04/21/26(d)	200	191,927
4.38%, 02/16/27(d)	800	798,722
		990,649
Ghana — 0.0%
Ghana Government International Bond
0.00%, 01/03/30(d)(j)	72	56,421
6.00%, 07/03/29(d)(g)	839	746,869
		803,290
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	192,831
4.50%, 05/03/26(d)	400	393,207
5.25%, 08/10/29	200	193,070
		779,108
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)	200	194,154
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	400	379,557
2.10% , (5-year CMT + 4.697%)(a)(d)(f)	400	387,568
2.40% , (7-year CMT + 4.736%)(a)(d)(f)	200	185,455
4.75%, 01/12/28(b)	400	401,417
4.88%, 01/12/30(b)	200	201,205
Hong Kong Government International Bond
0.63%, 02/02/26(b)	600	578,381
Security	Par (000)	Value
Hong Kong (continued)
4.25%, 07/24/27(b)	$400	$401,338
4.50%, 01/11/28(b)	600	601,890
Hong Kong Mortgage Corp. Ltd. (The)
4.13%, 10/18/27(d)	200	198,412
4.88%, 09/13/28(d)	200	201,836
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	195,887
		3,732,946
Hungary — 0.1%
Hungary Government International Bond
5.25%, 06/16/29(d)	400	395,572
6.13%, 05/22/28(d)	800	816,917
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(d)	400	403,984
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	400	406,808
		2,023,281
India — 0.0%
Export-Import Bank of India
3.25%, 01/15/30(d)	200	182,940
3.38%, 08/05/26(d)	400	391,196
3.88%, 02/01/28(d)	200	193,894
		768,030
Indonesia — 0.2%
Indonesia Government International Bond
3.40%, 09/18/29	200	187,101
3.50%, 01/11/28	600	578,196
3.85%, 07/18/27(d)	400	392,284
4.15%, 09/20/27	300	295,712
4.35%, 01/08/27(c)(d)	400	397,794
4.40%, 03/10/29	200	195,515
4.55%, 01/11/28	400	397,424
4.75%, 02/11/29	200	198,660
5.25%, 01/15/30	200	202,838
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)(d)	400	384,624
4.15%, 03/29/27(d)	800	792,733
4.40%, 06/06/27(d)	800	795,167
4.40%, 03/01/28(d)	400	395,486
4.45%, 02/20/29(d)	200	196,316
4.55%, 03/29/26(d)	600	600,188
5.40%, 11/15/28(d)	200	203,372
		6,213,410
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28(d)	375	368,844
Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26(c)	400	391,516
3.25%, 01/17/28	400	379,704
5.38%, 03/12/29	600	600,377
State of Israel, 2.50%, 01/15/30	200	175,305
		1,546,902
Italy — 0.0%
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/29(b)	500	512,052
Republic of Italy Government International Bond, 1.25%, 02/17/26	1,100	1,061,838
		1,573,890
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)	200	199,549

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Jamaica — 0.0%
Jamaica Government International Bond, 6.75%, 04/28/28(c)	$400	$410,087
Japan — 0.2%
Development Bank of Japan Inc.
3.25%, 04/28/27(b)(c)	1,030	1,001,914
4.63%, 04/10/29(b)	300	300,073
5.13%, 09/01/26(b)	300	302,715
Japan Bank for International Cooperation
2.13%, 02/16/29	425	386,519
2.25%, 11/04/26	635	611,326
2.38%, 04/20/26	820	799,353
2.75%, 11/16/27	530	505,978
2.88%, 06/01/27	245	236,243
2.88%, 07/21/27	390	375,366
3.25%, 07/20/28	60	57,651
4.25%, 04/27/26	1,385	1,380,348
4.63%, 07/22/27	500	501,485
4.63%, 07/19/28	2,010	2,018,265
Japan International Cooperation Agency
2.75%, 04/27/27	500	480,699
3.25%, 05/25/27	690	669,866
4.00%, 05/23/28	600	590,093
		10,217,894
Jordan — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(d)	200	195,991
7.50%, 01/13/29(d)	400	399,038
7.75%, 01/15/28(d)	200	202,670
		797,699
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(d)	200	197,738
Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(d)	200	196,835
7.25%, 02/28/28(d)	400	382,711
		579,546
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	1,400	1,362,430
Lebanon — 0.0%
Lebanon Government International Bond
6.60%, 11/27/26(d)(h)	620	98,331
6.65%, 11/03/28(d)	100	15,848
6.75%, 11/29/27(d)(h)(i)	470	75,108
6.85%, 03/23/27(d)(h)(i)	483	76,834
6.85%, 05/25/29(d)	100	15,916
		282,037
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(d)	600	603,975
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26(d)	200	189,786
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	350	344,335
		534,121
Security	Par (000)	Value
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	$600	$573,991
4.15%, 03/28/27	800	784,163
4.50%, 04/22/29	600	575,677
5.00%, 05/07/29	400	389,006
5.40%, 02/09/28	600	597,452
		2,920,289
Mongolia — 0.0%
Mongolia Government International Bond
5.13%, 04/07/26(d)	200	197,196
8.65%, 01/19/28(d)	200	210,942
		408,138
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	200	183,373
5.95%, 03/08/28(d)	400	403,392
		586,765
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	980	953,362
3.63%, 10/01/26(b)	700	692,105
4.25%, 01/25/29(b)	700	694,509
4.50%, 03/01/27(b)	400	400,934
4.75%, 02/01/30(b)	200	202,209
5.25%, 10/26/26(b)	400	405,955
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 4.50%, 06/12/29(d)	200	200,145
Nederlandse Waterschapsbank NV
4.38%, 02/28/29(b)	500	498,721
4.50%, 01/16/30(b)	200	200,238
		4,248,178
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	400	368,045
6.50%, 11/28/27(d)	400	383,662
8.38%, 03/24/29(d)	400	391,378
		1,143,085
Norway — 0.1%
Kommunalbanken AS
1.50%, 01/20/27(b)	910	860,722
4.00%, 01/19/28(b)	55	54,411
4.25%, 01/24/29(b)	500	496,738
4.50%, 09/01/28(b)	1,995	2,003,026
		3,414,897
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	600	595,806
5.38%, 03/08/27(d)	550	550,183
5.63%, 01/17/28(d)	800	804,003
6.00%, 08/01/29(d)	600	610,518
6.75%, 10/28/27(d)	400	413,826
		2,974,336
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	400	374,326
Pakistan Government International Bond
6.00%, 04/08/26(d)	400	386,608
6.88%, 12/05/27(d)	400	371,762
		1,132,696

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 0.0%
Panama Government International Bond
3.16%, 01/23/30	$400	$340,572
3.88%, 03/17/28	400	373,937
8.88%, 09/30/27	350	376,304
9.38%, 04/01/29	200	221,037
		1,311,850
Paraguay — 0.0%
Paraguay Government International Bond, 4.70%, 03/27/27(d)	200	198,092
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(d)	200	184,632
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	150	147,632
Peruvian Government International Bond, 4.13%, 08/25/27(c)	200	196,509
		528,773
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	800	759,666
3.23%, 03/29/27	200	193,911
3.75%, 01/14/29	400	382,744
5.17%, 10/13/27	200	201,902
5.50%, 03/30/26	200	201,826
ROP Sukuk Trust, 5.05%, 06/06/29(d)	200	200,233
		1,940,282
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	208,751
Republic of Poland Government International Bond
3.25%, 04/06/26	500	493,292
4.63%, 03/18/29	400	396,867
5.50%, 11/16/27	600	613,486
		1,712,396
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,200	1,180,306
4.00%, 03/14/29(d)	1,200	1,169,238
4.50%, 04/23/28(d)	1,000	996,148
		3,345,692
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(d)	400	380,199
5.25%, 11/25/27(d)	400	392,921
5.88%, 01/30/29(d)	550	539,946
6.63%, 02/17/28(d)	500	508,379
		1,821,445
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(d)	600	547,402
3.63%, 04/20/27(d)	1,900	1,851,562
4.27%, 05/22/29(d)	1,000	974,486
4.30%, 01/19/29(d)	400	390,706
5.27%, 10/25/28(d)	800	808,966
Saudi Government International Bond
2.50%, 02/03/27(d)	600	572,874
3.25%, 10/26/26(d)	1,600	1,563,275
3.63%, 03/04/28(d)	1,600	1,542,332
4.38%, 04/16/29(d)	1,000	976,968
4.75%, 01/18/28(d)	800	797,754
4.75%, 01/16/30(d)	1,000	986,657
Security	Par (000)	Value
Saudi Arabia (continued)
5.13%, 01/13/28(b)	$1,400	$1,412,178
		12,425,160
Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(d)	200	204,215
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	400	375,140
4.85%, 09/27/27	200	195,355
4.85%, 09/30/29	600	561,046
4.88%, 04/14/26	600	595,599
		1,727,140
South Korea — 0.3%
Export-Import Bank of Korea
0.63%, 02/09/26	410	393,832
1.13%, 12/29/26	400	374,766
1.63%, 01/18/27	400	378,420
1.75%, 10/19/28(d)	200	180,221
2.38%, 04/21/27	200	191,086
2.63%, 05/26/26	800	779,587
4.00%, 09/11/29	200	193,840
4.25%, 09/15/27	400	397,292
4.50%, 01/11/29	200	198,207
4.88%, 01/14/30	400	401,615
5.00%, 01/11/28	400	403,749
5.13%, 09/18/28	600	609,414
5.25%, 09/11/29, (1-day SOFR + 0.820%)(a)	200	201,864
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	191,580
Industrial Bank of Korea, 5.38%, 10/04/28(d)	200	204,563
Korea Development Bank (The)
1.38%, 04/25/27	200	186,846
4.13%, 10/16/27	200	198,038
4.38%, 02/15/28	400	396,902
4.50%, 02/15/29(c)	600	594,478
4.63%, 02/15/27	600	601,440
4.75%, 06/26/27(d)	200	201,093
Korea Electric Power Corp.
4.00%, 06/14/27(d)	200	196,904
4.88%, 01/31/27(d)	200	200,719
5.38%, 04/06/26(d)	200	201,412
5.38%, 07/31/26(d)	400	403,793
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	382,002
Korea Gas Corp., 4.88%, 07/05/28(d)	200	200,095
Korea Housing Finance Corp.
4.13%, 03/12/28(d)	200	196,235
4.63%, 02/24/28(d)	400	398,502
4.88%, 08/27/27(d)	200	201,370
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	600	574,726
5.00%, 07/18/28(d)	200	200,825
Korea International Bond
2.50%, 06/19/29	200	184,070
2.75%, 01/19/27	200	193,886
3.50%, 09/20/28	200	193,306
4.50%, 07/03/29	400	399,575
Korea Mine Rehabilitation & Mineral Resources Corp.
1.75%, 04/15/26(d)	400	385,463
5.38%, 05/11/28(d)	200	202,152

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea National Oil Corp.
1.25%, 04/07/26(d)	$400	$383,913
2.13%, 04/18/27(d)	200	189,252
3.38%, 03/27/27(d)	200	194,543
4.25%, 09/30/29(d)	200	193,760
4.88%, 04/03/27(d)	200	200,667
4.88%, 04/03/28(d)	200	199,814
4.88%, 04/03/29(d)	200	198,943
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	191,995
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	200	192,576
		13,939,331
Sri Lanka — 0.0%
Sri Lanka Government International Bond
3.35%, 01/15/30(d)(g)	104	90,373
4.00%, 04/15/28(d)	311	290,351
		380,724
Supranational — 2.1%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	183,103
3.75%, 10/30/29(d)	200	182,083
4.38%, 04/17/26(d)	200	196,879
African Development Bank
0.88%, 03/23/26	1,019	980,093
0.88%, 07/22/26	1,026	976,296
3.50%, 09/18/29	15	14,435
4.38%, 11/03/27	355	355,599
4.38%, 03/14/28	1,205	1,206,700
4.63%, 01/04/27	745	749,208
Arab Petroleum Investments Corp.
1.26%, 02/10/26(d)	600	578,456
5.43%, 05/02/29(b)	400	404,764
Asian Development Bank
0.50%, 02/04/26	1,960	1,887,464
1.00%, 04/14/26	3,535	3,400,100
1.25%, 06/09/28	110	99,566
1.50%, 01/20/27	2,115	2,005,228
1.75%, 08/14/26	85	81,835
1.75%, 09/19/29	310	275,888
1.88%, 03/15/29	500	453,469
1.88%, 01/24/30	600	532,691
2.00%, 04/24/26	615	598,253
2.38%, 08/10/27	70	66,831
2.50%, 11/02/27	95	90,616
2.63%, 01/12/27	150	145,413
2.75%, 01/19/28	1,030	985,757
3.13%, 08/20/27	775	753,441
3.13%, 09/26/28	225	216,210
3.63%, 08/28/29	1,018	986,018
3.75%, 04/25/28	2,211	2,173,178
4.13%, 01/12/27	1,190	1,186,751
4.38%, 01/14/28	1,500	1,502,542
4.38%, 03/06/29	1,294	1,294,062
4.50%, 08/25/28	1,265	1,271,643
5.82%, 06/16/28	20	20,885
6.22%, 08/15/27	130	134,922
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	170	167,716
4.00%, 01/15/27(d)	120	119,307
Security	Par (000)	Value
Supranational (continued)
4.00%, 01/18/28	$1,145	$1,135,364
4.50%, 01/16/30	215	215,735
4.88%, 09/14/26	200	201,768
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)(c)	595	580,131
Corp. Andina de Fomento
2.25%, 02/08/27	235	224,215
4.13%, 01/07/28	500	492,938
4.75%, 04/01/26	205	205,223
5.00%, 01/24/29	755	761,350
6.00%, 04/26/27	720	740,862
Council of Europe Development Bank
0.88%, 09/22/26	351	332,278
3.75%, 05/25/26	90	89,359
4.13%, 01/24/29	570	564,370
4.50%, 01/15/30	150	150,527
4.63%, 06/11/27	370	372,646
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,035	1,025,560
4.38%, 03/09/28	830	831,295
European Investment Bank
0.38%, 03/26/26	1,862	1,781,106
0.63%, 10/21/27	55	49,895
0.75%, 10/26/26	1,660	1,563,692
1.38%, 03/15/27	365	343,880
1.63%, 10/09/29	205	181,238
1.75%, 03/15/29	225	203,075
2.13%, 04/13/26	335	326,674
2.38%, 05/24/27	105	100,645
3.25%, 11/15/27	1,380	1,342,937
3.75%, 11/15/29	1,215	1,180,995
3.88%, 03/15/28	3,710	3,663,813
4.00%, 02/15/29	2,425	2,392,651
4.38%, 03/19/27	1,005	1,007,274
4.50%, 10/16/28	1,040	1,045,463
4.50%, 03/14/30	165	165,628
4.75%, 06/15/29	1,545	1,567,824
European Stability Mechanism, 4.75%, 09/14/26(b)	1,000	1,006,566
Inter-American Development Bank
0.63%, 09/16/27	130	118,292
0.88%, 04/20/26	2,595	2,490,974
1.13%, 07/20/28	245	220,025
1.50%, 01/13/27	40	37,946
2.00%, 06/02/26	686	665,658
2.00%, 07/23/26	345	333,863
2.25%, 06/18/29	1,065	975,680
2.38%, 07/07/27	435	415,854
3.13%, 09/18/28	535	513,586
3.50%, 09/14/29	220	211,865
4.00%, 01/12/28	3,460	3,430,646
4.13%, 02/15/29	1,590	1,575,944
4.38%, 02/01/27	365	365,615
4.50%, 05/15/26	252	252,580
4.50%, 02/15/30	150	150,567
Inter-American Investment Corp.
3.63%, 02/17/27	375	369,609
4.13%, 02/15/28	55	54,589
4.25%, 02/14/29	340	337,632
4.75%, 09/19/28	625	632,135

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development
0.75%, 11/24/27	$1,420	$1,288,076
0.85%, 02/10/27	10	9,180
0.88%, 07/15/26	270	257,224
1.13%, 09/13/28	1,225	1,094,637
1.38%, 04/20/28	2,089	1,906,284
1.75%, 10/23/29	770	683,943
1.88%, 10/27/26	423	406,275
2.50%, 11/22/27	285	271,622
3.13%, 06/15/27	3,265	3,181,641
3.50%, 07/12/28	2,290	2,229,435
3.63%, 09/21/29	120	116,132
3.88%, 10/16/29	1,530	1,495,824
4.00%, 08/27/26	950	946,288
4.63%, 08/01/28	1,605	1,619,767
4.75%, 04/10/26	900	904,513
International Development Association
4.38%, 06/11/29(b)	1,290	1,287,226
4.38%, 11/27/29(b)(c)	500	498,518
Series GDIF, 0.75%, 06/10/27(d)	330	303,739
International Finance Corp.
0.75%, 10/08/26	410	386,834
2.13%, 04/07/26	37	36,075
4.25%, 07/02/29	630	626,477
4.38%, 01/15/27	135	135,199
4.50%, 07/13/28	755	760,130
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,075	1,035,627
Nordic Investment Bank
3.38%, 09/08/27	200	195,424
4.38%, 03/14/28	1,040	1,041,705
		87,995,234
Sweden — 0.1%
Kommuninvest I Sverige AB
3.50%, 08/25/27(b)	5	4,900
4.50%, 09/30/26(b)	400	400,909
Svensk Exportkredit AB
2.25%, 03/22/27	75	71,706
3.75%, 09/13/27	405	398,952
4.13%, 06/14/28	330	327,162
4.25%, 02/01/29	400	396,446
4.88%, 09/14/26	400	402,912
		2,002,987
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(d)	200	202,464
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	400	392,150
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(d)	700	693,251
7.25%, 02/24/27(d)	800	816,192
8.51%, 01/14/29(d)	800	851,693
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(d)	200	216,593
Turkey Government International Bond
4.25%, 04/14/26	600	591,127
4.88%, 10/09/26(c)	800	788,833
Security	Par (000)	Value
Turkey (continued)
5.13%, 02/17/28	$400	$389,794
6.00%, 03/25/27	1,000	1,002,707
6.13%, 10/24/28	600	597,806
7.63%, 04/26/29	1,000	1,037,826
8.60%, 09/24/27	600	640,090
9.38%, 03/14/29	600	661,459
9.88%, 01/15/28	1,200	1,324,385
Turkiye Government International Bond, 11.88%, 01/15/30	600	745,364
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	400	398,606
7.50%, 02/06/28(d)	200	203,942
9.00%, 01/28/27(d)	200	209,979
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	198,698
		11,368,345
Ukraine — 0.0%
Ukraine Government International Bond, 6.00%, 02/01/29(d)(g)	463	324,322
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	180,849
2.50%, 09/30/29(d)	800	725,844
3.13%, 05/03/26(d)	800	787,275
3.13%, 10/11/27(d)	1,600	1,540,647
4.88%, 04/30/29(d)	600	602,378
Dubai DOF Sukuk Ltd., 5.00%, 04/30/29(d)	400	404,436
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	377,138
3.23%, 10/23/29(d)	200	180,146
3.85%, 04/03/26(d)	400	392,537
4.23%, 03/14/28(d)	400	384,794
		5,576,044
United Kingdom — 0.0%
Bank of England Euro Note
4.50%, 03/05/27(b)(c)	600	602,023
4.63%, 03/06/26(b)	600	601,699
International Finance Facility for Immunisation Co., 4.13%, 10/29/27(d)	35	34,757
		1,238,479
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	500	496,409
Total Foreign Government Obligations — 6.2% (Cost: $264,141,645)		263,268,916
Municipal Debt Obligations
California — 0.1%
California Earthquake Authority RB, Class A,5.60%, 07/01/27	200	201,228
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	250	251,007
State of California GO
4.50%, 08/01/29	500	496,973
5.13%, 09/01/29	200	204,696

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
University of California RB
Series BG, 0.88%, 05/15/25	$70	$69,285
Series BG, 1.32%, 05/15/27	600	558,706
		1,781,895
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27	250	233,593
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	394	400,917
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	209,057
Total Municipal Debt Obligations — 0.1% (Cost: $2,628,941)		2,625,462
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 4.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	177	169,909
2.50%, 08/01/31	157	148,372
2.50%, 10/01/31	407	384,148
2.50%, 12/01/31	231	217,844
2.50%, 02/01/32	272	256,423
2.50%, 01/01/33	713	669,559
3.00%, 05/01/29	5,132	5,019,981
3.00%, 05/01/30	163	157,743
3.00%, 06/01/30	12	11,952
3.00%, 07/01/30	129	123,910
3.00%, 12/01/30	192	185,280
3.00%, 05/01/31	70	66,853
3.00%, 06/01/31	49	46,651
3.50%, 05/01/32	39	37,896
3.50%, 08/01/32	13	12,070
3.50%, 09/01/32	17	16,494
3.50%, 07/01/33	77	74,029
3.50%, 06/01/34	360	344,750
4.00%, 04/01/33	68	66,266
6.51%, 02/01/45(a)	6	6,515
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K048, Class A2, 3.28%, 06/25/25(a)	1,182	1,176,120
Series K053, Class A2, 3.00%, 12/25/25	1,000	987,336
Series K-1512, Class A2, 2.99%, 05/25/31	460	416,121
Series K-1512, Class A3, 3.06%, 04/25/34	450	390,633
Series K739, Class A2, 1.34%, 09/25/27	2,000	1,858,475
Federal National Mortgage Association
6.34%, 04/01/44(a)	22	22,712
7.24%, 12/01/44(a)	6	6,595
Federal National Mortgage Association-ACES, Series 2016-M3, Class A2, 2.70%, 02/25/26	3,423	3,361,487
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,797	1,561,940
1.50%, 03/01/36	1,956	1,696,130
1.50%, 10/01/36	1,947	1,689,041
1.50%, 11/01/36	1,615	1,409,729
1.50%, 02/01/37	11,008	9,517,777
1.50%, 03/01/37	7,882	6,798,038
1.50%, 08/01/37	1,381	1,194,221
2.00%, 10/01/35	7,823	7,023,739
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/01/35	$2,549	$2,298,414
2.00%, 12/01/35	5,235	4,685,639
2.00%, 02/01/36	16,137	14,475,232
2.00%, 03/01/36	5,797	5,183,543
2.00%, 04/01/36	2,161	1,929,615
2.00%, 05/01/36	10,088	9,028,276
2.00%, 06/01/36	817	729,599
2.00%, 07/01/36	5,909	5,282,728
2.00%, 08/01/36	632	563,326
2.00%, 10/01/36	1,368	1,219,302
2.00%, 11/01/36	6,373	5,679,170
2.00%, 12/01/36	8,753	7,799,413
2.00%, 01/01/37	6,307	5,619,721
2.00%, 02/01/37	3,922	3,495,608
2.50%, 07/01/28	190	184,200
2.50%, 12/01/29	42	40,430
2.50%, 03/01/30	32	30,273
2.50%, 07/01/30	35	33,735
2.50%, 08/01/30	117	111,499
2.50%, 12/01/30	19	18,405
2.50%, 01/01/31	17	15,785
2.50%, 05/01/31	348	329,165
2.50%, 08/01/31	464	439,277
2.50%, 09/01/31	360	339,075
2.50%, 10/01/31	1,621	1,540,774
2.50%, 12/01/31	562	529,733
2.50%, 01/01/32	1,190	1,121,268
2.50%, 02/01/32	457	431,063
2.50%, 03/01/32	447	420,494
2.50%, 04/01/32	3,072	2,902,173
2.50%, 07/01/32	3,262	3,088,168
2.50%, 10/01/32	65	61,140
2.50%, 01/01/33	538	507,439
2.50%, 07/01/35	5,098	4,687,314
2.50%, 10/01/35	541	495,511
2.50%, 03/01/36	1,206	1,104,923
2.50%, 05/01/36	7,817	7,139,300
2.50%, 06/01/36	196	179,019
2.50%, 07/01/36	477	435,145
2.50%, 08/01/36	2,436	2,227,390
2.50%, 04/01/37	1,500	1,366,710
2.50%, 05/01/37	430	392,100
2.50%, 02/18/40(n)	675	614,302
3.00%, 10/01/27	14	14,149
3.00%, 10/01/28	68	65,934
3.00%, 11/01/28	69	67,517
3.00%, 03/01/30	1,973	1,927,022
3.00%, 04/01/30	41	39,705
3.00%, 07/01/30	29	28,071
3.00%, 08/01/30	98	94,498
3.00%, 09/01/30	146	140,408
3.00%, 10/01/30	80	76,497
3.00%, 11/01/30	17	16,743
3.00%, 12/01/30	71	67,400
3.00%, 01/01/31	899	869,108
3.00%, 02/01/31	458	441,525
3.00%, 03/01/31	101	96,818
3.00%, 04/01/31	53	50,972
3.00%, 06/01/31	299	286,932
3.00%, 09/01/31	98	94,747
3.00%, 10/01/31	14	13,622

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/32	$304	$291,976
3.00%, 02/01/32	652	624,777
3.00%, 03/01/32	98	93,914
3.00%, 06/01/32	317	304,369
3.00%, 11/01/32	329	314,067
3.00%, 12/01/32	550	523,441
3.00%, 10/01/33	399	378,238
3.00%, 07/01/34	177	166,290
3.00%, 09/01/34	1,981	1,869,767
3.00%, 11/01/34	307	289,271
3.00%, 07/01/37	699	655,190
3.00%, 02/15/40(n)	453	422,430
3.50%, 01/01/27	2	1,767
3.50%, 12/01/29	7	6,516
3.50%, 07/01/30	67	65,754
3.50%, 10/01/30	30	28,887
3.50%, 11/01/30	4	4,335
3.50%, 03/01/31	50	48,859
3.50%, 06/01/31	76	73,991
3.50%, 01/01/32	48	46,573
3.50%, 05/01/32	75	72,259
3.50%, 06/01/32	97	93,461
3.50%, 07/01/32	27	25,336
3.50%, 08/01/32	23	22,029
3.50%, 09/01/32	139	134,872
3.50%, 10/01/32	24	23,106
3.50%, 11/01/32	16	15,804
3.50%, 03/01/33	261	251,653
3.50%, 04/01/33	313	301,715
3.50%, 05/01/33	202	194,071
3.50%, 06/01/33	363	348,410
3.50%, 02/01/34	2,714	2,611,176
3.50%, 07/01/34	243	239,024
3.50%, 08/01/34	369	353,039
3.50%, 01/01/35	296	283,393
3.50%, 02/15/40(n)	174	164,755
4.00%, 07/01/29	9	9,076
4.00%, 07/01/32	39	39,055
4.00%, 05/01/33	154	149,708
4.00%, 06/01/33	119	115,983
4.00%, 12/01/33	65	64,097
4.00%, 08/01/37	173	166,496
4.00%, 09/01/37	233	224,743
4.00%, 11/01/37	336	324,208
4.00%, 02/01/38	1,108	1,067,933
4.00%, 02/16/38(n)	6,179	5,936,429
4.00%, 05/01/38	153	147,198
4.00%, 11/01/38	98	93,782
4.00%, 11/01/39	626	601,645
4.50%, 02/15/40(n)	112	109,666
5.00%, 02/15/40(n)	178	177,598
		170,865,935
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	966,587
Federal National Mortgage Association, 0.50%, 06/17/25	13,000	12,819,962
		13,786,549
U.S. Government Obligations — 51.3%
U.S. Treasury Note/Bond
0.38%, 01/31/26	17,550	16,892,561
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.38%, 09/30/27	$17,100	$15,460,805
0.50%, 02/28/26	19,000	18,257,812
0.50%, 04/30/27	18,000	16,583,906
0.50%, 05/31/27	14,000	12,860,313
0.50%, 06/30/27	9,570	8,763,279
0.50%, 08/31/27	10,600	9,646,000
0.50%, 10/31/27	23,100	20,887,453
0.63%, 07/31/26	16,850	15,984,463
0.63%, 11/30/27	23,800	21,531,562
0.75%, 03/31/26	16,000	15,375,625
0.75%, 04/30/26	13,720	13,148,691
0.75%, 05/31/26	18,280	17,468,825
0.75%, 08/31/26	19,500	18,480,059
0.88%, 06/30/26	17,800	16,992,047
0.88%, 09/30/26	17,670	16,734,732
1.00%, 07/31/28	15,000	13,419,141
1.13%, 10/31/26	18,800	17,835,766
1.13%, 02/28/27	6,400	6,012,500
1.13%, 02/29/28	20,000	18,221,875
1.13%, 08/31/28	19,000	17,025,781
1.25%, 11/30/26	19,180	18,192,530
1.25%, 12/31/26	16,750	15,850,996
1.25%, 03/31/28	20,000	18,243,750
1.25%, 05/31/28	5,600	5,081,563
1.25%, 06/30/28	4,500	4,072,500
1.25%, 09/30/28	10,000	8,978,125
1.38%, 08/31/26	8,860	8,481,373
1.38%, 10/31/28	10,000	9,000,000
1.38%, 12/31/28	24,000	21,491,250
1.50%, 08/15/26	14,000	13,438,906
1.50%, 01/31/27	30,700	29,126,625
1.50%, 11/30/28	12,000	10,825,313
1.63%, 02/15/26	17,000	16,549,102
1.63%, 05/15/26	18,000	17,418,516
1.63%, 10/31/26	12,500	11,962,402
1.75%, 12/31/26	10,000	9,556,250
1.75%, 01/31/29	30,000	27,208,594
1.88%, 02/28/27	20,000	19,078,125
1.88%, 02/28/29	5,000	4,548,828
2.00%, 11/15/26	17,600	16,935,875
2.25%, 03/31/26	4,000	3,910,781
2.25%, 02/15/27	22,300	21,453,297
2.25%, 08/15/27	20,350	19,394,504
2.25%, 11/15/27	20,900	19,819,078
2.38%, 05/15/27	21,450	20,595,352
2.38%, 03/31/29	20,000	18,531,250
2.50%, 02/28/26	4,000	3,926,719
2.50%, 03/31/27	29,000	27,991,797
2.63%, 01/31/26	8,500	8,365,527
2.63%, 05/31/27	2,000	1,930,000
2.63%, 07/31/29	35,000	32,591,016
2.75%, 04/30/27	21,800	21,122,156
2.75%, 07/31/27	21,440	20,697,975
2.75%, 02/15/28	20,000	19,150,000
2.75%, 05/31/29	25,000	23,464,844
2.88%, 05/15/28	25,000	23,943,359
2.88%, 08/15/28	22,000	20,989,375
2.88%, 04/30/29	25,000	23,611,328
3.13%, 08/31/27	25,000	24,330,078
3.13%, 11/15/28	22,000	21,104,531
3.13%, 08/31/29	34,000	32,302,656

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.25%, 06/30/27	$20,000	$19,568,750
3.25%, 06/30/29	20,000	19,140,625
3.38%, 09/15/27	5,862	5,739,264
3.50%, 09/30/26	19,162	18,947,176
3.50%, 01/31/28	21,200	20,764,406
3.50%, 04/30/28	23,049	22,521,394
3.50%, 09/30/29	4,197	4,051,089
3.63%, 03/31/28	4,043	3,968,773
3.63%, 05/31/28	19,800	19,408,641
3.63%, 08/31/29	4,833	4,693,674
3.75%, 04/15/26	6,108	6,073,165
3.75%, 08/31/26	10,235	10,163,435
3.75%, 08/15/27	23,574	23,306,951
3.75%, 12/31/28	28,284	27,722,739
3.88%, 10/15/27	6,732	6,670,991
3.88%, 11/30/27	28,180	27,907,006
3.88%, 12/31/27	19,760	19,568,575
3.88%, 09/30/29	34,630	33,953,633
3.88%, 11/30/29	18,700	18,318,695
3.88%, 12/31/29	20,000	19,587,500
4.00%, 02/15/26	12,000	11,968,125
4.00%, 01/15/27	7,556	7,526,189
4.00%, 12/15/27	5,534	5,500,277
4.00%, 02/29/28	11,066	10,987,328
4.00%, 06/30/28	16,000	15,866,250
4.00%, 01/31/29	23,882	23,617,059
4.00%, 07/31/29	2,757	2,721,030
4.00%, 10/31/29	20,000	19,707,813
4.13%, 10/31/26	12,876	12,856,887
4.13%, 01/31/27	20,365	20,334,771
4.13%, 02/15/27	7,829	7,814,932
4.13%, 09/30/27	9,000	8,978,906
4.13%, 10/31/27	11,000	10,971,641
4.13%, 11/15/27	5,885	5,867,989
4.13%, 07/31/28	23,759	23,645,774
4.13%, 03/31/29	30,000	29,779,687
4.13%, 10/31/29	6,922	6,861,433
4.13%, 11/30/29	9,270	9,189,612
4.25%, 11/30/26	13,634	13,643,586
4.25%, 12/31/26	44,274	44,305,130
4.25%, 03/15/27	8,733	8,737,776
4.25%, 01/15/28	4,104	4,105,283
4.25%, 02/28/29	27,780	27,714,891
4.25%, 06/30/29	35,033	34,928,996
4.25%, 01/31/30	32,072	31,956,741
4.38%, 07/31/26	6,069	6,082,750
4.38%, 08/15/26	33,559	33,633,721
4.38%, 12/15/26	21,037	21,096,167
4.38%, 07/15/27	3,474	3,486,485
4.38%, 08/31/28	22,280	22,342,662
4.38%, 11/30/28	24,239	24,299,597
4.38%, 12/31/29	20,622	20,660,666
4.50%, 03/31/26	32,559	32,650,572
4.50%, 04/15/27	5,261	5,291,415
4.50%, 05/15/27	8,164	8,211,836
4.50%, 05/31/29	35,220	35,467,641
4.63%, 02/28/26	30,000	30,111,328
4.63%, 03/15/26	20,000	20,079,688
4.63%, 06/30/26	27,731	27,882,654
4.63%, 09/15/26	12,804	12,884,525
4.63%, 10/15/26	21,715	21,855,808
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 11/15/26	$7,007	$7,054,626
4.63%, 06/15/27	4,093	4,130,093
4.63%, 09/30/28	23,823	24,089,148
4.63%, 04/30/29	15,000	15,175,781
4.88%, 04/30/26	32,679	32,927,922
4.88%, 05/31/26	6,513	6,566,173
4.88%, 10/31/28	23,719	24,187,821
		2,194,683,109
Total U.S. Government & Agency Obligations — 55.6% (Cost: $2,422,971,115)		2,379,335,593
	Shares
Common Stocks
Financial Services — 0.0%
HoldCo.(k)	16,280	—
Health Care Technology — 0.0%
Quincy Health LLC(k)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(k)	112	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	690	627
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ 101,460)(b)(o)	6,764	101,460
Total Common Stocks — 0.0% (Cost $313,606)		102,087
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(k)	104	—
Software — 0.0%
Veritas Kapital Assurance PLC, Series G1, Preference Shares, NVS	608	13,680
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	882	19,845
		33,525
Total Preferred Stocks — 0.0% (Cost $29,797)		33,525
Total Long-Term Investments — 98.5% (Cost: $4,261,080,148)		4,213,254,489
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(p)(q)	17,776,573	17,785,462

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(p)(q)(r)	100,000	$100,000
Total Short-Term Securities — 0.4% (Cost: $17,885,003)		17,885,462
Total Investments — 98.9% (Cost: $4,278,965,151)		4,231,139,951
Other Assets Less Liabilities — 1.1%		45,821,000
Net Assets — 100.0%		$4,276,960,951

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	U.S. dollar denominated security issued by foreign domiciled entity.
(n)	Represents or includes a TBA transaction.
(o)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $101,460, representing less than 0.05% of its net assets as of period end, and an original cost of $101,460.

(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,480,525	$—	$(14,691,938)(a)	$(1,045)	$(2,080)	$17,785,462	17,776,573	$278,112	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,771,847	—	(49,671,847)(a)	—	—	100,000	100,000	78,977 (b)	—
				$(1,045)	$(2,080)	$17,885,462		$357,089	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Core 1-5 Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,714,124	$—	$35,714,124
Collateralized Mortgage Obligations	—	74,579,498	—	74,579,498
Corporate Bonds & Notes	—	1,457,448,847	—	1,457,448,847
Fixed Rate Loan Interests	—	30,484	—	30,484
Floating Rate Loan Interests	—	115,953	—	115,953
Foreign Government Obligations	—	263,268,916	—	263,268,916
Municipal Debt Obligations	—	2,625,462	—	2,625,462
U.S. Government & Agency Obligations	—	2,379,335,593	—	2,379,335,593
Common Stocks	101,460	627	—	102,087
Preferred Stocks	—	33,525	—	33,525
Short-Term Securities
Money Market Funds	17,885,462	—	—	17,885,462
	$17,986,922	$4,213,153,029	$—	$4,231,139,951

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
GO	General Obligation
JSC	Joint Stock Company
NVS	Non-Voting Shares

PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate